                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02731

                           Tax-Free Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31___

Date of reporting period: 9/30/06

Item 1. Reports to Stockholders.

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                           CASH MANAGEMENT CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT

                                  [COVER IMAGE]

SEMIANNUAL


==============================================

INSIDE THIS REPORT

Letter to Shareholders..................... 1

Fund Data.................................. 2

Fund Composition by Maturity............... 2

Letter from Independent
Chairman of Board of Trustees.............. 3

Calculating Your Ongoing Fund Expenses..... 4

Approval of Investment Advisory Agreement.. 5

Financial Pages.......................... F-1

Trustees and Officers................... F-44

==============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Cash Management Class of Tax-Free Cash Reserve Portfolio
      [KELLEY      of Tax-Free Investments Trust, part of AIM Cash Management,
       PHOTO]      for the six months ended September 30, 2006. Thank you for investing with us.

                      Tax-Free Cash Reserve Portfolio's objective is to provide KAREN DUNN KELLEY as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

   The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

   In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

   At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


========================================================================================================
FUND DATA

   CASH MANAGEMENT CLASS DATA AS OF 9/30/06

              YIELDS                           WEIGHTED AVERAGE MATURITY                  NET ASSETS
     7-DAY             MONTHLY            RANGE DURING           AT REPORTING
   SEC YIELD            YIELD           REPORTING PERIOD          PERIOD END

     3.42%              3.27%              22-51 days               46 days             $859.78 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.
========================================================================================================


===================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                          76.0%

8-30                          3.3

31-90                         5.8

91-180                        4.2

181+                         10.7

===================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
   [CROCKETT       A I M Advisors, Inc. (AIM) to make certain your interests are
     PHOTO]        being served in terms of fees, performance and operations.

                      Looking ahead, your Board finds many reasons to be
                   positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline is paying
BRUCE L. CROCKETT  off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                      In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   November 15, 2006

                   *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested, to     The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600       you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),       information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in     of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled          To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
in the Fund and to compare these costs       estimate the expenses you paid on your        that appear in the shareholder reports of
with ongoing costs of investing in other     account during this period.                   the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                      the table are meant to highlight your
entire period, April 1, 2006, through                                                      ongoing costs only. Therefore, the
September 30, 2006.                          The table below also provides information     hypothetical information is useful in
                                             about hypothetical account values and         comparing ongoing costs only, and will
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     not help you determine the relative total
                                             actual expense ratio and an assumed rate      costs of owning different funds.
The table below provides information         of return of 5% per year before expenses,
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table,

===================================================================================================================================

                                                                                              HYPOTHETICAL
                                                          ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)

                         BEGINNING             ENDING              EXPENSES            ENDING            EXPENSES        ANNUALIZED
                       ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING       ACCOUNT VALUE       PAID DURING        EXPENSE
  CLASS                  (4/1/06)            (9/30/06)(1)          PERIOD(2)          (9/30/06)          PERIOD(2)          RATIO
Cash
Management               $1,000.00            $1,016.40              $1.52            $1,023.56            $1.52            0.30%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

===================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            cluded that the range of services to be       uation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     provided by AIM under the Advisory            (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM        performance through the most recent
Portfolio (the "Fund") and, as required      currently is providing services in            calendar year, the Board also reviewed
by law, determines annually whether to       accordance with the terms of the Advisory     more recent Fund performance, which did
approve the continuance of the Fund's        Agreement.                                    not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided      o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the                managers and investment personnel. With
Committee of the Board, at a meeting held    credentials and experience of the             respect to the Fund, the Board is meeting
on June 27, 2006, the Board, including       officers and employees of AIM who will        periodically with such Fund's portfolio
all of the independent trustees, approved    provide investment advisory services to       managers and/or investment personnel and
the continuance of the advisory agreement    the Fund. In reviewing the qualifications     believes that such individuals are
(the "Advisory Agreement") between the       of AIM to provide investment advisory         competent and able to continue to carry
Fund and AIM for another year, effective     services, the Board considered such           out their responsibilities under the
July 1, 2006.                                issues as AIM's portfolio and product         Advisory Agreement.
                                             review process, AIM's legal and
   The Board considered the factors          compliance function, AIM's use of             o Overall performance of AIM. The Board
discussed below in evaluating the            technology, AIM's portfolio                   considered the overall performance of AIM
fairness and reasonableness of the           administration function and the quality       in providing investment advisory and
Advisory Agreement at the meeting on June    of AIM's investment research. Based on        portfolio administrative services to the
27, 2006 and as part of the Board's          the review of these and other factors,        Fund and concluded that such performance
ongoing oversight of the Fund. In their      the Board concluded that the quality of       was satisfactory.
deliberations, the Board and the             services to be provided by AIM was
independent trustees did not identify any    appropriate and that AIM currently is         o Fees relative to those of clients of
particular factor that was controlling,      providing satisfactory services in            AIM with comparable investment
and each trustee attributed different        accordance with the terms of the Advisory     strategies. The Board noted that AIM does
weights to the various factors.              Agreement.                                    not serve as an advisor to other mutual
                                                                                           funds or other clients with investment
   One responsibility of the independent     o The performance of the Fund relative to     strategies comparable to those of the
Senior Officer of the Fund is to manage      comparable funds. The Board reviewed the      Fund.
the process by which the Fund's proposed     performance of the Fund during the past
management fees are negotiated to ensure     one, three and five calendar years            o Fees relative to those of comparable
that they are negotiated in a manner         against the performance of funds advised      funds with other advisors. The Board
which is at arms' length and reasonable.     by other advisors with investment             reviewed the advisory fee rate for the
To that end, the Senior Officer must         strategies comparable to those of the         Fund under the Advisory Agreement. The
either supervise a competitive bidding       Fund. The Board noted that the Fund's         Board compared effective contractual
process or prepare an independent written    performance in such periods was at or         advisory fee rates at a common asset
evaluation. The Senior Officer has           above the median performance of such          level at the end of the past calendar
recommended an independent written           comparable funds. Based on this review        year and noted that the Fund's rate was
evaluation in lieu of a competitive          and after taking account of all of the        comparable to the median rate of the
bidding process and, upon the direction      other factors that the Board considered       funds advised by other advisors with
of the Board, has prepared such an           in determining whether to continue the        investment strategies comparable to those
independent written evaluation. Such         Advisory Agreement for the Fund, the          of the Fund that the Board reviewed. The
written evaluation also considered           Board concluded that no changes should be     Board noted that AIM has agreed to waive
certain of the factors discussed below.      made to the Fund and that it was not          fees and/or limit expenses of the Fund,
                                             necessary to change the Fund's portfolio      as discussed below. Based on this review,
   The discussion below serves as a          management team at this time. Although        the Board concluded that the advisory fee
summary of the Senior Officer's              the independent written evaluation of the     rate for the Fund under the Advisory
independent written evaluation, as well      Fund's Senior Officer (discussed below)       Agreement was fair and reasonable.
as a discussion of the material factors      only considered Fund performance through
and the conclusions with respect thereto     the most recent calendar year, the Board      o Expense limitations and fee waivers.
that formed the basis for the Board's        also reviewed more recent Fund                The Board noted that AIM has
approval of the Advisory Agreement. After    performance, which did not change their       contractually agreed to waive fees and/or
consideration of all of the factors below    conclusions.                                  limit expenses of the Fund in an amount
and based on its informed business                                                         necessary to limit total annual operating
judgment, the Board determined that the      o The performance of the Fund relative to     expenses to a specified percentage of
Advisory Agreement is in the best            indices. The Board reviewed the               average daily net assets for each class
interests of the Fund and its                performance of the Fund during the past       of the Fund. The Board considered the
shareholders and that the compensation to    one, three and five calendar years            contractual nature of this fee
AIM under the Advisory Agreement is fair     against the performance of the Lipper         waiver/expense limitation and noted that
and reasonable and would have been           Institutional Tax-Exempt Money Market         it remains in effect until June 30, 2007.
obtained through arm's length                Index. The Board noted that the Fund's        The Board considered the effect this fee
negotiations.                                performance in such periods was               waiver/expense limitation would have on
                                             comparable to the performance of such         the Fund's estimated expenses and
   Unless otherwise stated, information      Index. Based on this review and after         concluded that the levels of fee
presented below is as of June 27, 2006       taking account of all of the other            waivers/expense limitations for the Fund
and does not reflect any changes that may    factors that the Board considered in          were fair and reasonable.
have occurred since June 27, 2006,           determining whether to continue the
including but not limited to changes to      Advisory Agreement for the Fund, the          o Breakpoints and economies of scale. The
the Fund's performance, advisory fees,       Board concluded that no changes should be     Board reviewed the structure of the
expense limitations and/or fee waivers.      made to the Fund and that it was not          Fund's advisory fee under the Advisory
                                             necessary to change the Fund's portfolio      Agreement, noting that it includes one
o The nature and extent of the advisory      management team at this time. Although        breakpoint. The Board reviewed the level
services to be provided by AIM. The Board    the independent written eval-                 of the Fund's advisory fees, and noted
reviewed the services to be provided by                                                    that such fees, as a percentage of the
AIM under the Advisory Agreement. Based                                                    Fund's net assets,
on such review, the Board con-

                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased           o Historical relationship between the
because the Advisory Agreement includes a        Fund and AIM. In determining whether to
breakpoint. The Board concluded that the         continue the Advisory Agreement for the
Fund's fee levels under the Advisory             Fund, the Board also considered the prior
Agreement therefore reflect economies of         relationship between AIM and the Fund, as
scale and that it was not necessary to           well as the Board's knowledge of AIM's
change the advisory fee breakpoints in           operations, and concluded that it was
the Fund's advisory fee schedule.                beneficial to maintain the current
                                                 relationship, in part, because of such
o Investments in affiliated money market         knowledge. The Board also reviewed the
funds. Not applicable because the Fund           general nature of the non-investment
does not invest in affiliated money              advisory services currently performed by
market funds.                                    AIM and its affiliates, such as
                                                 administrative, transfer agency and
o Independent written evaluation and             distribution services, and the fees
recommendations of the Fund's Senior             received by AIM and its affiliates for
Officer. The Board noted that, upon their        performing such services. In addition to
direction, the Senior Officer of the             reviewing such services, the trustees
Fund, who is independent of AIM and AIM's        also considered the organizational
affiliates, had prepared an independent          structure employed by AIM and its
written evaluation in order to assist the        affiliates to provide those services.
Board in determining the reasonableness          Based on the review of these and other
of the proposed management fees of the           factors, the Board concluded that AIM and
AIM Funds, including the Fund. The Board         its affiliates were qualified to continue
noted that the Senior Officer's written          to provide non-investment advisory
evaluation had been relied upon by the           services to the Fund, including
Board in this regard in lieu of a                administrative, transfer agency and
competitive bidding process. In                  distribution services, and that AIM and
determining whether to continue the              its affiliates currently are providing
Advisory Agreement for the Fund, the             satisfactory non-investment advisory
Board considered the Senior Officer's            services.
written evaluation.
                                                 o Other factors and current trends. The
o Profitability of AIM and its                   Board considered the steps that AIM and
affiliates. The Board reviewed                   its affiliates have taken over the last
information concerning the profitability         several years, and continue to take, in
of AIM's (and its affiliates') investment        order to improve the quality and
advisory and other activities and its            efficiency of the services they provide
financial condition. The Board considered        to the Funds in the areas of investment
the overall profitability of AIM, as well        performance, product line
as the profitability of AIM in connection        diversification, distribution, fund
with managing the Fund. The Board noted          operations, shareholder services and
that AIM's operations remain profitable,         compliance. The Board concluded that
although increased expenses in recent            these steps taken by AIM have improved,
years have reduced AIM's profitability.          and are likely to continue to improve,
Based on the review of the profitability         the quality and efficiency of the
of AIM's and its affiliates' investment          services AIM and its affiliates provide
advisory and other activities and its            to the Fund in each of these areas, and
financial condition, the Board concluded         support the Board's approval of the
that the compensation to be paid by the          continuance of the Advisory Agreement for
Fund to AIM under its Advisory Agreement         the Fund.
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The
Board concluded that such arrangements
were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH MANAGEMENT CLASS
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2006              2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02              0.02        0.01        0.01        0.01        0.02
=================================================================================================================================
Less distributions from net investment income             (0.02)            (0.02)      (0.01)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                         $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            1.64%             2.45%       1.16%       0.76%       1.14%       2.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $859,786          $683,659    $725,124    $768,141    $617,683    $320,502
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.30%(b)          0.30%       0.30%       0.30%       0.30%       0.30%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.36%(b)          0.37%       0.37%       0.37%       0.37%       0.38%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   3.24%(b)          2.41%       1.16%       0.75%       1.12%       1.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $707,568,860.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                 TFIT-SAR-3            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                 CORPORATE CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT


                                 [COVER IMAGE]
SEMIANNUAL


==============================================

Inside This Report

Letter to Shareholders.....................  1

Fund Data..................................  2

Fund Composition by Maturity...............  2

Letter from Independent
Chairman of Board of Trustees..............  3

Calculating Your Ongoing Fund Expenses.....  4

Approval of Investment Advisory Agreement..  5

Financial Pages..........................  F-1

Trustees and Officers...................  F-44

==============================================



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Corporate Class of Tax-Free Cash Reserve Portfolio of
      [KELLEY       Tax-Free Investments Trust, part of AIM Cash Management, for
       PHOTO]       the six months ended September 30, 2006. Thank you for
                    investing with us.

                       Tax-Free Cash Reserve Portfolio's objective is to provide
                    as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The
 KAREN DUNN KELLEY  Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

   The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

   In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

   At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


============================================================================================================
FUND DATA


   CORPORATE CLASS DATA AS OF 9/30/06

                       YIELDS                          WEIGHTED AVERAGE MATURITY              NET ASSETS
              7-DAY             MONTHLY       RANGE DURING               AT REPORTING
            SEC YIELD            YIELD      REPORTING PERIOD              PERIOD END

              3.47%              3.32%         22-51 days                   46 days          $308.65 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

============================================================================================================

==========================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                                  76.0%

8-30                                  3.3

31-90                                 5.8

91-180                                4.2

181+                                 10.7

==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
     [CROCKETT      A I M Advisors, Inc. (AIM) to make certain your interests
       PHOTO]       are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline is
 BRUCE L. CROCKETT  paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    November 15, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),      information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in    of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled         To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
the Fund and to compare these costs with     estimate the expenses you paid on your       that appear in the shareholder reports of
ongoing costs of investing in other mutual   account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                     the table are meant to highlight your
entire period, April 1, 2006, through                                                     ongoing costs only. Therefore, the
September 30, 2006.                          The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
The table below provides information about   of return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,

====================================================================================================================================

                                                                                     HYPOTHETICAL
                                                        ACTUAL           (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING               ENDING             EXPENSES             ENDING             EXPENSES       ANNUALIZED
                    ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING        ACCOUNT VALUE        PAID DURING       EXPENSE
 CLASS                (4/1/06)             (9/30/06)(1)          PERIOD(2)           (9/30/06)           PERIOD(2)         RATIO
Corporate            $1,000.00              $1,016.60              $1.26             $1,023.82            $1.27            0.25%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            cluded that the range of services to be      uation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     provided by AIM under the Advisory           (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM       performance through the most recent
Portfolio (the "Fund") and, as required by   currently is providing services in           calendar year, the Board also reviewed
law, determines annually whether to          accordance with the terms of the Advisory    more recent Fund performance, which did
approve the continuance of the Fund's        Agreement.                                   not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided     o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the credentials   managers and investment personnel. With
Committee of the Board, at a meeting held    and experience of the officers and           respect to the Fund, the Board is meeting
on June 27, 2006, the Board, including all   employees of AIM who will provide            periodically with such Fund's portfolio
of the independent trustees, approved the    investment advisory services to the Fund.    managers and/or investment personnel and
continuance of the advisory agreement (the   In reviewing the qualifications of AIM to    believes that such individuals are
"Advisory Agreement") between the Fund and   provide investment advisory services, the    competent and able to continue to carry
AIM for another year, effective July 1,      Board considered such issues as AIM's        out their responsibilities under the
2006.                                        portfolio and product review process,        Advisory Agreement.
                                             AIM's legal and compliance function, AIM's
   The Board considered the factors          use of technology, AIM's portfolio           o Overall performance of AIM. The Board
discussed below in evaluating the fairness   administration function and the quality of   considered the overall performance of AIM
and reasonableness of the Advisory           AIM's investment research. Based on the      in providing investment advisory and
Agreement at the meeting on June 27, 2006    review of these and other factors, the       portfolio administrative services to the
and as part of the Board's ongoing           Board concluded that the quality of          Fund and concluded that such performance
oversight of the Fund. In their              services to be provided by AIM was           was satisfactory.
deliberations, the Board and the             appropriate and that AIM currently is
independent trustees did not identify any    providing satisfactory services in           o Fees relative to those of clients of AIM
particular factor that was controlling,      accordance with the terms of the Advisory    with comparable investment strategies. The
and each trustee attributed different        Agreement.                                   Board noted that AIM does not serve as an
weights to the various factors.                                                           advisor to other mutual funds or other
                                             o The performance of the Fund relative to    clients with investment strategies
   One responsibility of the independent     comparable funds. The Board reviewed the     comparable to those of the Fund.
Senior Officer of the Fund is to manage      performance of the Fund during the past
the process by which the Fund's proposed     one, three and five calendar years against   o Fees relative to those of comparable
management fees are negotiated to ensure     the performance of funds advised by other    funds with other advisors. The Board
that they are negotiated in a manner which   advisors with investment strategies          reviewed the advisory fee rate for the
is at arms' length and reasonable. To that   comparable to those of the Fund. The Board   Fund under the Advisory Agreement. The
end, the Senior Officer must either          noted that the Fund's performance in such    Board compared effective contractual
supervise a competitive bidding process or   periods was at or above the median           advisory fee rates at a common asset level
prepare an independent written evaluation.   performance of such comparable funds.        at the end of the past calendar year and
The Senior Officer has recommended an        Based on this review and after taking        noted that the Fund's rate was comparable
independent written evaluation in lieu of    account of all of the other factors that     to the median rate of the funds advised by
a competitive bidding process and, upon      the Board considered in determining          other advisors with investment strategies
the direction of the Board, has prepared     whether to continue the Advisory Agreement   comparable to those of the Fund that the
such an independent written evaluation.      for the Fund, the Board concluded that no    Board reviewed. The Board noted that AIM
Such written evaluation also considered      changes should be made to the Fund and       has agreed to waive fees and/or limit
certain of the factors discussed below.      that it was not necessary to change the      expenses of the Fund, as discussed below.
                                             Fund's portfolio management team at this     Based on this review, the Board concluded
   The discussion below serves as a          time. Although the independent written       that the advisory fee rate for the Fund
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      under the Advisory Agreement was fair and
independent written evaluation, as well as   (discussed below) only considered Fund       reasonable.
a discussion of the material factors and     performance through the most recent
the conclusions with respect thereto that    calendar year, the Board also reviewed       o Expense limitations and fee waivers. The
formed the basis for the Board's approval    more recent Fund performance, which did      Board noted that AIM has contractually
of the Advisory Agreement. After             not change their conclusions.                agreed to waive fees and/or limit expenses
consideration of all of the factors below                                                 of the Fund in an amount necessary to
and based on its informed business           o The performance of the Fund relative to    limit total annual operating expenses to a
judgment, the Board determined that the      indices. The Board reviewed the              specified percentage of average daily net
Advisory Agreement is in the best            performance of the Fund during the past      assets for each class of the Fund. The
interests of the Fund and its shareholders   one, three and five calendar years against   Board considered the contractual nature of
and that the compensation to AIM under the   the performance of the Lipper                this fee waiver/expense limitation and
Advisory Agreement is fair and reasonable    Institutional Tax-Exempt Money Market        noted that it remains in effect until June
and would have been obtained through arm's   Index. The Board noted that the Fund's       30, 2007. The Board considered the effect
length negotiations.                         performance in such periods was comparable   this fee waiver/expense limitation would
                                             to the performance of such Index. Based on   have on the Fund's estimated expenses and
   Unless otherwise stated, information      this review and after taking account of      concluded that the levels of fee
presented below is as of June 27, 2006 and   all of the other factors that the Board      waivers/expense limitations for the Fund
does not reflect any changes that may have   considered in determining whether to         were fair and reasonable.
occurred since June 27, 2006, including      continue the Advisory Agreement for the
but not limited to changes to the Fund's     Fund, the Board concluded that no changes    o Breakpoints and economies of scale. The
performance, advisory fees, expense          should be made to the Fund and that it was   Board reviewed the structure of the Fund's
limitations and/or fee waivers.              not necessary to change the Fund's           advisory fee under the Advisory Agreement,
                                             portfolio management team at this time.      noting that it includes one breakpoint.
o The nature and extent of the advisory      Although the independent written eval-       The Board reviewed the level of the Fund's
services to be provided by AIM. The Board                                                 advisory fees, and noted that such fees,
reviewed the services to be provided by                                                   as a percentage of the Fund's net assets,
AIM under the Advisory Agreement. Based on
such review, the Board con-
                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased       o Historical relationship between the Fund
because the Advisory Agreement includes a    and AIM. In determining whether to
breakpoint. The Board concluded that the     continue the Advisory Agreement for the
Fund's fee levels under the Advisory         Fund, the Board also considered the prior
Agreement therefore reflect economies of     relationship between AIM and the Fund, as
scale and that it was not necessary to       well as the Board's knowledge of AIM's
change the advisory fee breakpoints in the   operations, and concluded that it was
Fund's advisory fee schedule.                beneficial to maintain the current
                                             relationship, in part, because of such
o Investments in affiliated money market     knowledge. The Board also reviewed the
funds. Not applicable because the Fund       general nature of the non-investment
does not invest in affiliated money market   advisory services currently performed by
funds.                                       AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the Fund,   reviewing such services, the trustees also
who is independent of AIM and AIM's          considered the organizational structure
affiliates, had prepared an independent      employed by AIM and its affiliates to
written evaluation in order to assist the    provide those services. Based on the
Board in determining the reasonableness of   review of these and other factors, the
the proposed management fees of the AIM      Board concluded that AIM and its
Funds, including the Fund. The Board noted   affiliates were qualified to continue to
that the Senior Officer's written            provide non-investment advisory services
evaluation had been relied upon by the       to the Fund, including administrative,
Board in this regard in lieu of a            transfer agency and distribution services,
competitive bidding process. In              and that AIM and its affiliates currently
determining whether to continue the          are providing satisfactory non-investment
Advisory Agreement for the Fund, the Board   advisory services.
considered the Senior Officer's written
evaluation.                                  o Other factors and current trends. The
                                             Board considered the steps that AIM and
o Profitability of AIM and its affiliates.   its affiliates have taken over the last
The Board reviewed information concerning    several years, and continue to take, in
the profitability of AIM's (and its          order to improve the quality and
affiliates') investment advisory and other   efficiency of the services they provide to
activities and its financial condition.      the Funds in the areas of investment
The Board considered the overall             performance, product line diversification,
profitability of AIM, as well as the         distribution, fund operations, shareholder
profitability of AIM in connection with      services and compliance. The Board
managing the Fund. The Board noted that      concluded that these steps taken by AIM
AIM's operations remain profitable,          have improved, and are likely to continue
although increased expenses in recent        to improve, the quality and efficiency of
years have reduced AIM's profitability.      the services AIM and its affiliates
Based on the review of the profitability     provide to the Fund in each of these
of AIM's and its affiliates' investment      areas, and support the Board's approval of
advisory and other activities and its        the continuance of the Advisory Agreement
financial condition, the Board concluded     for the Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The
Board concluded that such arrangements
were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CORPORATE CLASS
                                                              -------------------------------------
                                                                                  SEPTEMBER 8, 2005
                                                               SIX MONTHS            (DATE SALES
                                                                  ENDED             COMMENCED) TO
                                                              SEPTEMBER 30,           MARCH 31,
                                                                  2006                  2006
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $   1.00               $  1.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.02                  0.01
===================================================================================================
Less distributions from net investment income                      (0.02)                (0.01)
===================================================================================================
Net asset value, end of period                                  $   1.00               $  1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                                                     1.66%                 1.52%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $308,661               $ 8,017
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.25%(b)              0.25%(c)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.29%(b)              0.30%(c)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income to average net assets                3.29%(b)              2.46%(c)
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $112,710,698.
(c)  Annualized.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                 TFIT-SAR-2            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                             INSTITUTIONAL CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT


                                   [COVER IMAGE]
SEMIANNUAL


===============================================

INSIDE THIS REPORT

Letter to Shareholders...................... 1

Fund Data................................... 2

Fund Composition by Maturity................ 2

Letter from Independent
Chairman of Board of Trustees............... 3

Calculating Your Ongoing Fund Expenses...... 4

Approval of Investment Advisory Agreement... 5

Financial Pages........................... F-1

Trustees and Officers.................... F-44

===============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Institutional Class of Tax-Free Cash Reserve Portfolio
    [KELLEY        of Tax-Free Investments Trust, part of AIM Cash Management,
     PHOTO]        for the six months ended September 30, 2006. Thank you for investing with us.

                      Tax-Free Cash Reserve Portfolio's objective is to provide
                   as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The
KAREN DUNN KELLEY  Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

   The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

   In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

   At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


================================================================================
FUND DATA

   INSTITUTIONAL CLASS DATA AS OF 9/30/06

          YIELDS             WEIGHTED AVERAGE MATURITY         NET ASSETS
     7-DAY     MONTHLY     RANGE DURING     AT REPORTING
   SEC YIELD    YIELD    REPORTING PERIOD    PERIOD END
     3.50%      3.35%        22-51 days        46 days       $2.18 billion

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit
   AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses.
   Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

================================================================================

=====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                           76.0%

8-30                           3.3

31-90                          5.8

91-180                         4.2

181+                          10.7

=====================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                           DEAR FELLOW AIM FUND SHAREHOLDERS:

                           At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                              Looking ahead, your Board finds many reasons to be
                           positive about AIM's management and strategic
      [CROCKETT            direction. Most importantly, AIM's investment
        PHOTO]             management discipline is paying off in terms of
                           improved overall performance. While work remains to
                           be done, AIM's complex-wide, asset-weighted mutual
                           fund performance for the trailing one-, three- and
                           five-year periods is at its highest since 2000 for
                           the periods ended September 30, 2006. We are also
  BRUCE L. CROCKETT        pleased with AIM's efforts to seek more
                           cost-effective ways of delivering superior service.

                              In addition, AIM is realizing the benefits of
                           belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                              The seven new AIM funds--which include Asian
                           funds, structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                              Your Board is very pleased with the overall
                           direction and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                           Sincerely,

                           /S/ BRUCE L. CROCKETT

                           Bruce L. Crockett
                           Independent Chair
                           AIM Funds Board

                           November 15, 2006

                           *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
ongoing costs, including management          account value by $1,000 (for example, an     expenses you paid for the period. You
fees; distribution and/or service fees       $8,600 account value divided by $1,000 =     may use this information to compare the
(12b-1); and other Fund expenses. This       8.6), then multiply the result by the        ongoing costs of investing in the Fund
example is intended to help you              number in the table under the heading        and other funds. To do so, compare this
understand your ongoing costs (in            entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
dollars) of investing in the Fund and to     Period" to estimate the expenses you         hypothetical examples that appear in the
compare these costs with ongoing costs       paid on your account during this period.     shareholder reports of the other funds.
of investing in other mutual funds. The
example is based on an investment of         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
$1,000 invested at the beginning of the      COMPARISON PURPOSES                          in the table are meant to highlight your
period and held for the entire period,                                                    ongoing costs only. Therefore, the
April 1, 2006, through September 30,         The table below also provides                hypothetical information is useful in
2006.                                        information about hypothetical account       comparing ongoing costs only, and will
                                             values and hypothetical expenses based       not help you determine the relative
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the Fund's
about actual account values and actual       actual return.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                         ACTUAL                            HYPOTHETICAL
                                                                                (5% ANNUAL RETURN BEFORE EXPENSES)

                          BEGINNING           ENDING                EXPENSES          ENDING           EXPENSES      ANNUALIZED
                        ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE      PAID DURING      EXPENSE
    CLASS                 (4/1/06)         (9/30/06)(1)             PERIOD(2)        (9/30/06)        PERIOD(2)        RATIO
Institutional            $1,000.00           $1,016.80                $1.11          $1,023.97          $1.12           0.22%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            concluded that the range of services to      evaluation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     be provided by AIM under the Advisory        (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM       performance through the most recent
Portfolio (the "Fund") and, as required      currently is providing services in           calendar year, the Board also reviewed
by law, determines annually whether to       accordance with the terms of the             more recent Fund performance, which did
approve the continuance of the Fund's        Advisory Agreement.                          not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided     o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the               managers and investment personnel. With
Committee of the Board, at a meeting         credentials and experience of the            respect to the Fund, the Board is
held on June 27, 2006, the Board,            officers and employees of AIM who will       meeting periodically with such Fund's
including all of the independent             provide investment advisory services to      portfolio managers and/or investment
trustees, approved the continuance of        the Fund. In reviewing the                   personnel and believes that such
the advisory agreement (the "Advisory        qualifications of AIM to provide             individuals are competent and able to
Agreement") between the Fund and AIM for     investment advisory services, the Board      continue to carry out their
another year, effective July 1, 2006.        considered such issues as AIM's              responsibilities under the Advisory
                                             portfolio and product review process,        Agreement.
   The Board considered the factors          AIM's legal and compliance function,
discussed below in evaluating the            AIM's use of technology, AIM's portfolio     o Overall performance of AIM. The Board
fairness and reasonableness of the           administration function and the quality      considered the overall performance of
Advisory Agreement at the meeting on         of AIM's investment research. Based on       AIM in providing investment advisory and
June 27, 2006 and as part of the Board's     the review of these and other factors,       portfolio administrative services to the
ongoing oversight of the Fund. In their      the Board concluded that the quality of      Fund and concluded that such performance
deliberations, the Board and the             services to be provided by AIM was           was satisfactory.
independent trustees did not identify        appropriate and that AIM currently is
any particular factor that was               providing satisfactory services in           o Fees relative to those of clients of
controlling, and each trustee attributed     accordance with the terms of the             AIM with comparable investment
different weights to the various             Advisory Agreement.                          strategies. The Board noted that AIM
factors.                                                                                  does not serve as an advisor to other
                                             o The performance of the Fund relative       mutual funds or other clients with
   One responsibility of the independent     to comparable funds. The Board reviewed      investment strategies comparable to
Senior Officer of the Fund is to manage      the performance of the Fund during the       those of the Fund.
the process by which the Fund's proposed     past one, three and five calendar years
management fees are negotiated to ensure     against the performance of funds advised     o Fees relative to those of comparable
that they are negotiated in a manner         by other advisors with investment            funds with other advisors. The Board
which is at arms' length and reasonable.     strategies comparable to those of the        reviewed the advisory fee rate for the
To that end, the Senior Officer must         Fund. The Board noted that the Fund's        Fund under the Advisory Agreement. The
either supervise a competitive bidding       performance in such periods was at or        Board compared effective contractual
process or prepare an independent            above the median performance of such         advisory fee rates at a common asset
written evaluation. The Senior Officer       comparable funds. Based on this review       level at the end of the past calendar
has recommended an independent written       and after taking account of all of the       year and noted that the Fund's rate was
evaluation in lieu of a competitive          other factors that the Board considered      comparable to the median rate of the
bidding process and, upon the direction      in determining whether to continue the       funds advised by other advisors with
of the Board, has prepared such an           Advisory Agreement for the Fund, the         investment strategies comparable to
independent written evaluation. Such         Board concluded that no changes should       those of the Fund that the Board
written evaluation also considered           be made to the Fund and that it was not      reviewed. The Board noted that AIM has
certain of the factors discussed below.      necessary to change the Fund's portfolio     agreed to waive fees and/or limit
                                             management team at this time. Although       expenses of the Fund, as discussed
   The discussion below serves as a          the independent written evaluation of        below. Based on this review, the Board
summary of the Senior Officer's              the Fund's Senior Officer (discussed         concluded that the advisory fee rate for
independent written evaluation, as well      below) only considered Fund performance      the Fund under the Advisory Agreement
as a discussion of the material factors      through the most recent calendar year,       was fair and reasonable.
and the conclusions with respect thereto     the Board also reviewed more recent Fund
that formed the basis for the Board's        performance, which did not change their      o Expense limitations and fee waivers.
approval of the Advisory Agreement.          conclusions.                                 The Board noted that AIM has
After consideration of all of the                                                         contractually agreed to waive fees
factors below and based on its informed      o The performance of the Fund relative       and/or limit expenses of the Fund in an
business judgment, the Board determined      to indices. The Board reviewed the           amount necessary to limit total annual
that the Advisory Agreement is in the        performance of the Fund during the past      operating expenses to a specified
best interests of the Fund and its           one, three and five calendar years           percentage of average daily net assets
shareholders and that the compensation       against the performance of the Lipper        for each class of the Fund. The Board
to AIM under the Advisory Agreement is       Institutional Tax-Exempt Money Market        considered the contractual nature of
fair and reasonable and would have been      Index. The Board noted that the Fund's       this fee waiver/expense limitation and
obtained through arm's length                performance in such periods was              noted that it remains in effect until
negotiations.                                comparable to the performance of such        June 30, 2007. The Board considered the
                                             Index. Based on this review and after        effect this fee waiver/expense
   Unless otherwise stated, information      taking account of all of the other           limitation would have on the Fund's
presented below is as of June 27, 2006       factors that the Board considered in         estimated expenses and concluded that
and does not reflect any changes that        determining whether to continue the          the levels of fee waivers/expense
may have occurred since June 27, 2006,       Advisory Agreement for the Fund, the         limitations for the Fund were fair and
including but not limited to changes to      Board concluded that no changes should       reasonable.
the Fund's performance, advisory fees,       be made to the Fund and that it was not
expense limitations and/or fee waivers.      necessary to change the Fund's portfolio     o Breakpoints and economies of scale.
                                             management team at this time. Although       The Board reviewed the structure of the
o The nature and extent of the advisory      the independent written                      Fund's advisory fee under the Advisory
services to be provided by AIM. The                                                       Agreement, noting that it includes one
Board reviewed the services to be                                                         breakpoint. The Board reviewed the level
provided by AIM under the Advisory                                                        of the Fund's advisory fees, and noted
Agreement. Based on such review, the                                                      that such fees, as a percentage of the
Board                                                                                     Fund's net assets,

                                                                                                                       (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased       o Historical relationship between the
because the Advisory Agreement includes      Fund and AIM. In determining whether to
a breakpoint. The Board concluded that       continue the Advisory Agreement for the
the Fund's fee levels under the Advisory     Fund, the Board also considered the
Agreement therefore reflect economies of     prior relationship between AIM and the
scale and that it was not necessary to       Fund, as well as the Board's knowledge
change the advisory fee breakpoints in       of AIM's operations, and concluded that
the Fund's advisory fee schedule.            it was beneficial to maintain the
                                             current relationship, in part, because
o Investments in affiliated money market     of such knowledge. The Board also
funds. Not applicable because the Fund       reviewed the general nature of the
does not invest in affiliated money          non-investment advisory services
market funds.                                currently performed by AIM and its
                                             affiliates, such as administrative,
o Independent written evaluation and         transfer agency and distribution
recommendations of the Fund's Senior         services, and the fees received by AIM
Officer. The Board noted that, upon          and its affiliates for performing such
their direction, the Senior Officer of       services. In addition to reviewing such
the Fund, who is independent of AIM and      services, the trustees also considered
AIM's affiliates, had prepared an            the organizational structure employed by
independent written evaluation in order      AIM and its affiliates to provide those
to assist the Board in determining the       services. Based on the review of these
reasonableness of the proposed               and other factors, the Board concluded
management fees of the AIM Funds,            that AIM and its affiliates were
including the Fund. The Board noted that     qualified to continue to provide
the Senior Officer's written evaluation      non-investment advisory services to the
had been relied upon by the Board in         Fund, including administrative, transfer
this regard in lieu of a competitive         agency and distribution services, and
bidding process. In determining whether      that AIM and its affiliates currently
to continue the Advisory Agreement for       are providing satisfactory
the Fund, the Board considered the           non-investment advisory services.
Senior Officer's written evaluation.
                                             o Other factors and current trends. The
o Profitability of AIM and its               Board considered the steps that AIM and
affiliates. The Board reviewed               its affiliates have taken over the last
information concerning the profitability     several years, and continue to take, in
of AIM's (and its affiliates')               order to improve the quality and
investment advisory and other activities     efficiency of the services they provide
and its financial condition. The Board       to the Funds in the areas of investment
considered the overall profitability of      performance, product line
AIM, as well as the profitability of AIM     diversification, distribution, fund
in connection with managing the Fund.        operations, shareholder services and
The Board noted that AIM's operations        compliance. The Board concluded that
remain profitable, although increased        these steps taken by AIM have improved,
expenses in recent years have reduced        and are likely to continue to improve,
AIM's profitability. Based on the review     the quality and efficiency of the
of the profitability of AIM's and its        services AIM and its affiliates provide
affiliates' investment advisory and          to the Fund in each of these areas, and
other activities and its financial           support the Board's approval of the
condition, the Board concluded that the      continuance of the Advisory Agreement
compensation to be paid by the Fund to       for the Fund.
AIM under its Advisory Agreement was not
excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            INSTITUTIONAL CLASS
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                  YEAR ENDED MARCH 31,
                                           SEPTEMBER 30,       ------------------------------------------------------------------
                                               2006               2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.02               0.03          0.01          0.01          0.01          0.02
=================================================================================================================================
Less distributions from net investment
  income                                         (0.02)             (0.03)        (0.01)        (0.01)        (0.01)        (0.02)
=================================================================================================================================
Net asset value, end of period              $     1.00         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                   1.68%              2.53%         1.24%         0.84%         1.22%         2.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $2,184,081         $1,892,111    $2,117,055    $1,953,769    $1,321,224    $1,239,058
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                0.22%(b)           0.22%         0.22%         0.22%         0.22%         0.22%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                0.26%(b)           0.27%         0.27%         0.27%         0.27%         0.28%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      3.32%(b)           2.49%         1.24%         0.83%         1.20%         2.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,168,066,697.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                 TFIT-SAR-1           Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                       PERSONAL INVESTMENT CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT

                                  [COVER IMAGE]

SEMIANNUAL


==============================================

INSIDE THIS REPORT

Letter to Shareholders..................... 1

Fund Data.................................. 2

Fund Composition by Maturity............... 2

Letter from Independent
Chairman of Board of Trustees.............. 3

Calculating Your Ongoing Fund Expenses..... 4

Approval of Investment Advisory Agreement.. 5

Financial Pages.......................... F-1

Trustees and Officers................... F-44

==============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Personal Investment Class of Tax-Free Cash Reserve
      [KELLEY      Portfolio of Tax-Free Investments Trust, part of AIM Cash
       PHOTO]      Management, for the six months ended September 30, 2006.
                   Thank you for investing with us.

                      Tax-Free Cash Reserve Portfolio's objective is to provide KAREN DUNN KELLEY as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

   The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

   In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

   At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY
Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


========================================================================================================
FUND DATA

   PERSONAL INVESTMENT CLASS DATA AS OF 9/30/06

               YIELDS                           WEIGHTED AVERAGE MATURITY                  NET ASSETS
     7-DAY               MONTHLY           RANGE DURING           AT REPORTING
   SEC YIELD              YIELD          REPORTING PERIOD          PERIOD END
     2.95%                2.80%             22-51 days               46 days             $39.81 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

========================================================================================================


====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                         76.0%

8-30                         3.3

31-90                        5.8

91-180                       4.2

181+                        10.7

====================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
   [CROCKETT       A I M Advisors, Inc. (AIM) to make certain your interests are
     PHOTO]        being served in terms of fees, performance and operations.

                      Looking ahead, your Board finds many reasons to be
                   positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline is paying
BRUCE L. CROCKETT  off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                      In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   November 15, 2006

                   * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to     The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600       you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),       information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in     of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled          To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
in the Fund and to compare these costs       estimate the expenses you paid on your        that appear in the shareholder reports of
with ongoing costs of investing in other     account during this period.                   the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                      the table are meant to highlight your
entire period, April 1, 2006, through                                                      ongoing costs only. Therefore, the
September 30, 2006.                          The table below also provides information     hypothetical information is useful in
                                             about hypothetical account values and         comparing ongoing costs only, and will
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     not help you determine the relative total
                                             actual expense ratio and an assumed rate      costs of owning different funds.
The table below provides information         of return of 5% per year before expenses,
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table,

===================================================================================================================================

                                                                                             HYPOTHETICAL
                                                           ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                          BEGINNING             ENDING              EXPENSES           ENDING           EXPENSES        ANNUALIZED
                        ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING      ACCOUNT VALUE      PAID DURING        EXPENSE
  CLASS                   (4/1/06)            (9/30/06)(1)          PERIOD(2)         (9/30/06)         PERIOD(2)          RATIO
Personal
Investment               $1,000.00             $1,014.00              $3.89           $1,021.21           $3.90            0.77%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

===================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            cluded that the range of services to be       uation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     provided by AIM under the Advisory            (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM        performance through the most recent
Portfolio (the "Fund") and, as required      currently is providing services in            calendar year, the Board also reviewed
by law, determines annually whether to       accordance with the terms of the Advisory     more recent Fund performance, which did
approve the continuance of the Fund's        Agreement.                                    not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided      o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the                managers and investment personnel. With
Committee of the Board, at a meeting held    credentials and experience of the             respect to the Fund, the Board is meeting
on June 27, 2006, the Board, including       officers and employees of AIM who will        periodically with such Fund's portfolio
all of the independent trustees, approved    provide investment advisory services to       managers and/or investment personnel and
the continuance of the advisory agreement    the Fund. In reviewing the qualifications     believes that such individuals are
(the "Advisory Agreement") between the       of AIM to provide investment advisory         competent and able to continue to carry
Fund and AIM for another year, effective     services, the Board considered such           out their responsibilities under the
July 1, 2006.                                issues as AIM's portfolio and product         Advisory Agreement.
                                             review process, AIM's legal and
   The Board considered the factors          compliance function, AIM's use of             o Overall performance of AIM. The Board
discussed below in evaluating the            technology, AIM's portfolio                   considered the overall performance of AIM
fairness and reasonableness of the           administration function and the quality       in providing investment advisory and
Advisory Agreement at the meeting on June    of AIM's investment research. Based on        portfolio administrative services to the
27, 2006 and as part of the Board's          the review of these and other factors,        Fund and concluded that such performance
ongoing oversight of the Fund. In their      the Board concluded that the quality of       was satisfactory.
deliberations, the Board and the             services to be provided by AIM was
independent trustees did not identify any    appropriate and that AIM currently is         o Fees relative to those of clients of
particular factor that was controlling,      providing satisfactory services in            AIM with comparable investment
and each trustee attributed different        accordance with the terms of the Advisory     strategies. The Board noted that AIM does
weights to the various factors.              Agreement.                                    not serve as an advisor to other mutual
                                                                                           funds or other clients with investment
   One responsibility of the independent     o The performance of the Fund relative to     strategies comparable to those of the
Senior Officer of the Fund is to manage      comparable funds. The Board reviewed the      Fund.
the process by which the Fund's proposed     performance of the Fund during the past
management fees are negotiated to ensure     one, three and five calendar years            o Fees relative to those of comparable
that they are negotiated in a manner         against the performance of funds advised      funds with other advisors. The Board
which is at arms' length and reasonable.     by other advisors with investment             reviewed the advisory fee rate for the
To that end, the Senior Officer must         strategies comparable to those of the         Fund under the Advisory Agreement. The
either supervise a competitive bidding       Fund. The Board noted that the Fund's         Board compared effective contractual
process or prepare an independent written    performance in such periods was at or         advisory fee rates at a common asset
evaluation. The Senior Officer has           above the median performance of such          level at the end of the past calendar
recommended an independent written           comparable funds. Based on this review        year and noted that the Fund's rate was
evaluation in lieu of a competitive          and after taking account of all of the        comparable to the median rate of the
bidding process and, upon the direction      other factors that the Board considered       funds advised by other advisors with
of the Board, has prepared such an           in determining whether to continue the        investment strategies comparable to those
independent written evaluation. Such         Advisory Agreement for the Fund, the          of the Fund that the Board reviewed. The
written evaluation also considered           Board concluded that no changes should be     Board noted that AIM has agreed to waive
certain of the factors discussed below.      made to the Fund and that it was not          fees and/or limit expenses of the Fund,
                                             necessary to change the Fund's portfolio      as discussed below. Based on this review,
   The discussion below serves as a          management team at this time. Although        the Board concluded that the advisory fee
summary of the Senior Officer's              the independent written evaluation of the     rate for the Fund under the Advisory
independent written evaluation, as well      Fund's Senior Officer (discussed below)       Agreement was fair and reasonable.
as a discussion of the material factors      only considered Fund performance through
and the conclusions with respect thereto     the most recent calendar year, the Board      o Expense limitations and fee waivers.
that formed the basis for the Board's        also reviewed more recent Fund                The Board noted that AIM has
approval of the Advisory Agreement. After    performance, which did not change their       contractually agreed to waive fees and/or
consideration of all of the factors below    conclusions.                                  limit expenses of the Fund in an amount
and based on its informed business                                                         necessary to limit total annual operating
judgment, the Board determined that the      o The performance of the Fund relative to     expenses to a specified percentage of
Advisory Agreement is in the best            indices. The Board reviewed the               average daily net assets for each class
interests of the Fund and its                performance of the Fund during the past       of the Fund. The Board considered the
shareholders and that the compensation to    one, three and five calendar years            contractual nature of this fee
AIM under the Advisory Agreement is fair     against the performance of the Lipper         waiver/expense limitation and noted that
and reasonable and would have been           Institutional Tax-Exempt Money Market         it remains in effect until June 30, 2007.
obtained through arm's length                Index. The Board noted that the Fund's        The Board considered the effect this fee
negotiations.                                performance in such periods was               waiver/expense limitation would have on
                                             comparable to the performance of such         the Fund's estimated expenses and
   Unless otherwise stated, information      Index. Based on this review and after         concluded that the levels of fee
presented below is as of June 27, 2006       taking account of all of the other            waivers/expense limitations for the Fund
and does not reflect any changes that may    factors that the Board considered in          were fair and reasonable.
have occurred since June 27, 2006,           determining whether to continue the
including but not limited to changes to      Advisory Agreement for the Fund, the          o Breakpoints and economies of scale. The
the Fund's performance, advisory fees,       Board concluded that no changes should be     Board reviewed the structure of the
expense limitations and/or fee waivers.      made to the Fund and that it was not          Fund's advisory fee under the Advisory
                                             necessary to change the Fund's portfolio      Agreement, noting that it includes one
o The nature and extent of the advisory      management team at this time. Although        breakpoint. The Board reviewed the level
services to be provided by AIM. The Board    the independent written eval-                 of the Fund's advisory fees, and noted
reviewed the services to be provided by                                                    that such fees, as a percentage of the
AIM under the Advisory Agreement. Based                                                    Fund's net assets,
on such review, the Board con-

                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased       o Historical relationship between the
because the Advisory Agreement includes a    Fund and AIM. In determining whether to
breakpoint. The Board concluded that the     continue the Advisory Agreement for the
Fund's fee levels under the Advisory         Fund, the Board also considered the prior
Agreement therefore reflect economies of     relationship between AIM and the Fund, as
scale and that it was not necessary to       well as the Board's knowledge of AIM's
change the advisory fee breakpoints in       operations, and concluded that it was
the Fund's advisory fee schedule.            beneficial to maintain the current
                                             relationship, in part, because of such
o Investments in affiliated money market     knowledge. The Board also reviewed the
funds. Not applicable because the Fund       general nature of the non-investment
does not invest in affiliated money          advisory services currently performed by
market funds.                                AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the         reviewing such services, the trustees
Fund, who is independent of AIM and AIM's    also considered the organizational
affiliates, had prepared an independent      structure employed by AIM and its
written evaluation in order to assist the    affiliates to provide those services.
Board in determining the reasonableness      Based on the review of these and other
of the proposed management fees of the       factors, the Board concluded that AIM and
AIM Funds, including the Fund. The Board     its affiliates were qualified to continue
noted that the Senior Officer's written      to provide non-investment advisory
evaluation had been relied upon by the       services to the Fund, including
Board in this regard in lieu of a            administrative, transfer agency and
competitive bidding process. In              distribution services, and that AIM and
determining whether to continue the          its affiliates currently are providing
Advisory Agreement for the Fund, the         satisfactory non-investment advisory
Board considered the Senior Officer's        services.
written evaluation.
                                             o Other factors and current trends. The
o Profitability of AIM and its               Board considered the steps that AIM and
affiliates. The Board reviewed               its affiliates have taken over the last
information concerning the profitability     several years, and continue to take, in
of AIM's (and its affiliates') investment    order to improve the quality and
advisory and other activities and its        efficiency of the services they provide
financial condition. The Board considered    to the Funds in the areas of investment
the overall profitability of AIM, as well    performance, product line
as the profitability of AIM in connection    diversification, distribution, fund
with managing the Fund. The Board noted      operations, shareholder services and
that AIM's operations remain profitable,     compliance. The Board concluded that
although increased expenses in recent        these steps taken by AIM have improved,
years have reduced AIM's profitability.      and are likely to continue to improve,
Based on the review of the profitability     the quality and efficiency of the
of AIM's and its affiliates' investment      services AIM and its affiliates provide
advisory and other activities and its        to the Fund in each of these areas, and
financial condition, the Board concluded     support the Board's approval of the
that the compensation to be paid by the      continuance of the Advisory Agreement for
Fund to AIM under its Advisory Agreement     the Fund.
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The
Board concluded that such arrangements
were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PERSONAL INVESTMENT CLASS
                                                          ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       --------------------------------------------------
                                                              2006             2006       2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01             0.02       0.01      0.003       0.01      0.02(a)
================================================================================================================================
Less distributions from net investment income                  (0.01)           (0.02)     (0.01)    (0.003)     (0.01)    (0.02)
================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $ 1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                 1.40%            1.97%      0.68%      0.28%      0.69%     1.66%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $39,813          $20,902    $10,877    $10,394    $16,991    $5,102
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.77%(c)         0.77%      0.77%      0.77%      0.76%     0.72%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.01%(c)         1.02%      1.02%      1.02%      1.02%     1.03%
================================================================================================================================
Ratio of net investment income to average net assets            2.77%(c)         1.94%      0.69%      0.28%      0.66%     1.51%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,857,756.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                 TFIT-SAR-6            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                        PRIVATE INVESTMENT CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT


                                 [COVER IMAGE]
SEMIANNUAL

==============================================

INSIDE THIS REPORT

Letter to Shareholders.....................  1

Fund Data..................................  2

Fund Composition by Maturity...............  2

Letter from Independent
Chairman of Board of Trustees..............  3

Calculating Your Ongoing Fund Expenses.....  4

Approval of Investment Advisory Agreement..  5

Financial Pages..........................  F-1

Trustees and Officers...................  F-44

==============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Private Investment Class of Tax-Free Cash Reserve
      [KELLEY       Portfolio of Tax-Free Investments Trust, part of AIM Cash
       PHOTO]       Management, for the six months ended September 30, 2006.
                    Thank you for investing with us.

                       Tax-Free Cash Reserve Portfolio's objective is to provide
                    as high a level of tax-exempt income as is consistent with KAREN DUNN KELLEY preservation of capital and maintenance of liquidity. The
                    Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

   The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

   In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

   At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


====================================================================================================================================
FUND DATA

   PRIVATE INVESTMENT CLASS DATA AS OF 9/30/06


                       YIELDS                        WEIGHTED AVERAGE MATURITY                                   NET ASSETS
              7-DAY             MONTHLY       RANGE DURING               AT REPORTING
            SEC YIELD            YIELD      REPORTING PERIOD              PERIOD END

              3.25%              3.10%         22-51 days                   46 days                            $178.20 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

====================================================================================================================================


==========================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                                  76.0%

8-30                                  3.3

31-90                                 5.8

91-180                                4.2

181+                                 10.7

==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
     [CROCKETT      A I M Advisors, Inc. (AIM) to make certain your interests
       PHOTO]       are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline is
 BRUCE L. CROCKETT  paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    November 15, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),      information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in    of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled         To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
the Fund and to compare these costs with     estimate the expenses you paid on your       that appear in the shareholder reports of
ongoing costs of investing in other mutual   account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                     the table are meant to highlight your
entire period, April 1, 2006, through                                                     ongoing costs only. Therefore, the
September 30, 2006.                          The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
The table below provides information about   of return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                       ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING               ENDING             EXPENSES             ENDING             EXPENSES       ANNUALIZED
                    ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING        ACCOUNT VALUE        PAID DURING       EXPENSE
 CLASS                (4/1/06)             (9/30/06)(1)          PERIOD(2)           (9/30/06)           PERIOD(2)         RATIO
Private
Investment            $1,000.00             $1,015.50              $2.37             $1,022.71             $2.38           0.47%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            cluded that the range of services to be      uation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     provided by AIM under the Advisory           (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM       performance through the most recent
Portfolio (the "Fund") and, as required by   currently is providing services in           calendar year, the Board also reviewed
law, determines annually whether to          accordance with the terms of the Advisory    more recent Fund performance, which did
approve the continuance of the Fund's        Agreement.                                   not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided     o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the credentials   managers and investment personnel. With
Committee of the Board, at a meeting held    and experience of the officers and           respect to the Fund, the Board is meeting
on June 27, 2006, the Board, including all   employees of AIM who will provide            periodically with such Fund's portfolio
of the independent trustees, approved the    investment advisory services to the Fund.    managers and/or investment personnel and
continuance of the advisory agreement (the   In reviewing the qualifications of AIM to    believes that such individuals are
"Advisory Agreement") between the Fund and   provide investment advisory services, the    competent and able to continue to carry
AIM for another year, effective July 1,      Board considered such issues as AIM's        out their responsibilities under the
2006.                                        portfolio and product review process,        Advisory Agreement.
                                             AIM's legal and compliance function, AIM's
   The Board considered the factors          use of technology, AIM's portfolio           o Overall performance of AIM. The Board
discussed below in evaluating the fairness   administration function and the quality of   considered the overall performance of AIM
and reasonableness of the Advisory           AIM's investment research. Based on the      in providing investment advisory and
Agreement at the meeting on June 27, 2006    review of these and other factors, the       portfolio administrative services to the
and as part of the Board's ongoing           Board concluded that the quality of          Fund and concluded that such performance
oversight of the Fund. In their              services to be provided by AIM was           was satisfactory.
deliberations, the Board and the             appropriate and that AIM currently is
independent trustees did not identify any    providing satisfactory services in           o Fees relative to those of clients of AIM
particular factor that was controlling,      accordance with the terms of the Advisory    with comparable investment strategies. The
and each trustee attributed different        Agreement.                                   Board noted that AIM does not serve as an
weights to the various factors.                                                           advisor to other mutual funds or other
                                             o The performance of the Fund relative to    clients with investment strategies
   One responsibility of the independent     comparable funds. The Board reviewed the     comparable to those of the Fund.
Senior Officer of the Fund is to manage      performance of the Fund during the past
the process by which the Fund's proposed     one, three and five calendar years against   o Fees relative to those of comparable
management fees are negotiated to ensure     the performance of funds advised by other    funds with other advisors. The Board
that they are negotiated in a manner which   advisors with investment strategies          reviewed the advisory fee rate for the
is at arms' length and reasonable. To that   comparable to those of the Fund. The Board   Fund under the Advisory Agreement. The
end, the Senior Officer must either          noted that the Fund's performance in such    Board compared effective contractual
supervise a competitive bidding process or   periods was at or above the median           advisory fee rates at a common asset level
prepare an independent written evaluation.   performance of such comparable funds.        at the end of the past calendar year and
The Senior Officer has recommended an        Based on this review and after taking        noted that the Fund's rate was comparable
independent written evaluation in lieu of    account of all of the other factors that     to the median rate of the funds advised by
a competitive bidding process and, upon      the Board considered in determining          other advisors with investment strategies
the direction of the Board, has prepared     whether to continue the Advisory Agreement   comparable to those of the Fund that the
such an independent written evaluation.      for the Fund, the Board concluded that no    Board reviewed. The Board noted that AIM
Such written evaluation also considered      changes should be made to the Fund and       has agreed to waive fees and/or limit
certain of the factors discussed below.      that it was not necessary to change the      expenses of the Fund, as discussed below.
                                             Fund's portfolio management team at this     Based on this review, the Board concluded
   The discussion below serves as a          time. Although the independent written       that the advisory fee rate for the Fund
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      under the Advisory Agreement was fair and
independent written evaluation, as well as   (discussed below) only considered Fund       reasonable.
a discussion of the material factors and     performance through the most recent
the conclusions with respect thereto that    calendar year, the Board also reviewed       o Expense limitations and fee waivers. The
formed the basis for the Board's approval    more recent Fund performance, which did      Board noted that AIM has contractually
of the Advisory Agreement. After             not change their conclusions.                agreed to waive fees and/or limit expenses
consideration of all of the factors below                                                 of the Fund in an amount necessary to
and based on its informed business           o The performance of the Fund relative to    limit total annual operating expenses to a
judgment, the Board determined that the      indices. The Board reviewed the              specified percentage of average daily net
Advisory Agreement is in the best            performance of the Fund during the past      assets for each class of the Fund. The
interests of the Fund and its shareholders   one, three and five calendar years against   Board considered the contractual nature of
and that the compensation to AIM under the   the performance of the Lipper                this fee waiver/expense limitation and
Advisory Agreement is fair and reasonable    Institutional Tax-Exempt Money Market        noted that it remains in effect until June
and would have been obtained through arm's   Index. The Board noted that the Fund's       30, 2007. The Board considered the effect
length negotiations.                         performance in such periods was comparable   this fee waiver/expense limitation would
                                             to the performance of such Index. Based on   have on the Fund's estimated expenses and
   Unless otherwise stated, information      this review and after taking account of      concluded that the levels of fee
presented below is as of June 27, 2006 and   all of the other factors that the Board      waivers/expense limitations for the Fund
does not reflect any changes that may have   considered in determining whether to         were fair and reasonable.
occurred since June 27, 2006, including      continue the Advisory Agreement for the
but not limited to changes to the Fund's     Fund, the Board concluded that no changes    o Breakpoints and economies of scale. The
performance, advisory fees, expense          should be made to the Fund and that it was   Board reviewed the structure of the Fund's
limitations and/or fee waivers.              not necessary to change the Fund's           advisory fee under the Advisory Agreement,
                                             portfolio management team at this time.      noting that it includes one breakpoint.
o The nature and extent of the advisory      Although the independent written eval-       The Board reviewed the level of the Fund's
services to be provided by AIM. The Board                                                 advisory fees, and noted that such fees,
reviewed the services to be provided by                                                   as a percentage of the Fund's net assets,
AIM under the Advisory Agreement. Based on
such review, the Board con-
                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased       o Historical relationship between the Fund
because the Advisory Agreement includes a    and AIM. In determining whether to
breakpoint. The Board concluded that the     continue the Advisory Agreement for the
Fund's fee levels under the Advisory         Fund, the Board also considered the prior
Agreement therefore reflect economies of     relationship between AIM and the Fund, as
scale and that it was not necessary to       well as the Board's knowledge of AIM's
change the advisory fee breakpoints in the   operations, and concluded that it was
Fund's advisory fee schedule.                beneficial to maintain the current
                                             relationship, in part, because of such
o Investments in affiliated money market     knowledge. The Board also reviewed the
funds. Not applicable because the Fund       general nature of the non-investment
does not invest in affiliated money market   advisory services currently performed by
funds.                                       AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the Fund,   reviewing such services, the trustees also
who is independent of AIM and AIM's          considered the organizational structure
affiliates, had prepared an independent      employed by AIM and its affiliates to
written evaluation in order to assist the    provide those services. Based on the
Board in determining the reasonableness of   review of these and other factors, the
the proposed management fees of the AIM      Board concluded that AIM and its
Funds, including the Fund. The Board noted   affiliates were qualified to continue to
that the Senior Officer's written            provide non-investment advisory services
evaluation had been relied upon by the       to the Fund, including administrative,
Board in this regard in lieu of a            transfer agency and distribution services,
competitive bidding process. In              and that AIM and its affiliates currently
determining whether to continue the          are providing satisfactory non-investment
Advisory Agreement for the Fund, the Board   advisory services.
considered the Senior Officer's written
evaluation.                                  o Other factors and current trends. The
                                             Board considered the steps that AIM and
o Profitability of AIM and its affiliates.   its affiliates have taken over the last
The Board reviewed information concerning    several years, and continue to take, in
the profitability of AIM's (and its          order to improve the quality and
affiliates') investment advisory and other   efficiency of the services they provide to
activities and its financial condition.      the Funds in the areas of investment
The Board considered the overall             performance, product line diversification,
profitability of AIM, as well as the         distribution, fund operations, shareholder
profitability of AIM in connection with      services and compliance. The Board
managing the Fund. The Board noted that      concluded that these steps taken by AIM
AIM's operations remain profitable,          have improved, and are likely to continue
although increased expenses in recent        to improve, the quality and efficiency of
years have reduced AIM's profitability.      the services AIM and its affiliates
Based on the review of the profitability     provide to the Fund in each of these
of AIM's and its affiliates' investment      areas, and support the Board's approval of
advisory and other activities and its        the continuance of the Advisory Agreement
financial condition, the Board concluded     for the Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The
Board concluded that such arrangements
were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2006              2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02              0.02        0.01        0.01        0.01        0.02
=================================================================================================================================
Less distributions from net investment income             (0.02)            (0.02)      (0.01)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                         $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            1.55%             2.27%       0.99%       0.59%       0.97%       1.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $178,210          $220,988    $196,617    $150,399    $227,832    $179,095
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.47%(b)          0.47%       0.47%       0.47%       0.47%       0.47%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.76%(b)          0.77%       0.77%       0.77%       0.77%       0.78%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   3.07%(b)          2.24%       0.99%       0.58%       0.95%       1.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $193,750,697.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                 TFIT-SAR-5            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                   RESERVE CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT


                                 [COVER IMAGE]
SEMIANNUAL


==============================================

INSIDE THIS REPORT

Letter to Shareholders.....................  1

Fund Data..................................  2

Fund Composition by Maturity...............  2

Letter from Independent
Chairman of Board of Trustees..............  3

Calculating Your Ongoing Fund Expenses.....  4

Approval of Investment Advisory
Agreement..................................  5

Financial Pages..........................  F-1

Trustees and Officers...................  F-44

==============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                    DEAR SHAREHOLDER:

                    We are pleased to present this report on the performance of the Reserve Class of Tax-Free Cash Reserve Portfolio of
       [KELLY       Tax-Free Investments Trust, part of AIM Cash Management, for
       PHOTO]       the six months ended September 30, 2006. Thank you for
                    investing with us.

                       Tax-Free Cash Reserve Portfolio's objective is to provide KAREN DUNN KELLEY as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

    Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

    The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

    In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

    At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

    At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

    All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


====================================================================================================================================
FUND DATA

   RESERVE CLASS DATA AS OF 9/30/06

                       YIELDS                        WEIGHTED AVERAGE MATURITY                                   NET ASSETS
              7-DAY             MONTHLY       RANGE DURING               AT REPORTING
            SEC YIELD            YIELD      REPORTING PERIOD              PERIOD END

              2.63%              2.48%         22-51 days                  46 days                             $19.55 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

====================================================================================================================================


==========================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                                  76.0%

8-30                                  3.3

31-90                                 5.8

91-180                                4.2

181+                                 10.7

==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
     [CROCKETT      A I M Advisors, Inc. (AIM) to make certain your interests
       PHOTO]       are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted
 BRUCE L. CROCKETT  mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    November 15, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600      you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),      information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in    of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled         To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
the Fund and to compare these costs with     estimate the expenses you paid on your       that appear in the shareholder reports of
ongoing costs of investing in other mutual   account during this period.                  the other funds.
funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                     the table are meant to highlight your
entire period, April 1, 2006, through                                                     ongoing costs only. Therefore, the
September 30, 2006.                          The table below also provides information    hypothetical information is useful in
                                             about hypothetical account values and        comparing ongoing costs only, and will not
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
The table below provides information about   of return of 5% per year before expenses,
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,

====================================================================================================================================


                                                        ACTUAL                         HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING               ENDING             EXPENSES             ENDING             EXPENSES       ANNUALIZED
                    ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING        ACCOUNT VALUE        PAID DURING       EXPENSE
 CLASS                (4/1/06)             (9/30/06)(1)          PERIOD(2)           (9/30/06)           PERIOD(2)         RATIO

Reserve              $1,000.00               $1,012.40             $5.50             $1,019.60             $5.52           1.09%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            concluded that the range of services to be   evaluation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     provided by AIM under the Advisory           (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM       performance through the most recent
Portfolio (the "Fund") and, as required by   currently is providing services in           calendar year, the Board also reviewed
law, determines annually whether to          accordance with the terms of the Advisory    more recent Fund performance, which did
approve the continuance of the Fund's        Agreement.                                   not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided     o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the credentials   managers and investment personnel. With
Committee of the Board, at a meeting held    and experience of the officers and           respect to the Fund, the Board is meeting
on June 27, 2006, the Board, including all   employees of AIM who will provide            periodically with such Fund's portfolio
of the independent trustees, approved the    investment advisory services to the Fund.    managers and/or investment personnel and
continuance of the advisory agreement (the   In reviewing the qualifications of AIM to    believes that such individuals are
"Advisory Agreement") between the Fund and   provide investment advisory services, the    competent and able to continue to carry
AIM for another year, effective July 1,      Board considered such issues as AIM's        out their responsibilities under the
2006.                                        portfolio and product review process,        Advisory Agreement.
                                             AIM's legal and compliance function, AIM's
   The Board considered the factors          use of technology, AIM's portfolio           o Overall performance of AIM. The Board
discussed below in evaluating the fairness   administration function and the quality of   considered the overall performance of AIM
and reasonableness of the Advisory           AIM's investment research. Based on the      in providing investment advisory and
Agreement at the meeting on June 27, 2006    review of these and other factors, the       portfolio administrative services to the
and as part of the Board's ongoing           Board concluded that the quality of          Fund and concluded that such performance
oversight of the Fund. In their              services to be provided by AIM was           was satisfactory.
deliberations, the Board and the             appropriate and that AIM currently is
independent trustees did not identify any    providing satisfactory services in           o Fees relative to those of clients of AIM
particular factor that was controlling,      accordance with the terms of the Advisory    with comparable investment strategies. The
and each trustee attributed different        Agreement.                                   Board noted that AIM does not serve as an
weights to the various factors.                                                           advisor to other mutual funds or other
                                             o The performance of the Fund relative to    clients with investment strategies
   One responsibility of the independent     comparable funds. The Board reviewed the     comparable to those of the Fund.
Senior Officer of the Fund is to manage      performance of the Fund during the past
the process by which the Fund's proposed     one, three and five calendar years against   o Fees relative to those of comparable
management fees are negotiated to ensure     the performance of funds advised by other    funds with other advisors. The Board
that they are negotiated in a manner which   advisors with investment strategies          reviewed the advisory fee rate for the
is at arms' length and reasonable. To that   comparable to those of the Fund. The Board   Fund under the Advisory Agreement. The
end, the Senior Officer must either          noted that the Fund's performance in such    Board compared effective contractual
supervise a competitive bidding process or   periods was at or above the median           advisory fee rates at a common asset level
prepare an independent written evaluation.   performance of such comparable funds.        at the end of the past calendar year and
The Senior Officer has recommended an        Based on this review and after taking        noted that the Fund's rate was comparable
independent written evaluation in lieu of    account of all of the other factors that     to the median rate of the funds advised by
a competitive bidding process and, upon      the Board considered in determining          other advisors with investment strategies
the direction of the Board, has prepared     whether to continue the Advisory Agreement   comparable to those of the Fund that the
such an independent written evaluation.      for the Fund, the Board concluded that no    Board reviewed. The Board noted that AIM
Such written evaluation also considered      changes should be made to the Fund and       has agreed to waive fees and/or limit
certain of the factors discussed below.      that it was not necessary to change the      expenses of the Fund, as discussed below.
                                             Fund's portfolio management team at this     Based on this review, the Board concluded
   The discussion below serves as a          time. Although the independent written       that the advisory fee rate for the Fund
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      under the Advisory Agreement was fair and
independent written evaluation, as well as   (discussed below) only considered Fund       reasonable.
a discussion of the material factors and     performance through the most recent
the conclusions with respect thereto that    calendar year, the Board also reviewed       o Expense limitations and fee waivers. The
formed the basis for the Board's approval    more recent Fund performance, which did      Board noted that AIM has contractually
of the Advisory Agreement. After             not change their conclusions.                agreed to waive fees and/or limit expenses
consideration of all of the factors below                                                 of the Fund in an amount necessary to
and based on its informed business           o The performance of the Fund relative to    limit total annual operating expenses to a
judgment, the Board determined that the      indices. The Board reviewed the              specified percentage of average daily net
Advisory Agreement is in the best            performance of the Fund during the past      assets for each class of the Fund. The
interests of the Fund and its shareholders   one, three and five calendar years against   Board considered the contractual nature of
and that the compensation to AIM under the   the performance of the Lipper                this fee waiver/expense limitation and
Advisory Agreement is fair and reasonable    Institutional Tax-Exempt Money Market        noted that it remains in effect until June
and would have been obtained through arm's   Index. The Board noted that the Fund's       30, 2007. The Board considered the effect
length negotiations.                         performance in such periods was comparable   this fee waiver/expense limitation would
                                             to the performance of such Index. Based on   have on the Fund's estimated expenses and
   Unless otherwise stated, information      this review and after taking account of      concluded that the levels of fee
presented below is as of June 27, 2006 and   all of the other factors that the Board      waivers/expense limitations for the Fund
does not reflect any changes that may have   considered in determining whether to         were fair and reasonable.
occurred since June 27, 2006, including      continue the Advisory Agreement for the
but not limited to changes to the Fund's     Fund, the Board concluded that no changes    o Breakpoints and economies of scale. The
performance, advisory fees, expense          should be made to the Fund and that it was   Board reviewed the structure of the Fund's
limitations and/or fee waivers.              not necessary to change the Fund's           advisory fee under the Advisory Agreement,
                                             portfolio management team at this time.      noting that it includes one breakpoint.
o The nature and extent of the advisory      Although the independent written             The Board reviewed the level of the Fund's
services to be provided by AIM. The Board                                                 advisory fees, and noted that such fees,
reviewed the services to be provided by                                                   as a percentage of the Fund's net assets,
AIM under the Advisory Agreement. Based on
such review, the Board
                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased       o Historical relationship between the Fund
because the Advisory Agreement includes a    and AIM. In determining whether to
breakpoint. The Board concluded that the     continue the Advisory Agreement for the
Fund's fee levels under the Advisory         Fund, the Board also considered the prior
Agreement therefore reflect economies of     relationship between AIM and the Fund, as
scale and that it was not necessary to       well as the Board's knowledge of AIM's
change the advisory fee breakpoints in the   operations, and concluded that it was
Fund's advisory fee schedule.                beneficial to maintain the current
                                             relationship, in part, because of such
o Investments in affiliated money market     knowledge. The Board also reviewed the
funds. Not applicable because the Fund       general nature of the non-investment
does not invest in affiliated money market   advisory services currently performed by
funds.                                       AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the Fund,   reviewing such services, the trustees also
who is independent of AIM and AIM's          considered the organizational structure
affiliates, had prepared an independent      employed by AIM and its affiliates to
written evaluation in order to assist the    provide those services. Based on the
Board in determining the reasonableness of   review of these and other factors, the
the proposed management fees of the AIM      Board concluded that AIM and its
Funds, including the Fund. The Board noted   affiliates were qualified to continue to
that the Senior Officer's written            provide non-investment advisory services
evaluation had been relied upon by the       to the Fund, including administrative,
Board in this regard in lieu of a            transfer agency and distribution services,
competitive bidding process. In              and that AIM and its affiliates currently
determining whether to continue the          are providing satisfactory non-investment
Advisory Agreement for the Fund, the Board   advisory services.
considered the Senior Officer's written
evaluation.                                  o Other factors and current trends. The
                                             Board considered the steps that AIM and
o Profitability of AIM and its affiliates.   its affiliates have taken over the last
The Board reviewed information concerning    several years, and continue to take, in
the profitability of AIM's (and its          order to improve the quality and
affiliates') investment advisory and other   efficiency of the services they provide to
activities and its financial condition.      the Funds in the areas of investment
The Board considered the overall             performance, product line diversification,
profitability of AIM, as well as the         distribution, fund operations, shareholder
profitability of AIM in connection with      services and compliance. The Board
managing the Fund. The Board noted that      concluded that these steps taken by AIM
AIM's operations remain profitable,          have improved, and are likely to continue
although increased expenses in recent        to improve, the quality and efficiency of
years have reduced AIM's profitability.      the services AIM and its affiliates
Based on the review of the profitability     provide to the Fund in each of these
of AIM's and its affiliates' investment      areas, and support the Board's approval of
advisory and other activities and its        the continuance of the Advisory Agreement
financial condition, the Board concluded     for the Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The
Board concluded that such arrangements
were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESERVE CLASS
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2006             2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01             0.02      0.004      0.001      0.004       0.01
=================================================================================================================================
Less distributions from net investment income                  (0.01)           (0.02)    (0.004)    (0.001)    (0.004)     (0.01)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 1.24%            1.64%      0.38%      0.08%      0.39%      1.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $19,558          $19,052    $ 9,308    $14,030    $12,653    $18,200
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.09%(b)         1.09%      1.07%      0.98%      1.05%      1.02%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.26%(b)         1.27%      1.27%      1.27%      1.27%      1.28%
=================================================================================================================================
Ratio of net investment income to average net assets            2.45%(b)         1.62%      0.39%      0.07%      0.37%      1.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $19,345,543.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com                 TFIT-SAR-7            Fund Management Company

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                  RESOURCE CLASS
                                               TAX-FREE INVESTMENTS TRUST (TFIT)


                                                              SEPTEMBER 30, 2006
                                                               SEMIANNUAL REPORT

                                  [COVER IMAGE]

SEMIANNUAL

==============================================

INSIDE THIS REPORT

Letter to Shareholders..................... 1

Fund Data.................................. 2

Fund Composition by Maturity............... 2

Letter from Independent
Chairman of Board of Trustees.............. 3

Calculating Your Ongoing Fund Expenses..... 4

Approval of Investment Advisory Agreement.. 5

Financial Pages.......................... F-1

Trustees and Officers................... F-44

==============================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR SHAREHOLDER:

                   We are pleased to present this report on the performance of the Resource Class of Tax-Free Cash Reserve Portfolio of
      [KELLEY      Tax-Free Investments Trust, part of AIM Cash Management, for
       PHOTO]      the six months ended September 30, 2006. Thank you for
                   investing with us.

                      Tax-Free Cash Reserve Portfolio's objective is to provide KAREN DUNN KELLEY as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests in high-quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply of municipal securities, and liquidity is managed with daily and weekly variable-rate demand notes.

   Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the Fund continued to provide competitive returns. The Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

   The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

The economy expanded throughout the reporting period, but that expansion was clearly slowing. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Initial estimates put the rate at a weaker-than-expected 1.6% in the third quarter.

   In response to economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   At their early August meeting, Fed officials--for the first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

   At the close of the reporting period, there was considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

IN CONCLUSION

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of Tax-Free Investments Trust. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities as president of Tax-Free Investments Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/S/ KAREN DUNN KELLEY
Karen Dunn Kelley
President, Fund Management Company

November 15, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TAX-FREE CASH RESERVE PORTFOLIO


========================================================================================================
FUND DATA

   RESOURCE CLASS DATA AS OF 9/30/06

               YIELDS                             WEIGHTED AVERAGE MATURITY                NET ASSETS
     7-DAY               MONTHLY            RANGE DURING           AT REPORTING
   SEC YIELD              YIELD           REPORTING PERIOD          PERIOD END
     3.34%                3.19%              22-51 days               46 days           $462.63 million

   Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.

========================================================================================================


====================================

FUND COMPOSITION BY MATURITY

IN DAYS, AS OF 9/30/06

1-7                          76.0%

8-30                          3.3

31-90                         5.8

91-180                        4.2

181+                         10.7

====================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
    [CROCKETT      A I M Advisors, Inc. (AIM) to make certain your interests are
      PHOTO]       being served in terms of fees, performance and operations.

                      Looking ahead, your Board finds many reasons to be
                   positive about AIM's management and strategic direction. Most importantly, AIM's investment management discipline is paying
BRUCE L. CROCKETT  off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                      In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                      The seven new AIM funds--which include Asian funds,
                   structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                      Your Board is very pleased with the overall direction and
                   progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   November 15, 2006

                   * To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 5-6.

TAX-FREE CASH RESERVE PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to     The hypothetical account values and
                                             estimate the expenses that you paid over      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account        actual ending account balance or expenses
ongoing costs, including management fees;    value by $1,000 (for example, an $8,600       you paid for the period. You may use this
distribution and/or service fees (12b-1);    account value divided by $1,000 = 8.6),       information to compare the ongoing costs
and other Fund expenses. This example is     then multiply the result by the number in     of investing in the Fund and other funds.
intended to help you understand your         the table under the heading entitled          To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to       example with the 5% hypothetical examples
in the Fund and to compare these costs       estimate the expenses you paid on your        that appear in the shareholder reports of
with ongoing costs of investing in other     account during this period.                   the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
beginning of the period and held for the     PURPOSES                                      the table are meant to highlight your
entire period, April 1, 2006, through                                                      ongoing costs only. Therefore, the
September 30, 2006.                          The table below also provides information     hypothetical information is useful in
                                             about hypothetical account values and         comparing ongoing costs only, and will
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's     not help you determine the relative total
                                             actual expense ratio and an assumed rate      costs of owning different funds.
The table below provides information         of return of 5% per year before expenses,
about actual account values and actual       which is not the Fund's actual return.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                                                             HYPOTHETICAL
                                                        ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)
                     BEGINNING                ENDING             EXPENSES             ENDING            EXPENSES        ANNUALIZED
                   ACCOUNT VALUE          ACCOUNT VALUE         PAID DURING       ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS                (4/1/06)             (9/30/06)(1)          PERIOD(2)           (9/30/06)          PERIOD(2)          RATIO
Resource             $1,000.00               $1,016.00             $1.92             $1,023.16            $1.93            0.38%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Tax-Free            cluded that the range of services to be       uation of the Fund's Senior Officer
Investments Trust (the "Board") oversees     provided by AIM under the Advisory            (discussed below) only considered Fund
the management of Tax-Free Cash Reserve      Agreement was appropriate and that AIM        performance through the most recent
Portfolio (the "Fund") and, as required      currently is providing services in            calendar year, the Board also reviewed
by law, determines annually whether to       accordance with the terms of the Advisory     more recent Fund performance, which did
approve the continuance of the Fund's        Agreement.                                    not change their conclusions.
advisory agreement with A I M Advisors,
Inc. ("AIM"). Based upon the                 o The quality of services to be provided      o Meetings with the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the                managers and investment personnel. With
Committee of the Board, at a meeting held    credentials and experience of the             respect to the Fund, the Board is meeting
on June 27, 2006, the Board, including       officers and employees of AIM who will        periodically with such Fund's portfolio
all of the independent trustees, approved    provide investment advisory services to       managers and/or investment personnel and
the continuance of the advisory agreement    the Fund. In reviewing the qualifications     believes that such individuals are
(the "Advisory Agreement") between the       of AIM to provide investment advisory         competent and able to continue to carry
Fund and AIM for another year, effective     services, the Board considered such           out their responsibilities under the
July 1, 2006.                                issues as AIM's portfolio and product         Advisory Agreement.
                                             review process, AIM's legal and
   The Board considered the factors          compliance function, AIM's use of             o Overall performance of AIM. The Board
discussed below in evaluating the            technology, AIM's portfolio                   considered the overall performance of AIM
fairness and reasonableness of the           administration function and the quality       in providing investment advisory and
Advisory Agreement at the meeting on June    of AIM's investment research. Based on        portfolio administrative services to the
27, 2006 and as part of the Board's          the review of these and other factors,        Fund and concluded that such performance
ongoing oversight of the Fund. In their      the Board concluded that the quality of       was satisfactory.
deliberations, the Board and the             services to be provided by AIM was
independent trustees did not identify any    appropriate and that AIM currently is         o Fees relative to those of clients of
particular factor that was controlling,      providing satisfactory services in            AIM with comparable investment
and each trustee attributed different        accordance with the terms of the Advisory     strategies. The Board noted that AIM does
weights to the various factors.              Agreement.                                    not serve as an advisor to other mutual
                                                                                           funds or other clients with investment
   One responsibility of the independent     o The performance of the Fund relative to     strategies comparable to those of the
Senior Officer of the Fund is to manage      comparable funds. The Board reviewed the      Fund.
the process by which the Fund's proposed     performance of the Fund during the past
management fees are negotiated to ensure     one, three and five calendar years            o Fees relative to those of comparable
that they are negotiated in a manner         against the performance of funds advised      funds with other advisors. The Board
which is at arms' length and reasonable.     by other advisors with investment             reviewed the advisory fee rate for the
To that end, the Senior Officer must         strategies comparable to those of the         Fund under the Advisory Agreement. The
either supervise a competitive bidding       Fund. The Board noted that the Fund's         Board compared effective contractual
process or prepare an independent written    performance in such periods was at or         advisory fee rates at a common asset
evaluation. The Senior Officer has           above the median performance of such          level at the end of the past calendar
recommended an independent written           comparable funds. Based on this review        year and noted that the Fund's rate was
evaluation in lieu of a competitive          and after taking account of all of the        comparable to the median rate of the
bidding process and, upon the direction      other factors that the Board considered       funds advised by other advisors with
of the Board, has prepared such an           in determining whether to continue the        investment strategies comparable to those
independent written evaluation. Such         Advisory Agreement for the Fund, the          of the Fund that the Board reviewed. The
written evaluation also considered           Board concluded that no changes should be     Board noted that AIM has agreed to waive
certain of the factors discussed below.      made to the Fund and that it was not          fees and/or limit expenses of the Fund,
                                             necessary to change the Fund's portfolio      as discussed below. Based on this review,
   The discussion below serves as a          management team at this time. Although        the Board concluded that the advisory fee
summary of the Senior Officer's              the independent written evaluation of the     rate for the Fund under the Advisory
independent written evaluation, as well      Fund's Senior Officer (discussed below)       Agreement was fair and reasonable.
as a discussion of the material factors      only considered Fund performance through
and the conclusions with respect thereto     the most recent calendar year, the Board      o Expense limitations and fee waivers.
that formed the basis for the Board's        also reviewed more recent Fund                The Board noted that AIM has
approval of the Advisory Agreement. After    performance, which did not change their       contractually agreed to waive fees and/or
consideration of all of the factors below    conclusions.                                  limit expenses of the Fund in an amount
and based on its informed business                                                         necessary to limit total annual operating
judgment, the Board determined that the      o The performance of the Fund relative to     expenses to a specified percentage of
Advisory Agreement is in the best            indices. The Board reviewed the               average daily net assets for each class
interests of the Fund and its                performance of the Fund during the past       of the Fund. The Board considered the
shareholders and that the compensation to    one, three and five calendar years            contractual nature of this fee
AIM under the Advisory Agreement is fair     against the performance of the Lipper         waiver/expense limitation and noted that
and reasonable and would have been           Institutional Tax-Exempt Money Market         it remains in effect until June 30, 2007.
obtained through arm's length                Index. The Board noted that the Fund's        The Board considered the effect this fee
negotiations.                                performance in such periods was               waiver/expense limitation would have on
                                             comparable to the performance of such         the Fund's estimated expenses and
   Unless otherwise stated, information      Index. Based on this review and after         concluded that the levels of fee
presented below is as of June 27, 2006       taking account of all of the other            waivers/expense limitations for the Fund
and does not reflect any changes that may    factors that the Board considered in          were fair and reasonable.
have occurred since June 27, 2006,           determining whether to continue the
including but not limited to changes to      Advisory Agreement for the Fund, the          o Breakpoints and economies of scale. The
the Fund's performance, advisory fees,       Board concluded that no changes should be     Board reviewed the structure of the
expense limitations and/or fee waivers.      made to the Fund and that it was not          Fund's advisory fee under the Advisory
                                             necessary to change the Fund's portfolio      Agreement, noting that it includes one
o The nature and extent of the advisory      management team at this time. Although        breakpoint. The Board reviewed the level
services to be provided by AIM. The Board    the independent written eval-                 of the Fund's advisory fees, and noted
reviewed the services to be provided by                                                    that such fees, as a percentage of the
AIM under the Advisory Agreement. Based                                                    Fund's net assets,
on such review, the Board con-

                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


have decreased as net assets increased       o Historical relationship between the
because the Advisory Agreement includes a    Fund and AIM. In determining whether to
breakpoint. The Board concluded that the     continue the Advisory Agreement for the
Fund's fee levels under the Advisory         Fund, the Board also considered the prior
Agreement therefore reflect economies of     relationship between AIM and the Fund, as
scale and that it was not necessary to       well as the Board's knowledge of AIM's
change the advisory fee breakpoints in       operations, and concluded that it was
the Fund's advisory fee schedule.            beneficial to maintain the current
                                             relationship, in part, because of such
o Investments in affiliated money market     knowledge. The Board also reviewed the
funds. Not applicable because the Fund       general nature of the non-investment
does not invest in affiliated money          advisory services currently performed by
market funds.                                AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the         reviewing such services, the trustees
Fund, who is independent of AIM and AIM's    also considered the organizational
affiliates, had prepared an independent      structure employed by AIM and its
written evaluation in order to assist the    affiliates to provide those services.
Board in determining the reasonableness      Based on the review of these and other
of the proposed management fees of the       factors, the Board concluded that AIM and
AIM Funds, including the Fund. The Board     its affiliates were qualified to continue
noted that the Senior Officer's written      to provide non-investment advisory
evaluation had been relied upon by the       services to the Fund, including
Board in this regard in lieu of a            administrative, transfer agency and
competitive bidding process. In              distribution services, and that AIM and
determining whether to continue the          its affiliates currently are providing
Advisory Agreement for the Fund, the         satisfactory non-investment advisory
Board considered the Senior Officer's        services.
written evaluation.
                                             o Other factors and current trends. The
o Profitability of AIM and its               Board considered the steps that AIM and
affiliates. The Board reviewed               its affiliates have taken over the last
information concerning the profitability     several years, and continue to take, in
of AIM's (and its affiliates') investment    order to improve the quality and
advisory and other activities and its        efficiency of the services they provide
financial condition. The Board considered    to the Funds in the areas of investment
the overall profitability of AIM, as well    performance, product line
as the profitability of AIM in connection    diversification, distribution, fund
with managing the Fund. The Board noted      operations, shareholder services and
that AIM's operations remain profitable,     compliance. The Board concluded that
although increased expenses in recent        these steps taken by AIM have improved,
years have reduced AIM's profitability.      and are likely to continue to improve,
Based on the review of the profitability     the quality and efficiency of the
of AIM's and its affiliates' investment      services AIM and its affiliates provide
advisory and other activities and its        to the Fund in each of these areas, and
financial condition, the Board concluded     support the Board's approval of the
that the compensation to be paid by the      continuance of the Advisory Agreement for
Fund to AIM under its Advisory Agreement     the Fund.
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The
Board concluded that such arrangements
were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.85%(A)

ALABAMA-0.17%

Homewood (City of) Educational Building
  Authority (Samford University Facilities
  Project); Series 1999, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 12/01/21(b)(c)                           --   VMIG-1     $ 3,685    $    3,685,000
-------------------------------------------------------------------------------------------
Tuscaloosa (County of) Board of Education
  (Capital Outlay); Series 1997 B, VRD Wts.
  (LOC-Regions Bank)
  3.76%, 02/01/17(d)(e)                           --      Aa3       3,175         3,175,000
===========================================================================================
                                                                                  6,860,000
===========================================================================================

ALASKA-0.75%

Alaska (State of) Industrial Development
  Authority (Providence Medical Office
  Building); Series 1985, VRD IDR (LOC-KBC
  Bank N.V.)
  3.55%, 06/01/10(d)(f)(g)                        --   VMIG-1       1,590         1,590,000
-------------------------------------------------------------------------------------------
North Slope (Borough of); Series 2000 A,
  Refunding VRD GO (INS-MBIA Insurance Corp.)
  3.77%, 06/30/10(c)(e)                         A-1+   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Alaska (State of) Housing
  Finance Corp.); Series 1999 D, VRD RB
  (Acquired 03/28/06; Cost $25,000,000)
  3.78%, 06/01/49(e)(h)(i)                        --   VMIG-1      25,000        25,000,000
===========================================================================================
                                                                                 30,290,000
===========================================================================================

ARIZONA-0.54%

Arizona State University Board of Regents;
  Series 2003 A, Refunding VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/34(c)(e)                         A-1+   VMIG-1       1,570         1,570,000
-------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1       2,010         2,010,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments);
  Series 2001 A, Refunding Multi-Family
  Housing VRD IDR (CEP-Federal National
  Mortgage Association)
  3.77%, 06/15/31(e)                              --   VMIG-1     $ 1,885    $    1,885,000
-------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Series 1994, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal Home Loan Bank of San
  Francisco)
  3.81%, 10/01/25(e)                            A-1+       --       5,715         5,715,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (El Dorado Hospital); Series
  2004, VRD IDR (LOC-Branch Banking & Trust
  Co.)
  3.78%, 04/01/38(d)(e)                           --   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Tohono Chul Park Project);
  Series 2001, VRD IDR (LOC-Northern Trust
  Co.)
  3.85%, 08/01/36(d)(e)                           --   VMIG-1       1,800         1,800,000
-------------------------------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Notre Dame School); Series 2001
  A, VRD Limited Obligation IDR (LOC-JPMorgan
  Chase Bank, N.A.)
  3.80%, 05/01/21(d)(e)                         A-1+       --       3,000         3,000,000
===========================================================================================
                                                                                 21,980,000
===========================================================================================

CALIFORNIA-0.90%

California (State of) Pollution Control
  Financing Authority (Southdown, Inc.
  Project); Series 1983 Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 02/15/13(d)(f)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 1983 B Floating Rate PCR
  (LOC-Wachovia Bank, N.A.)
  3.70%, 09/15/13(d)(f)                         A-1+   VMIG-1       9,400         9,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

JPMorgan PUTTERs (Sacramento (County of)
  Sanitation District Financing Authority);
  Series 2006-1407, VRD RB (Acquired
  07/19/06; Cost $1,455,000)
  3.77%, 06/01/14(e)(h)(i)                      A-1+       --     $ 1,455    $    1,455,000
-------------------------------------------------------------------------------------------
San Jose (City of) Financing Authority;
  Series 2006, Commercial Paper Notes
  (LOC-State Street Bank & Trust Co.;
  California State Teachers Retirement
  System)
  3.68%, 11/07/06(d)                            A-1+      P-1      17,806        17,806,000
===========================================================================================
                                                                                 36,661,000
===========================================================================================

COLORADO-2.18%

Broomfield (City of) Urban Renewal Authority
  (Event Center Project); Series 2005, Tax
  Increment Allocation VRD Revenue (LOC-BNP
  Paribas)
  3.76%, 12/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Castle Pines North Metropolitan District;
  Series 2006 C, VRD Refunding Limited Tax GO
  (LOC-U.S. Bank, N.A.)
  3.76%, 12/01/24(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1; Series
  2004, VRD RB (LOC-BNP Paribas)
  3.77%, 12/01/29(d)(e)(g)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority (Vehicle Registration Fee);
  Series 2001, VRD RB (INS-MBIA Insurance
  Corp.)
  3.77%, 09/01/18(c)(e)                         A-1+       --       1,175         1,175,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Community Wireless
  Park City); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 12/01/23(d)(e)                         A-1+       --         600           600,000
-------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High
  School Project); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/33(d)(e)                         A-1+       --       5,065         5,065,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Southeastern Baptist
  Theological Seminary); Series 2005, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 03/01/25(d)(e)                           --   VMIG-1     $ 8,945    $    8,945,000
-------------------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
  2006, RAN 4.75%, 06/27/07                    SP-1+       --      10,000        10,070,764
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Arapahoe House Project); Series
  2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
  3.81%, 04/01/24(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Christian Living Project);
  Series 1997, Refunding VRD RB (LOC-U.S.
  Bank, N.A.)
  3.78%, 01/01/11(d)(e)                         A-1+       --       1,245         1,245,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Covenant Retirement); Series
  2006, Refunding VRD RB (LOC-LaSalle Bank
  N.A.)
  3.75%, 12/01/25(d)(e)                          A-1       --       6,760         6,760,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Craig Hospital Project); Series
  2003, Refunding VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 12/01/20(d)(e)                         A-1+       --       5,275         5,275,000
-------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Goodwill Industries Denver
  Project); Series 2004, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 12/01/24(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health Center); Series 2003, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 03/15/23(d)(e)                         A-1+       --       1,805         1,805,000
-------------------------------------------------------------------------------------------
Colorado Springs (City of) Industrial
  Development Authority (Cook Communications
  Project); Series 2002, VRD IDR (LOC-Bank of
  America, N.A.)
  3.79%, 03/01/17(d)(e)                         A-1+       --       2,350         2,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Concord (Metropolitan District of); Series
  2004, Refunding & Improvement Unlimited Tax
  GO (LOC-Wells Fargo Bank, N.A.)
  3.50%, 12/01/29(d)(j)                         A-1+       --     $ 1,550    $    1,550,000
-------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District of No.
  1; Series 2004, VRD RB (LOC-Wells Fargo
  Bank, N.A.)
  3.74%, 10/01/34(d)(e)                         A-1+       --       4,795         4,795,000
-------------------------------------------------------------------------------------------
Denver (City & County of) Excise Tax Revenue
  Authority (Convention Center Project);
  Series 2001 B, RB (INS-Financial Security
  Assurance Inc.)
  3.74%, 09/01/25(c)(e)                         A-1+   VMIG-1       4,920         4,920,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000 Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/19(d)(j)                           AA       --       1,100         1,102,889
-------------------------------------------------------------------------------------------
  Series 2004 Refunding Unlimited Tax VRD GO
  (LOC-U.S. Bank, N.A.)
  3.50%, 12/01/13(d)(k)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Mesa (County of) (Goodwill Industries of
  Colorado Springs); Series 2006, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 12/01/26(d)(e)                         A-1+       --       1,250         1,250,000
===========================================================================================
                                                                                 88,458,653
===========================================================================================

CONNECTICUT-0.26%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Series
  1985, Floating Rate PCR (LOC-Citizens Bank
  of Massachusetts)
  3.66%, 12/01/15(d)(f)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Westminster School);
  Series 2002 C, VRD RB (LOC-Bank of America,
  N.A.)
  3.73%, 07/01/32(d)(e)                         A-1+       --       1,395         1,395,000
-------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (YMCA of Greater
  Hartford); Series 2002 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.73%, 07/01/32(c)(e)                           --   VMIG-1       7,910         7,910,000
===========================================================================================
                                                                                 10,705,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


DELAWARE-0.17%

Delaware (State of) Economic Development
  Authority (Connections Community Support);
  Series 2006, VRD RB (LOC-Mercantile Safe
  Deposit & Trust Co.)
  3.77%, 08/01/31(d)(e)                         A-1+       --     $ 7,035    $    7,035,000
===========================================================================================

DISTRICT OF COLUMBIA-0.39%

District of Columbia (American Library
  Association); Series 2005, VRD RB (LOC-Bank
  of America, N.A.)
  3.76%, 02/01/35(d)(e)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
District of Columbia (American Psychology
  Association); Series 2003, VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 03/01/28(d)(e)                         A-1+       --       5,055         5,055,000
-------------------------------------------------------------------------------------------
District of Columbia (National Academy of
  Sciences); Series 1999 B Commercial Paper
  (INS-Ambac Assurance Corp.)
  3.46%, 11/07/06(c)                            A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
  3.63%, 11/07/06(c)                            A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
District of Columbia (Washington Center for
  Internships & Academic); Series 2006, VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/36(d)(e)                           --   VMIG-1       1,700         1,700,000
===========================================================================================
                                                                                 15,930,000
===========================================================================================

FLORIDA-5.57%

ABN AMRO Munitops Ctfs. Trust (Miami-Dade
  (County of) Transit Sales Surtax Revenue
  Bonds); Series 2006-24, Non-AMT VRD Ctfs.
  (Acquired 05/05/06; Cost $14,270,000)
  3.78%, 07/01/14(e)(h)(i)                        --   VMIG-1      14,270        14,270,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
  (City of) Utilities Systems Revenue Bonds);
  Series 2006-50, Non-AMT VRD Ctfs. (Acquired
  07/17/06; Cost $10,700,000)
  3.78%, 09/01/14(e)(h)(i)                        --   VMIG-1      10,700        10,700,000
-------------------------------------------------------------------------------------------
Cape Coral (City of); Series 2006, Commercial
  Paper Notes (LOC-Bank of America, N.A.)
  3.48%, 10/10/06(d)                            A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Capital Projects Finance Authority (Capital
  Projects Loan Program); Series 1997 A, VRD
  RB (INS-Financial Security Assurance Inc.)
  3.77%, 08/01/17(c)(e)                         A-1+       --     $ 7,200    $    7,200,000
-------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant
  Association Inc.); Series 2001, VRD IDR
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/26(d)(e)(l)                        --       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Florida (State of) Division of Bond Finance
  Department of General Services
  (Environmental Protection Preservation
  2000); Series 1998 B, RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/07(c)                             AAA      Aaa       5,200         5,273,637
-------------------------------------------------------------------------------------------
Florida (State of) Local Government Finance
  Commission (Pooled Loan Program); Series
  1994 A, Commercial Paper Notes
  (LOC-Wachovia Bank, N.A.)
  3.52%, 10/31/06(d)                              --      P-1      22,670        22,670,000
-------------------------------------------------------------------------------------------
Florida Gulf Coast University Financing Corp.
  (Florida Capital Improvement); Series 2003,
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.78%, 12/01/33(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities
  Authority (Adventist Health); Series 2006
  A, Refunding VRD RB (INS-Financial Security
  Assurance Inc.)
  3.76%, 11/15/30(c)(e)                         A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Hillsborough (County of) Industrial
  Development Authority (Tampa Metropolitan
  Area YMCA Project); Series 2000, VRD IDR
  (LOC-Bank of America, N.A.)
  3.76%, 03/01/25(d)(e)(l)                        --       --       5,550         5,550,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Baptist Medical Center Project);
  Series 2004, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.20%, 10/13/06(d)                            A-1+       --       3,000         3,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

FLORIDA-(CONTINUED)

Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); Series 1998, VRD RB (LOC-Bank of
  America, N.A.) (Acquired 02/20/01; Cost
  $2,600,000)
  3.79%, 12/01/23(d)(e)(h)(l)                     --       --     $ 2,600    $    2,600,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida
  Jacksonville Physicians, Inc.); Series
  2002, VRD RB (LOC-Bank of America, N.A.)
  3.80%, 06/01/22(d)(e)                           --   VMIG-1      11,245        11,245,000
-------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2003 C, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 08/15/33(b)(d)                         A-1+       --       5,695         5,695,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Florida (State of) Department of
  Environmental Protection); Series 2002-722,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $9,690,000)
  3.78%, 07/01/22(e)(h)(i)                       A-1       --       9,690         9,690,000
-------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); Series
  1999, VRD RB (LOC-Bank of America, N.A.)
  3.76%, 08/01/19(d)(e)(l)                        --       --       1,450         1,450,000
-------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System/Sunbelt
  Inc.); Series 1992, VRD RB (LOC-SunTrust
  Bank)
  3.83%, 11/15/14(d)(e)                         A-1+   VMIG-1       1,535         1,535,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College); Series 2001,
  Educational Facilities VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 12/01/31(d)(e)(l)                        --       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) Housing Finance
  Authority (Emerald Bay Club Apartments);
  Series 2004, Refunding Multi-Family Housing
  VRD RB (LOC-Wachovia Bank, N.A.)
  3.77%, 06/01/30(d)(e)                         A-1+      P-1       8,000         8,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Palm Beach (County of) School Board; Series
  2002 B, VRD COP (INS-Financial Security
  Assurance Inc.)
  3.73%, 08/01/27(c)(e)                           --   VMIG-1     $14,680    $   14,680,000
-------------------------------------------------------------------------------------------
Palm Beach (County of) School District Sales
  Tax; Series 2006 Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.50%, 10/11/06(d)                            A-1+      P-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
  3.55%, 10/16/06(d)                            A-1+      P-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Seminole (County of) School District; Series
  2006, Unlimited Tax GO TAN 4.50%, 09/13/07      --    MIG-1      23,000        23,199,825
-------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
  Treatment
  DACCO Project);
  Series 2001, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 07/01/22(d)(e)(l)                        --       --       4,730         4,730,000
===========================================================================================
                                                                                225,888,462
===========================================================================================

GEORGIA-5.34%

ABN AMRO Munitops Ctfs. Trust (Fulton (County
  of) Water & Sewer Revenue Bonds); Series
  2004-15, Non-AMT VRD Ctfs. (Acquired
  10/12/04; Cost $9,995,000)
  3.78%, 01/01/12(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------
Albany-Dougherty (County of) Hospital
  Authority (Phoebe Hospital); Series 2002,
  RANS (INS-Ambac Assurance Corp.)
  3.78%, 09/01/32(b)(c)                           --   VMIG-1      25,000        25,000,000
-------------------------------------------------------------------------------------------
Atlanta (City of) Metropolitan Rapid Transit
  Authority; Series 1998 A, Refunding Second
  Indenture RB (INS-MBIA Insurance Corp.)
  6.25%, 07/01/07(c)                             AAA      Aaa       9,000         9,169,959
-------------------------------------------------------------------------------------------
Burke (County of) Development Authority
  (Oglethorpe Power Corp.); Series 1994 A VRD
  PCR (INS-Financial Guaranty Insurance Co.)
  3.78%, 01/01/19(c)(e)                         A-1+   VMIG-1      20,911        20,911,000
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper VRD PCR
  (INS-Ambac Assurance Corp.)
  3.53%, 12/28/06(c)                            A-1+   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of) Development Authority (YMCA
  of Cobb County); Series 2003, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/25(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
Conyers-Rockdale-Big Haynes Impoundment
  Authority; Series 1998, VRD RB
  (INS-Financial Security Assurance Inc.)
  3.74%, 07/01/22(c)(e)                           --   VMIG-1       3,040         3,040,000
-------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Series 2001 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.73%, 06/01/28(d)(e)                           --   VMIG-1       3,550         3,550,000
-------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Wood
  Hills Apartment Project); Series 1988,
  Refunding Floating Rate Multi-Family
  Housing RB (LOC-Bank of America, N.A.)
  3.80%, 12/01/07(d)(e)                         A-1+       --       9,250         9,250,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Georgia (State of));
  Series 2000-1001 C, VRD COP (Acquired
  07/26/2000; Cost $20,000,000)
  3.79%, 07/01/15(e)(h)(i)                      A-1+       --      20,000        20,000,000
-------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(d)(e)                         A-1+       --       1,600         1,600,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Development Authority
  (Pinecrest Academy Inc. Project); Series
  2000, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 09/01/25(d)(e)                           --   VMIG-1       8,800         8,800,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Atlanta Park II Project); Series 1997,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  (Acquired 04/12/06; Cost $1,350,000)
  3.80%, 10/01/10(d)(e)(h)                        --      Aa2       1,350         1,350,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of) Development Authority
  (Bridgeway Foundation for Education
  Project); Series 2000, Educational
  Facilities VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 06/01/15(d)(e)                         A-1+       --     $ 1,725    $    1,725,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Doris & Alex Weber School Project); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Kings Ridge Christian School); Series
  2006, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 05/01/26(d)(e)                           --   VMIG-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Mount Vernon Presbyterian School); Series
  2005, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 08/01/35(d)(e)                           --   VMIG-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Grant); Series 2006,
  Revenue BAN 4.50%, 06/01/07                    AA-      Aa3      18,865        18,967,989
-------------------------------------------------------------------------------------------
Georgia (State of) Road and Tollway Authority
  (Federal Highway Reimbursement); Series
  2006, RB 4.50%, 06/01/07                       AA-      Aa3       4,920         4,946,859
-------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Series
  2006, Limited Tax TAN GO
  4.50%, 12/29/06                                 --    MIG-1      10,000        10,021,569
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Atlanta (City of) Water &
  Wastewater); Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost $37,495,000)
  3.78%, 05/01/12(e)(h)(i)                       A-1       --      37,495        37,495,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Rockdale (County of) Water
  & Sewer Authority); Series 2006-1342, VRD
  RB (Acquired 05/24/06; Cost $2,945,000)
  3.78%, 07/01/13(e)(h)(i)                        --   VMIG-1       2,945         2,945,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

GEORGIA-(CONTINUED)

Savannah (City of) Economic Development
  Authority (Westside Urban Health Center);
  Series 2002 A, VRD RB (LOC-SunTrust Bank)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
  (Ridgeview Institute Inc. Project); Series
  2002, VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 11/01/27(d)(e)                           --   VMIG-1       1,960         1,960,000
===========================================================================================
                                                                                216,572,376
===========================================================================================

HAWAII-0.22%

Eagle Tax Exempt Trust (Hawaii (State of));
  Series 2000-1101, VRD COP (Acquired
  01/11/01; Cost $6,000,000)
  3.79%, 12/01/16(e)(h)(i)                      A-1+       --       6,000         6,000,000
-------------------------------------------------------------------------------------------
Hawaii (State of); Series 1997 CN, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  6.25%, 03/01/07(c)                             AAA      Aaa       3,000         3,032,471
===========================================================================================
                                                                                  9,032,471
===========================================================================================

IDAHO-0.78%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%, 10/01/09(g)(m)    A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); Series 1985,
  VRD ACES RB (LOC-U.S. Bank, N.A.)
  3.80%, 10/01/10(d)(e)                           --   VMIG-1       1,400         1,400,000
-------------------------------------------------------------------------------------------
Idaho (State of); Series 2006, Unlimited Tax
  GO TAN 4.50%, 06/29/07                       SP-1+    MIG-1       8,000         8,045,667
===========================================================================================
                                                                                 31,645,667
===========================================================================================

ILLINOIS-13.04%

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of) Board of Education); Series 2002-4, VRD
  GO Ctfs. (Acquired 11/10/05 Cost
  $24,225,000)
  3.77%, 12/01/09(e)(h)(i)                        --   VMIG-1      24,225        24,225,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Chicago (City
  of)); Series 2001-34 Refunding Multi-State
  Non-AMT VRD Limited Tax Ctfs. (Acquired
  11/15/01; Cost $10,000,000) 3.79%,
  07/01/07(e)(h)(i)                               --   VMIG-1     $10,000    $   10,000,000
-------------------------------------------------------------------------------------------
  Series 2005-40 Non-AMT VRD Unlimited Tax GO
  (Acquired 11/30/05; Cost $15,165,000)
  3.79%, 07/01/13(e)(h)(i)(l)                     --       --      15,165        15,165,000
-------------------------------------------------------------------------------------------
Aurora (City of) Economic Development (Aurora
  University); Series 2004, VRD RB
  (LOC-Harris N.A.)
  3.85%, 03/01/35(d)(e)                         A-1+   VMIG-1       7,250         7,250,000
-------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); Series 1998-25 A VRD
  RB (Acquired 08/26/99; Cost $10,000,000)
  3.79%, 03/15/07(e)(h)(i)                       A-1       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
  Series 2002-190 A VRD RB (Acquired
  05/06/02; Cost $10,130,000) 3.79%,
  06/05/14(e)(h)(i)                              A-1       --      10,130        10,130,000
-------------------------------------------------------------------------------------------
Channahon (City of) (Morris Hospital); Series
  2003 A Refunding VRD RB (LOC-U.S. Bank,
  N.A.)
  3.77%, 12/01/23(d)(e)                         A-1+       --       1,400         1,400,000
-------------------------------------------------------------------------------------------
  Series 2003 B VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/32(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Chicago (City of); Series 2002 B, VRD
  Unlimited GO (INS-Financial Guaranty
  Insurance Co.)
  3.74%, 01/01/37(c)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Cook (County of) (Capital Improvement);
  Series 2004 E, VRD Unlimited Tax GO 3.78%,
  11/01/33(e)                                   A-1+   VMIG-1       4,000         4,000,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  O'Hare International Airport); Series
  2006-0056 A, VRD COP (Acquired 03/22/06;
  Cost $6,200,000)
  3.79%, 01/01/33(e)(h)(i)                      A-1+       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust (Chicago (City of)
  Park District); Series 2002-1306 A,
  Unlimited Tax VRD COP (Acquired 05/02/02;
  Cost $5,500,000)
  3.79%, 01/01/29(e)(h)(i)                      A-1+       --     $ 5,500    $    5,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of)
  Water & Sewer); Series 2001-1308, VRD COP
  (Acquired 12/12/01; Cost $8,655,000)
  3.79%, 11/01/26(e)(h)(i)                      A-1+       --       8,655         8,655,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chicago (City of));
  Series 2001-1305, VRD COP (Acquired
  04/20/01; Cost $4,950,000)
  3.89%, 01/01/35(e)(h)(i)                      A-1+       --       4,950         4,950,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Illinois (State of));
  Series 2000-1304, VRD COP (Acquired
  06/27/00; Cost $7,340,000)
  3.79%, 06/01/21(e)(h)(i)                      A-1+       --       7,340         7,340,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Regional
  Transportation Authority); Series
  2000-1303, VRD COP (Acquired 03/26/01; Cost
  $19,000,000)
  3.79%, 07/01/23(e)(h)(i)                      A-1+       --      19,000        19,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Chicago Shakespeare Theater
  Project); Series 1999, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 09/24/03; Cost
  $4,100,000)
  3.75%, 01/01/19(d)(e)(h)                       A-1       --       4,100         4,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Christian Heritage Academy);
  Series 2001, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/01/21(b)(d)                         A-1+       --       4,625         4,625,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Embers Elementary School
  Project); Series 2002, Educational
  Facilities VRD RB (LOC-LaSalle Bank N.A.)
  (Acquired 11/04/03; Cost $2,175,000)
  3.76%, 04/01/32(d)(e)(h)                       A-1       --       2,175         2,175,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Fenwich High School Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 03/01/32(d)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Glenwood School for Boys);
  Series 1998, VRD RB (LOC-Harris N.A.)
  3.85%, 02/01/33(d)(e)                         A-1+       --       2,250         2,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(d)(e)                         A-1+       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (James Jordan Boys & Girls Club
  and Family Center Project); Series 1995,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.,
  LaSalle Bank N.A.) (Acquired 10/18/05; Cost
  $4,700,000)
  3.85%, 08/01/30(d)(e)(h)                       A-1       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Lyric Opera Chicago Project);
  Series 1994, VRD RB (LOC-Northern Trust
  Co., Harris N.A., JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/28(d)(e)                         A-1+   VMIG-1      15,600        15,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Museum of Contemporary Art
  Project); Series 1994, VRD RB (LOC-JPMorgan
  Chase Bank, N.A., Northern Trust Co.)
  3.80%, 02/01/29(d)(e)                         A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Oak Park Residence Corp.
  Project); Series 2001, VRD RB (LOC-LaSalle
  Bank N.A.) (Acquired 01/29/03; Cost
  $2,975,000)
  3.75%, 07/01/41(d)(e)(h)                       A-1       --       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Providence-St. Mel School
  Project); Series 2002, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 06/01/37(d)(e)                           --   VMIG-1       1,360         1,360,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Radiological Society Project);
  Series 1997, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.) (Acquired 04/07/06; Cost
  $1,600,000)
  3.83%, 06/01/17(d)(e)(h)                      A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Rosecrance Inc. Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/24(d)(e)                         A-1+       --       2,825         2,825,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Teachers Academy for Mathamatics
  & Science); Series 2001, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 02/01/21(d)(e)                           --   VMIG-1       2,975         2,975,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Uhlich Childrens Home Project);
  Series 2002, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/33(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (West Central Illinois
  Educational Project); Series 2002, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 09/01/32(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (YMCA of Metropolitan Chicago
  Project); Series 2001, VRD RB (LOC-Harris
  N.A.)
  3.80%, 06/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Arts Club of Chicago); Series
  1996, VRD RB (LOC-Northern Trust Co.)
  3.85%, 01/01/26(d)(e)                         A-1+       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); Series 2002,
  RB (LOC-Fifth Third Bank)
  3.85%, 03/01/32(d)(e)                           --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Chicago Childrens Museum);
  Series 1994, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 02/01/28(d)(e)                          A-1   VMIG-1     $ 1,200    $    1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Dominican University); Series
  2000 B, VRD RB (LOC-Allied Irish Banks PLC)
  3.85%, 10/01/30(d)(e)(g)                        --   VMIG-1      11,000        11,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Elmhurst College); Series 2003,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 03/01/33(d)(e)                           --   VMIG-1       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Field Museum of National
  History); Series 1998, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 11/01/32(d)(e)                         A-1+       --       3,950         3,950,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lake County Family YMCA); Series
  2000, VRD RB (LOC-Harris N.A.)
  3.85%, 11/01/30(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Lincoln Park Society); Series
  1999, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 01/01/29(d)(e)                         A-1+       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry);
  Series 1992, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 10/01/26(d)(e)                           --   VMIG-1       3,250         3,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University);
  Series 1999 A VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 06/01/29(d)(e)                         A-1+       --       5,600         5,600,000
-------------------------------------------------------------------------------------------
  Series 1999 B VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.83%, 06/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Newberry Library); Series 1988,
  VRD RB (LOC-Northern Trust Co.)
  3.85%, 03/01/28(d)(e)                           --   VMIG-1     $ 1,205    $    1,205,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Shedd Aquarium Society); Series
  1987 B, Commercial Paper (LOC-Bank of
  America, N.A.)
  3.70%, 04/16/07(d)                              --   VMIG-1      18,000        18,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority; Series 1998, Pooled Financing
  VRD RB (LOC-Bank of America, N.A.)
  3.77%, 03/01/28(d)(e)                         A-1+       --       2,720         2,720,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Benedictine University Project); Series
  2006, VRD RB (LOC-National City Bank of the
  Midwest)
  3.76%, 03/01/26(d)(e)                          A-1       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Fairview Hospital); Series 2004 C,
  Refunding VRD RB (LOC-LaSalle Bank N.A.)
  3.75%, 08/15/34(d)(e)                          A-1       --      13,250        13,250,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Franciscan Communities, Inc. - The Village
  at Victory Lakes); Series 2006 A, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.76%, 05/01/36(d)(e)                          A-1       --       8,045         8,045,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
  Charities); Series 2006 O6-07 A, VRD RN
  (LOC-Harris N.A.)
  3.80%, 06/29/07(d)(e)                         A-1+       --       8,890         8,890,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Latin
  School Project); Series 2005 A, Refunding
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/28(d)(e)                           --   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Mercy
  Alliance Project); Series 2005, VRD RB
  (LOC-M&I Marshall & Ilsley Bank)
  3.77%, 02/15/35(d)(e)                           --   VMIG-1      14,000        14,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance Authority (North
  Park University Project); Series 2005, VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                         A-1+       --     $ 2,900    $    2,900,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Search
  Development Center Inc. Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 06/01/24(d)(e)                           --   VMIG-1       5,075         5,075,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Sunshine Through Golf Foundation Project);
  Series 2004 A, VRD RB (LOC-LaSalle Bank
  N.A.)
  3.76%, 11/01/24(d)(e)                          A-1       --       2,100         2,100,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 C, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 02/15/38(d)(e)(g)(l)                     --       --       7,500         7,500,000
-------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (YMCA
  of Metropolitan Chicago Project); Series
  2004, VRD RB (LOC-Harris N.A.)
  3.80%, 06/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  B, VRD RB (INS-Financial Security Assurance
  Inc.)
  3.78%, 11/15/29(c)(e)                         A-1+   VMIG-1       6,675         6,675,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Cradle Society Project); Series
  1998, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 04/01/33(d)(e)                         A-1+       --       1,200         1,200,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Northwestern Memorial Hospital);
  Series 1995, VRD RB 3.80%, 08/15/25(e)        A-1+   VMIG-1      22,835        22,835,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Park Plaza Center); Series 1996,
  Multi-Family VRD RB (LOC-LaSalle Bank N.A.)
  3.85%, 09/15/20(d)(e)                          A-1       --       7,350         7,350,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Peace Memorial Ministry); Series
  2003 B, VRD RB (LOC-LaSalle Bank N.A.)
  3.76%, 08/15/33(d)(e)                          A-1       --     $ 7,605    $    7,605,000
-------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority; Series 1985 C Revolving Fund
  Pooled VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       5,200         5,200,000
-------------------------------------------------------------------------------------------
  Series 1985 D Revolving Fund Pooled VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 08/01/15(d)(e)                         A-1+   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Park
  District); Series 2005 974, VRD Limited Tax
  GO (Acquired 07/06/05; Cost $1,095,000)
  3.78%, 01/01/13(e)(h)(i)                       A-1       --       1,095         1,095,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Chicago (City of) Water
  Revenue); Series 2006 1419, VRD RB
  (Acquired 07/26/06; Cost $5,345,000)
  3.78%, 05/01/14(e)(h)(i)                      A-1+       --       5,345         5,345,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Illinois (State of) State
  Toll Highway Authority); Series 2006 1354,
  VRD RB (Acquired 06/07/06; Cost
  $13,400,000)
  3.78%, 01/01/14(e)(h)(i)                      A-1+       --      13,400        13,400,000
-------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Series 2000, Multi-Family Housing
  VRD RB (CEP-Federal National Mortgage
  Association)
  3.77%, 12/15/30(e)                            A-1+       --      14,855        14,855,000
-------------------------------------------------------------------------------------------
McCook (City of) (Illinois St. Andrew
  Society); Series 1996 A VRD RB
  (LOC-Northern Trust Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 1996 B VRD RB (LOC-Northern Trust
  Co.)
  3.76%, 12/01/21(d)(e)                         A-1+       --       1,700         1,700,000
-------------------------------------------------------------------------------------------
Monmouth (City of) Industrial Development
  Project (Monmouth College); Series 2005,
  VRD IDR (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/35(d)(e)(g)                        --   VMIG-1       6,185         6,185,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Peoria (County of) Community Unit School
  District No. 323 (Dunlap); Series 2006, VRD
  Unlimited GO (INS-Financial Security
  Assurance Inc.)
  3.80%, 04/01/26(c)(e)                           --   VMIG-1     $ 2,785    $    2,785,000
-------------------------------------------------------------------------------------------
Quincy (City of) (Blessing Hospital Project);
  Series 2004, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 11/15/33(d)(e)                         A-1+   VMIG-1       5,120         5,120,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake (County of)
  Joint Action Water Agency); Series 2003
  B18, VRD RB (Acquired 02/19/03; Cost
  $9,695,000)
  3.78%, 05/01/20(e)(h)(i)                        --   VMIG-1       9,695         9,695,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Chicago (City of)); Series
  2000 A12, VRD Limited Tax GO (Acquired
  10/13/00; Cost $12,200,000)
  3.78%, 01/01/23(e)(h)(i)                        --   VMIG-1      12,200        12,200,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
  Authority); Series 2002 A41, VRD Unlimited
  Tax GO (Acquired 07/25/02; Cost
  $17,610,000)
  3.78%, 06/01/17(e)(h)(i)                        --   VMIG-1      17,610        17,610,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
  Series 2000 S, VRD GO (Acquired 03/20/00;
  Cost $17,900,000)
  3.78%, 04/01/30(e)(h)(i)                        --   VMIG-1      17,900        17,900,000
-------------------------------------------------------------------------------------------
Will (County of) (University of St. Francis);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.85%, 12/01/25(d)(e)                           --   VMIG-1      10,600        10,600,000
===========================================================================================
                                                                                528,340,000
===========================================================================================

INDIANA-4.49%

ABN AMRO Munitops Ctfs. Trust (Indianapolis
  (City of) Public Improvement Bond Bank
  Waterworks); Series 2002-7, Non-AMT VRD RB
  (Acquired 11/17/05; Cost $5,000,000)
  3.78%, 07/01/10(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Wayne
  (Township of), Marion (County of) School
  Building Corp.); Series 2003-27 Multi-
  State Non-AMT VRD RB (Acquired 11/12/03
  Cost $13,795,000)
  3.77%, 07/15/11(e)(h)(i)                        --   VMIG-1     $13,795    $   13,795,000
-------------------------------------------------------------------------------------------
  Series 2003-32 Multi-State Non-AMT VRD RB
  Ctfs. (Acquired 01/31/06; Cost $17,900,000)
  3.77%, 01/15/12(e)(h)(i)(l)                     --       --      17,900        17,900,000
-------------------------------------------------------------------------------------------
Franklin (County of) Economic Development
  Authority (Sisters of St. Francis Project);
  Series 1998, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.85%, 12/01/18(d)(e)                         A-1+       --       1,060         1,060,000
-------------------------------------------------------------------------------------------
Goshen (City of) Economic Development
  Authority (Goshen College Project); Series
  2004, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.85%, 10/01/34(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --      19,355        19,411,299
-------------------------------------------------------------------------------------------
Indiana (State of) Development Finance
  Authority (Indiana Historical Society, Inc.
  Project); Series 1996 Educational
  Facilities VRD RB (LOC-JPMorgan Chase Bank,
  N.A.) (Acquired 07/25/05; Cost $4,260,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Series 1997 Educational Facilities VRD RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  07/03/06; Cost $2,000,000)
  3.78%, 08/01/31(d)(e)(h)                      A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Development Finance
  Authority (Indianapolis Museum of Art);
  Series 2001 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/36(d)(e)                           --   VMIG-1     $ 8,700    $    8,700,000
-------------------------------------------------------------------------------------------
  Series 2002 Educational Facilities
  Historical VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.78%, 02/01/37(d)(e)                           --   VMIG-1       3,700         3,700,000
-------------------------------------------------------------------------------------------
  Series 2004 VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 02/01/39(d)(e)                           --   VMIG-1      41,400        41,400,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Wabash College Project); Series
  2003, VRD RB (LOC-JPMorgan Chase Bank,
  N.A.)
  3.80%, 12/01/23(d)(e)                           --   VMIG-1       3,835         3,835,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facilities Financing Authority (Schneck
  Memorial Hospital Project); Series 2006 B,
  VRD RB (LOC-Fifth Third Bank)
  3.85%, 02/15/36(b)(d)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Clark Memorial
  Hospital); Series 2004 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 04/01/24(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospitals
  Project); Series 1997 A, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/27(d)(e)                         A-1+       --      15,000        15,000,000
-------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Golden Years
  Homestead); Series 2002 A, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 06/01/25(d)(e)                         A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

INDIANA-(CONTINUED)

Indiana University (Trustees of); Series
  2005, Commercial Paper (LOC-JPMorgan Chase
  Bank, N.A.)
  3.51%, 11/07/06(d)                              --      P-1     $12,000    $   12,000,000
-------------------------------------------------------------------------------------------
St. Joseph (County of) Economic Development
  Authority (Holy Cross Village Project);
  Series 2006 D, VRD RB (LOC-Allied Irish
  Banks PLC)
  3.78%, 05/15/39(d)(e)(g)(l)                     --       --       8,000         8,000,000
-------------------------------------------------------------------------------------------
Tippecanoe (County of) (Faith Properties Inc.
  Project); Series 2005, VRD RB (LOC-Regions
  Bank)
  3.78%, 11/01/30(d)(e)(l)                        --       --       6,475         6,475,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Wayne (Township of), Marion
  (County of) School Building Corp.); Series
  2006 D-02, RB (Acquired 02/23/06; Cost
  $4,710,000)
  3.78%, 07/15/24(e)(h)(i)                      A-1+       --       4,710         4,710,000
===========================================================================================
                                                                                181,846,299
===========================================================================================

IOWA-0.41%

Iowa (State of) Finance Authority (Holy
  Family Catholic Schools); Series 2006,
  Educational Facility VRD RB (LOC-Allied
  Irish Banks PLC)
  3.90%, 03/01/36(b)(d)(g)                      A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Morningside College Project); Series 2002,
  Private College Facility VRD RB (LOC-U.S.
  Bank, N.A.)
  3.80%, 10/01/32(d)(e)                         A-1+       --       1,785         1,785,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Graceland Private College);
  Series 2003, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 02/01/33(d)(e)                           --   VMIG-1       5,820         5,820,000
-------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority; Series 1985, Educational Loan
  Private College Facility VRD ACES (INS-MBIA
  Insurance Corp.)
  3.85%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,100         5,100,000
===========================================================================================
                                                                                 16,705,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KANSAS-0.97%

Eagle Tax Exempt Trust (Wyandotte (County of)
  Unified Government Utility System); Series
  2004-0038 A, VRD COP (Acquired 09/08/04;
  Cost $5,000,000)
  3.79%, 09/01/21(e)(h)(i)                      A-1+       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
Leawood (City of); Series 2006 1, Temporary
  Unlimited GO RN 3.88%, 10/01/07                 --    MIG-1      26,550        26,633,582
-------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
  (YMCA of Greater Kansas City Project);
  Series 2002 B, VRD RB (LOC-Bank of America,
  N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,215         3,215,000
-------------------------------------------------------------------------------------------
Shawnee (City of) Industrial Development
  Authority (Shawnee Village Associate);
  Series 1984, VRD IDR (LOC-JPMorgan Chase
  Bank, N.A.)
  3.75%, 12/01/09(d)(e)                         A-1+       --       1,155         1,155,000
-------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
  (YMCA of Wichita Project); Series 1998 XI,
  VRD RB (LOC-Bank of America, N.A.)
  (Acquired 03/10/06; Cost $3,300,000)
  3.79%, 08/01/09(d)(e)(h)                      A-1+       --       3,300         3,300,000
===========================================================================================
                                                                                 39,303,582
===========================================================================================

KENTUCKY-1.64%

Boyle (County of) Hospital (Ephraim McDowell
  Health Project); Series 2006, VRD RB
  (LOC-Fifth Third Bank)
  3.78%, 04/01/36(d)(e)                           --   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Louisville &
  Jefferson (Counties of) Metropolitan Sewer
  District); Series 2006-0053 A, VRD RB
  (Acquired 03/22/06; Cost $14,335,000)
  3.79%, 05/15/33(e)(h)(i)                      A-1+       --      14,335        14,335,000
-------------------------------------------------------------------------------------------
Jefferson (County of) Industrial Building
  (Franciscan Eldercare Service); Series
  2001, VRD RB (LOC-LaSalle Bank N.A.)
  3.77%, 05/15/30(d)(e)                          A-1       --       3,780         3,780,000
-------------------------------------------------------------------------------------------
Kentucky (State of) Asset & Liability
  Commission General Fund; Series 2006, TRAN
  4.50%, 06/28/07                              SP-1+    MIG-1      14,900        14,984,727
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Lexington (City of) Center Corp. Mortgage
  Revenue; Series 2001 A, VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 10/01/21(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
Lexington (City of) Fayette (County of) Urban
  Government; Series 2006 A, Variable Purpose
  Notes Unlimited GO 4.00%, 05/01/07             AA+      Aa2       2,145         2,148,551
-------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding
  Trust; Series 2002, Lease Program VRD RB
  (LOC-U.S. Bank, N.A.)
  3.76%, 04/01/32(d)(e)(n)                        --   VMIG-1      18,600        18,600,000
===========================================================================================
                                                                                 66,348,278
===========================================================================================

MAINE-0.05%

JPMorgan PUTTERs (Maine (State of) Turnpike
  Authority); Series 2004 546, Turnpike VRD
  RB (Acquired 10/28/04; Cost $2,185,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       2,185         2,185,000
===========================================================================================

MARYLAND-2.28%

Baltimore (County of) (Blue Circle Inc.
  Project); Series 1992, Economic Development
  VRD RB (LOC-BNP Paribas)
  3.85%, 12/01/17(d)(e)(g)                        --   VMIG-1       7,900         7,900,000
-------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); Series
  1997 C, VRD RB (LOC-Branch Banking & Trust
  Co.)
  3.78%, 01/01/27(d)(e)                         A-1+   VMIG-1       6,000         6,000,000
-------------------------------------------------------------------------------------------
Howard (County of) Economic Development
  (Norbel School Inc. Project); Series 2001,
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 02/01/28(d)(e)                           --   VMIG-1       4,785         4,785,000
-------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (Prologue Inc. Project); Series 2005,
  Economic Development VRD RB (LOC-Bank of
  America, N.A.)
  3.76%, 06/01/31(d)(e)                           --   VMIG-1       3,500         3,500,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Economic Development
  Corp. (YMCA of Central Maryland Inc.
  Project); Series 2003 Economic Development
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/28(d)(e)                           --   VMIG-1     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
  Series 2006 Economic Development VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 04/01/31(d)(e)                           --   VMIG-1       1,950         1,950,000
-------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Glen
  Meadows Retirement); Series 1999 A, VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.80%, 07/01/29(d)(e)                         A-1+       --       2,000         2,000,000
-------------------------------------------------------------------------------------------
Maryland (State of) Industrial Development
  Financing Authority (Baltimore
  International College Facility); Series
  2005, Economic VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 11/01/30(d)(e)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------
Montgomery (County of); Series 2002
  Commercial Paper (LOC-Fortis Bank
  N.V./S.A.)
  3.50%, 11/01/06(d)(g)                         A-1+      P-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  3.50%, 12/01/06(d)(g)                         A-1+      P-1      37,000        37,000,000
-------------------------------------------------------------------------------------------
Queen Anne's (County of) (Safeway Inc.
  Project); Series 1994, Refunding Economic
  Development VRD RB (LOC-Deutsche Bank A.G.)
  3.75%, 12/01/09(d)(g)(m)                       A-1       --       1,145         1,145,000
===========================================================================================
                                                                                 92,475,000
===========================================================================================

MASSACHUSETTS-0.18%

Massachusetts (State of) Health & Educational
  Facilities Authority (Hallmark Health
  System Issue); Series 1998 B, VRD RB
  (LOC-Financial Security Assurance Inc.)
  3.75%, 07/01/27(d)(e)                         A-1+   VMIG-1       2,465         2,465,000
-------------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Sherrill House);
  Series 2002 A-1, VRD RB (LOC-Comerica Bank)
  3.77%, 01/01/32(d)(e)                         A-1+       --       5,000         5,000,000
===========================================================================================
                                                                                  7,465,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


MICHIGAN-4.37%

ABN AMRO Munitops Ctfs. Trust (Bay City
  School District); Series 2006-51, Non-AMT
  Unlimited GO (Acquired 07/20/06 Cost
  $5,000,000)
  3.78%, 05/01/14(e)(h)(i)(l)                     --       --     $ 5,000    $    5,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Michigan
  (State of) Building Authority); Series
  2003-35, Non-AMT VRD RB (Acquired 09/29/05;
  Cost $10,595,0000)
  3.78%, 10/15/11(e)(h)(i)                        --   VMIG-1      10,595        10,595,000
-------------------------------------------------------------------------------------------
Bruce (Township of) Hospital Finance
  Authority (Sisters Charity of St. Joseph);
  Series 1988 B, Health Care System VRD RB
  (INS-MBIA Insurance Corp.)
  3.65%, 05/01/18(c)(m)                         A-1+   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); Series 1999 C,
  VRD RB (LOC-National City Bank of the
  Midwest)
  3.79%, 05/01/09(d)(e)                          A-1      P-1       1,005         1,005,000
-------------------------------------------------------------------------------------------
Detroit (City of); Series 2006, Limited Tax
  TAN GO (LOC-Bank of Nova Scotia)
  4.50%, 03/01/07(d)(g)                        SP-1+       --       4,000         4,012,340
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Detroit (City of)
  School District); Series 2002-6014 A, VRD
  Unlimited Tax GO (Acquired 11/06/02; Cost
  $14,305,000)
  3.79%, 05/01/32(e)(h)(i)                      A-1+       --      14,305        14,305,000
-------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Michigan (State of)
  Building Authority); Series 2006-0113 Class
  A, VRD RB (Acquired 09/20/06; Cost
  $8,090,000)
  3.79%, 10/15/36(e)(h)(i)                      A-1+   VMIG-1       8,090         8,090,000
-------------------------------------------------------------------------------------------
Eastern Michigan University; Series 2001, VRD
  General Refunding RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 06/01/27(b)(c)                         A-1+       --      15,715        15,715,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Michigan (State of)
  Building Authority); Series 2006 1479, VRD
  RB (Acquired 09/27/06; Cost $10,600,000)
  3.78%, 04/15/14(e)(h)(i)                      A-1+       --      10,600        10,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series
  2005 B,
  Refunding VRD RB
  (LOC-ABN AMRO Bank N.V.)
  3.78%, 07/01/40(d)(e)(g)                       A-1       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Kentwood (City of) Economical Development
  Corp. (Holland Home); Series 2006 B, VRD
  Refunding Limited RB
  (LOC-LaSalle Bank N.A.)
  3.75%, 11/15/32(d)(e)                          A-1       --       6,750         6,750,000
-------------------------------------------------------------------------------------------
Marquette (City of) Hospital Finance
  Authority (Marquette General Hospital
  Group); Series 2004 A, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.83%, 07/01/09(d)(e)                         A-1+       --         945           945,000
-------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Healthcare Equipment Loan
  Program); Series 2006 C, VRD RB (LOC-Fifth
  Third Bank)
  3.79%, 12/01/32(d)(e)                         A-1+       --       4,000         4,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority (JAS Non-Profit Housing Corp.
  VI); Series 2000, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 06/01/25(d)(e)                         A-1+       --       1,050         1,050,000
-------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2006 B-2,
  RN (LOC-Bank of Nova Scotia)
  4.50%, 08/20/07(d)(g)                        SP-1+       --      15,000        15,104,628
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Series 1997
  Limited Tax VRD RB (LOC-LaSalle Bank N.A.)
  3.80%, 11/01/27(d)(e)                          A-1       --       4,600         4,600,000
-------------------------------------------------------------------------------------------
  Series 2001 Limited Tax VRD RB (LOC-LaSalle
  Bank N.A.)
  3.80%, 12/01/21(d)(e)                          A-1       --       1,000         1,000,000
-------------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (YMCA of
  Metropolitan Detroit Project); Series 2001,
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.79%, 05/01/31(d)(e)                         A-1+       --         700           700,000
-------------------------------------------------------------------------------------------
Northern Michigan University; Series 2006,
  VRD General RB (INS-Ambac Assurance Corp.)
  3.85%, 12/01/35(b)(c)                           --   VMIG-1      14,525        14,525,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(d)(e)(n)                        --   VMIG-1     $ 1,364    $    1,364,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Michigan
  (State of) Building Authority); Series
  2006-628, VRD RB (Acquired 09/06/06; Cost
  $4,475,000)
  3.78%, 10/15/36(e)(h)(i)                        --   VMIG-1       4,475         4,475,000
-------------------------------------------------------------------------------------------
University of Michigan (Medical Service
  Plan); Series 1998 A-1, VRD Refunding
  Floating Rate RB 3.80%, 12/01/21(b)           A-1+   VMIG-1       9,100         9,100,000
-------------------------------------------------------------------------------------------
University of Michigan Hospital; Series 2005
  A, VRD RB 3.80%, 12/01/35(b)                  A-1+   VMIG-1       7,850         7,850,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Detroit (City of) Water
  Supply System); Series 2000 D, VRD RB
  (Acquired 01/21/00; Cost $10,000,000)
  3.78%, 07/01/29(e)(h)(i)                        --   VMIG-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of)
  Hospital Finance Authority); Series 1997 X,
  VRD RB (Acquired 12/12/03; Cost
  $15,000,000)
  3.78%, 08/15/24(e)(h)(i)                        --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Michigan (State of) Trunk
  Line); Series 2006 B-02, VRD RB (Acquired
  06/30/06; Cost $6,500,000)
  3.78%, 11/01/21(e)(h)(i)                      A-1+       --       6,500         6,500,000
-------------------------------------------------------------------------------------------
Washtenaw (County of) (Saline Area Schools);
  Series 2004, Refunding Unlimited GO 4.00%,
  05/01/07                                        AA      Aa2       1,025         1,026,585
===========================================================================================
                                                                                177,212,553
===========================================================================================

MINNESOTA-2.56%

Brooklyn (City of) (Brookdale Corp. II
  Project); Series 2001, VRD Refunding RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 12/01/14(b)(d)                         A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

JPMorgan PUTTERs (Minnesota (State of) Public
  Facilities Authority); Series 2002-319, VRD
  Drinking Water COP (Acquired 07/31/03; Cost
  $13,905,000)
  3.78%, 03/01/21(e)(h)(i)                       A-1       --     $13,905    $   13,905,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Higher Education
  Facilities Authority (University of St.
  Thomas); Series 2004 Five-Z, VRD RB
  (LOC-LaSalle Bank N.A.)
  3.77%, 10/01/29(d)(e)                           --   VMIG-1       9,200         9,200,000
-------------------------------------------------------------------------------------------
Minnesota (State of) Rural Water Finance
  Authority (Public Projects Construction);
  Series 2006, RN 4.75%, 09/01/07                 --    MIG-1       4,000         4,037,212
-------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
  (Mayo Foundation); Series 2000 A Adjustable
  Tender Commercial Paper Notes
  3.60%, 10/05/06                               A-1+       --      30,000        30,000,000
-------------------------------------------------------------------------------------------
  Series 2001 A Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
  Series 2001 B Adjustable Tender Commercial
  Paper Notes
  3.60%, 10/05/06                               A-1+   VMIG-1      10,600        10,600,000
-------------------------------------------------------------------------------------------
Roseville (City of) Private School Facilities
  Authority (Northwestern College Project);
  Series 2002, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.90%, 11/01/22(b)(d)                           --   VMIG-1       1,555         1,555,000
-------------------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota);
  Series 1997 A, VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 05/01/27(d)(e)                           --   VMIG-1      17,360        17,360,000
===========================================================================================
                                                                                103,557,212
===========================================================================================

MISSISSIPPI-0.42%

ABN AMRO Munitops Ctfs. Trust (Mississippi
  (State of) Development Board-Jackson Water
  & Sewer); Series 2002-22, Multi-State
  Non-AMT VRD Ctfs. (Acquired 09/10/03; Cost
  $9,995,000)
  3.78%, 09/01/10(e)(h)(i)                        --   VMIG-1       9,995         9,995,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

MISSISSIPPI-(CONTINUED)

Eagle Tax Exempt Trust (Mississippi (State
  of)); Series 2002-6018 A, VRD Unlimited Tax
  COP (Acquired 11/20/02; Cost $3,200,000)
  3.79%, 11/01/22(e)(h)(i)                      A-1+       --     $ 3,200    $    3,200,000
-------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (St. Andrew Episcopal Day Project); Series
  2003, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 07/01/25(d)(e)(g)                        --   VMIG-1       3,675         3,675,000
===========================================================================================
                                                                                 16,870,000
===========================================================================================

MISSOURI-1.66%

Curators University of Missouri (Capital
  Projects); Series 2006 FY, RN 4.50%,
  06/29/07                                     SP-1+    MIG-1      10,000        10,057,141
-------------------------------------------------------------------------------------------
Jackson (County of) Industrial Development
  Authority Recreational Facilities (YMCA of
  Greater Kansas City Project); Series 2002
  A, VRD IDR (LOC-Bank of America, N.A.)
  3.79%, 11/01/18(d)(e)                           --   VMIG-1       3,300         3,300,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Association of Municipal Utilities);
  Series 2003, VRD RB (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                           --   VMIG-1      12,000        12,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Center of Creative Arts Project); Series
  2004, Cultural Facilities VRD RB
  (LOC-National City Bank of the Midwest)
  3.79%, 07/01/24(d)(e)                           --   VMIG-1       1,750         1,750,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Nelson Gallery Foundation); Series 2001 B,
  Cultural Facilities VRD RB (INS-MBIA
  Insurance Corp.)
  3.89%, 12/01/31(b)(c)                         A-1+   VMIG-1       7,550         7,550,000
-------------------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Utilities Lease Financing Program); Series
  2006, Commercial Paper Notes (LOC-U.S. Bank
  N.A.)
  3.58%, 10/19/06(d)                              --      P-1      13,000        13,000,000
-------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series 2006, VRD RB (LOC-U.S. Bank,
  N.A.)
  3.90%, 08/01/37(b)(d)                           --   VMIG-1       4,995         4,995,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

Missouri (State of) Health & Educational
  Facilities Authority (The Washington
  University); Series 1985 B VRD RB 3.85%,
  09/01/10(e)                                   A-1+   VMIG-1     $   900    $      900,000
-------------------------------------------------------------------------------------------
  Series 1996 C VRD RB 3.85%, 09/01/30(b)       A-1+   VMIG-1       1,300         1,300,000
-------------------------------------------------------------------------------------------
  Series 2000 C VRD RB 3.85%, 03/01/40(b)       A-1+   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Platte (County of) Industrial Development
  Authority (Southern Platte County Athletic
  Assoc. Inc.); Series 2005 A, Recreational
  Facilities VRD IDR (LOC-Bank of America,
  N.A.)
  3.76%, 10/01/25(d)(e)                           --   VMIG-1       2,140         2,140,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Westport Station Apartments);
  Series 2006, Refunding Multi-Family Housing
  VRD IDR (CEP-Federal National Mortgage
  Association)
  3.78%, 04/15/27(e)                            A-1+       --       4,970         4,970,000
-------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Whitfield School Inc.); Series
  2004 B, Educational Facilities Refunding
  VRD IDR (LOC-U.S. Bank, N.A.)
  3.78%, 06/15/24(d)(e)                         A-1+       --       2,185         2,185,000
===========================================================================================
                                                                                 67,147,141
===========================================================================================

MONTANA-0.03%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(d)(e)(l)(n)                     --       --       1,114         1,114,000
===========================================================================================

NEBRASKA-3.19%

American Public Energy Agency Nebraska (State
  of) Gas Supply (National Public Gas Agency
  Project); Series 2003 A, VRD RB 3.75%,
  02/01/14(e)(g)                                A-1+   VMIG-1      19,329        19,329,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEBRASKA-(CONTINUED)

Nebhelp Inc.; Series 1985 A Multi-Mode VRD RB
  (INS-MBIA Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1     $32,475    $   32,475,000
-------------------------------------------------------------------------------------------
  Series 1985 B Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       3,590         3,590,000
-------------------------------------------------------------------------------------------
  Series 1985 C Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      20,000        20,000,000
-------------------------------------------------------------------------------------------
  Series 1985 D Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1       5,865         5,865,000
-------------------------------------------------------------------------------------------
  Series 1985 E Multi-Mode VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 12/01/15(c)(e)                         A-1+   VMIG-1      28,635        28,635,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Concordia University Project);
  Series 2005, VRD RB (LOC-Fifth Third Bank)
  3.94%, 12/15/35(b)(d)                         A-1+       --       4,050         4,050,000
-------------------------------------------------------------------------------------------
Nebraska (State of) Educational Finance
  Authority (Creighton University Project);
  Series 2003 VRD RB (INS-Ambac Assurance
  Corp.)
  3.85%, 03/01/33(b)(c)                           --   VMIG-1      13,625        13,625,000
-------------------------------------------------------------------------------------------
  Series 2005 C VRD RB (INS-Financial
  Guaranty Insurance Co.)
  3.85%, 07/01/35(b)(c)                           --   VMIG-1       1,900         1,900,000
===========================================================================================
                                                                                129,469,000
===========================================================================================

NEVADA-0.32%

ABN AMRO Munitops Ctfs. Trust (Henderson
  (City of)) Series 2004-43, Multi-State
  Non-AMT VRD GO Ctfs. (Acquired 03/28/06;
  Cost $6,500,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Washoe (County
  of)); Series 2001-24, Refunding VRD Limited
  Tax Single Asset Trust Ctfs. (Acquired
  06/21/01; Cost $6,500,000)
  3.79%, 07/01/09(e)(h)(i)                        --   VMIG-1       6,500         6,500,000
===========================================================================================
                                                                                 13,000,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW HAMPSHIRE-0.52%

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (New Hampshire (State of) Higher
  Educational & Health Facilities Authority);
  Series 2003-772 Refunding VRD RB (Acquired
  01/22/03; Cost $5,186,500)
  3.78%, 01/01/17(e)(h)(i)                       A-1       --     $ 5,187    $    5,186,500
-------------------------------------------------------------------------------------------
  Series 2003-866 Refunding VRD RB (Acquired
  10/23/03; Cost $7,185,000)
  3.78%, 08/15/21(e)(h)(i)                       A-1       --       7,185         7,185,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (Antioch University
  Issue); Series 2004, Refunding Educational
  Facilities VRD RB (LOC-National City Bank)
  3.77%, 12/01/24(d)(e)                          A-1       --       4,175         4,175,000
-------------------------------------------------------------------------------------------
New Hampshire (State of) Health & Educational
  Facilities Authority (Southern New
  Hampshire Medical Center); Series 2001-866,
  VRD RB (LOC-Bank of America, N.A.)
  3.80%, 10/01/30(d)(e)                           --   VMIG-1       4,600         4,600,000
===========================================================================================
                                                                                 21,146,500
===========================================================================================

NEW JERSEY-0.31%

JPMorgan PUTTERs (New Jersey (State of)
  Transportation Trust Fund Authority);
  Series 2006-1403, VRD RB (Acquired
  07/19/06; Cost $1,500,000)
  3.78%, 06/15/15(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
Middlesex (County of); Series 2005, Unlimited
  BAN GO 4.50%, 12/26/06                       SP-1+    MIG-1      10,835        10,857,014
===========================================================================================
                                                                                 12,357,014
===========================================================================================

NEW MEXICO-1.19%

Bernalillo (County of); Series 2006,
  Unlimited Tax TRAN GO 4.50%, 06/29/07           --    MIG-1      34,000        34,186,716
-------------------------------------------------------------------------------------------
New Mexico (State of) Finance Authority
  (University of New Mexico Health Sciences
  Center Project); Series 2004 B, VRD
  Cigarette Tax RB (INS-MBIA Insurance Corp.)
  3.80%, 04/01/19(c)(e)                         A-1+   VMIG-1       4,485         4,485,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NEW MEXICO-(CONTINUED)

New Mexico (State of) Financing Authority
  (Public Project Revolving Fund); Series
  2006 D, Sr. Lien RB (INS-Ambac Assurance
  Corp.)
  4.50%, 06/01/07(c)                             AAA      Aaa     $ 3,755    $    3,773,850
-------------------------------------------------------------------------------------------
New Mexico (State of) Highway Commission;
  Series 2001 A, Sr. Sub. Lien RB 5.00%,
  06/15/07                                       AAA      Aa2       3,750         3,782,894
-------------------------------------------------------------------------------------------
New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(d)(e)                           --   VMIG-1       2,000         2,000,000
===========================================================================================
                                                                                 48,228,460
===========================================================================================

NEW YORK-1.26%

ABN AMRO Munitops Ctfs. Trust (Triborough
  Bridge & Tunnel Authority); Series 2002-31,
  Non-AMT VRD Ctfs. (Acquired 03/24/04; Cost
  16,000,000)
  3.77%, 11/15/10(e)(h)(i)                        --   VMIG-1      16,000        16,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (New York (State of)
  Thruway Authority); Series 2006-0111 A, VRD
  RB (Acquired 05/03/06; Cost $12,000,000)
  3.78%, 01/01/32(e)(h)(i)                      A-1+       --      12,000        12,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (City of)); Series
  2006-1318, Unlimited Tax VRD GO (Acquired
  05/03/06; Cost $1,500,000)
  3.78%, 06/01/13(e)(h)(i)                      A-1+       --       1,500         1,500,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (New York (State of) Thruway
  Authority (Second General Highway & Bridge
  Trust Fund); Series 2006-1413, VRD RB
  (Acquired 07/26/06; Cost $3,495,000)
  3.78%, 04/01/14(e)(h)(i)                      A-1+       --       3,495         3,495,000
-------------------------------------------------------------------------------------------
New York (City of); Series 2005 E-3,
  Unlimited Tax GO (LOC-Bank of America,
  N.A.)
  3.72%, 08/01/34(d)(e)                         A-1+   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
New York (State of); Series 2000 B, VRD
  Unlimited GO (LOC-Dexia Bank)
  3.60%, 03/15/30(d)(g)(j)                      A-1+   VMIG-1      12,000        12,000,000
===========================================================================================
                                                                                 51,195,000
===========================================================================================

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-3.88%

Charlotte (City of); Series 2006 Commercial
  Paper BAN GO 3.32%, 10/05/06                  A-1+       --     $10,200    $   10,200,000
-------------------------------------------------------------------------------------------
  3.63%, 12/18/06                               A-1+       --       7,600         7,600,000
-------------------------------------------------------------------------------------------
  3.53%, 02/01/07                               A-1+       --       3,900         3,900,000
-------------------------------------------------------------------------------------------
  3.56%, 02/01/07                               A-1+       --       8,300         8,300,000
-------------------------------------------------------------------------------------------
  3.59%, 02/01/07                               A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
  3.65%, 02/01/07                               A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
  3.68%, 02/01/07                               A-1+       --       4,700         4,700,000
-------------------------------------------------------------------------------------------
  3.70%, 02/01/07                               A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
Forsyth (County of) Industrial Facilities &
  Pollution Control Financing Authority (YWCA
  Winston); Series 2005, Recreational VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/30(d)(e)                           --   VMIG-1       2,750         2,750,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Barton College); Series
  2004, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 07/01/19(d)(e)                           --   VMIG-1       5,165         5,165,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Canterbury School Project);
  Series 2002, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 08/01/22(d)(e)                           --   VMIG-1       1,440         1,440,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Forsyth Country Day
  School); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 12/01/31(d)(e)                           --   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (Guilford College); Series
  2005 B, Educational Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Capital Facilities
  Finance Agency (Salem Academy & College
  Project); Series 2005, Educational
  Facilities VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 08/01/30(d)(e)                           --   VMIG-1     $ 2,260    $    2,260,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Carolina Meadows Inc. Project);
  Series 2004, Health Care Facilities VRD
  (LOC-Allied Irish Banks PLC)
  3.77%, 12/01/34(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Lexington Memorial Hospital
  Project); Series 1997, VRD RB LOC-Wachovia
  Bank, N.A.)
  3.80%, 04/01/10(b)(d)                           --   VMIG-1       2,170         2,170,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Moses Cone Health System);
  Series 2001 B, VRD RB 3.70%, 10/01/35(e)      A-1+       --      22,200        22,200,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Person Memorial Hospital);
  Series 2005, Health Care Facilities VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       2,500         2,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pooled Equipment Financing
  Project); Series 1985, Hospital VRD ACES
  (INS-MBIA Insurance Corp.)
  3.78%, 12/01/25(c)(e)                          A-1   VMIG-1       8,500         8,500,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Southeastern Regional Medical
  Center); Series 2005, Hospital VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 06/01/37(d)(e)                           --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Westcare Health System); Series
  2002 A, Hospital VRD RB (LOC-Branch Banking
  & Trust Co.)
  3.78%, 09/01/22(d)(e)                           --   VMIG-1       9,360         9,360,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission Retirement Facilities (First
  Mortgage United Methodist); Series 2005 B
  VRD RB (LOC-Branch Banking & Trust Co.)
  3.78%, 10/01/08(d)(e)                           --   VMIG-1     $ 1,300    $    1,300,000
-------------------------------------------------------------------------------------------
  3.78%, 10/01/35(d)(e)                           --   VMIG-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission; Series 2004 C, Health Care
  Facilities Refunding 1st Mortgage VRD RB
  (LOC-SunTrust Bank)
  3.78%, 11/01/27(d)(e)                           --   VMIG-1       4,765         4,765,000
-------------------------------------------------------------------------------------------
Union (County of); Series 2006, Commercial
  Paper BAN 3.54%, 12/27/06                     A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
University of North Carolina at Chapel Hill
  (Board of Governers); Series 2006 B,
  Commercial Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      10,000        10,000,000
-------------------------------------------------------------------------------------------
Wake (County of); Series 2006 Commercial
  Paper BAN 3.58%, 02/05/07                     A-1+      P-1      14,220        14,220,000
-------------------------------------------------------------------------------------------
  3.70%, 04/16/07                               A-1+      P-1       9,750         9,750,000
-------------------------------------------------------------------------------------------
Winston-Salem (City of); Series 2006 C, VRD
  COP 3.73%, 08/01/11(e)                        A-1+   VMIG-1       3,500         3,500,000
===========================================================================================
                                                                                157,380,000
===========================================================================================

OHIO-1.51%

ABN AMRO Munitops Ctfs. Trust (Olentangy
  Local School District); Series 2006-04,
  Multi-State Non-AMT VRD GO Ctfs. (Acquired
  02/16/06; Cost $2,865,000)
  3.78%, 06/01/14(e)(h)(i)                        --   VMIG-1       2,865         2,865,000
-------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
  (Regional Medical Center Project); Series
  2001, Refunding & Improvement VRD RB
  (LOC-National City Bank)
  3.76%, 12/01/21(d)(e)                           --   VMIG-1       9,990         9,990,000
-------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
  Village Project); Series 1994, Health Care
  VRD RB (LOC-National City Bank)
  3.78%, 11/01/13(d)(e)                           --   VMIG-1       2,835         2,835,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Cincinnati & Hamilton (County of) Economic
  Development Port Authority (Kenwood Office
  Association Project); Series 1985, VRD RB
  (LOC-Fifth Third Bank)
  3.94%, 09/01/25(b)(d)                         A-1+       --     $ 1,600    $    1,600,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Carnegie/96th
  Research Building Project); Series 2003,
  VRD RB (LOC-Fifth Third Bank)
  3.80%, 01/01/33(d)(e)                         A-1+   VMIG-1       6,800         6,800,000
-------------------------------------------------------------------------------------------
Cleveland-Cuyahoga (County of) Port Authority
  Economic Development (Euclid/93rd Garage
  Office); Series 2003, VRD RB (LOC-Fifth
  Third Bank)
  3.80%, 01/01/34(d)(e)                         A-1+   VMIG-1       4,815         4,815,000
-------------------------------------------------------------------------------------------
Columbus (City of) Sewer System; Series 1994,
  Refunding VRD RB 3.74%, 06/01/11(e)           A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
Franklin (County of) Health Care Facilities
  (First Community Village); Series 2005,
  Refunding & Improvement VRD RB (LOC-KBC
  Bank N.V.)
  3.77%, 03/01/36(d)(e)(g)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
  (Forum Health Obligation Group); Series
  2002 B, VRD RB (LOC-Fifth Third Bank)
  3.77%, 12/01/27(d)(e)                           --   VMIG-1       6,200         6,200,000
-------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Series 1990, Hospital Improvement VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.77%, 08/01/20(d)(e)                         A-1+       --       1,080         1,080,000
-------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Series 1996, Limited Obligation
  VRD RB (LOC-National City Bank)
  3.77%, 12/01/10(d)(e)                          A-1       --       1,205         1,205,000
-------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Co. (The) Project); Series 1993,
  Refunding VRD RB (LOC-Wachovia Bank, N.A.)
  3.80%, 05/01/07(d)(e)                         A-1+      P-1       2,600         2,600,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

University of Toledo; Series 2002, General
  Receipts VRD RB (INS-Financial Guaranty
  Insurance Co.)
  3.85%, 06/01/32(b)(c)                         A-1+   VMIG-1     $15,000    $   15,000,000
===========================================================================================
                                                                                 61,090,000
===========================================================================================

OKLAHOMA-1.39%

Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(e)(n)                         A-1+       --      13,844        13,844,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Capitol Dome Project); Series
  2001, VRD RB (LOC-Bank of America, N.A.)
  3.84%, 06/01/11(d)(e)                         A-1+       --       2,320         2,320,000
-------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resources Board;
  Series 1995 State Loan Program VRD RB
  3.60%, 09/01/24(m)                            A-1+       --       4,295         4,295,000
-------------------------------------------------------------------------------------------
  Series 1997 State Loan Project VRD RB
  3.60%, 09/01/26(m)                            A-1+       --       5,650         5,650,000
-------------------------------------------------------------------------------------------
  Series 2001 State Loan Program VRD RB
  3.50%, 10/01/34(m)                            A-1+       --       4,560         4,560,000
-------------------------------------------------------------------------------------------
  Series 2003 A State Loan Program VRD RB
  3.50%, 10/01/36(m)                            A-1+       --       3,350         3,350,000
-------------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (YMCA of
  Greater Tulsa Project); Series 1999, VRD RB
  (LOC-Wells Fargo Bank, N.A.)
  3.74%, 05/01/19(d)(e)(l)                        --       --       1,040         1,040,000
-------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(m)                         A-1+       --      18,000        18,000,000
-------------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(c)                             AAA       --       3,050         3,065,402
===========================================================================================
                                                                                 56,124,402
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


OREGON-0.23%

JPMorgan PUTTERs (Portland (City of)); Series
  2004-614, Sewer System VRD RB (Acquired
  12/02/04; Cost $1,595,000)
  3.78%, 10/01/12(e)(h)(i)                        --   VMIG-1     $ 1,595    $    1,595,000
-------------------------------------------------------------------------------------------
Portland (City of) (South Park Block
  Project); Series 1988, Multi-Family Housing
  VRD RB (LOC-Harris N.A.)
  3.80%, 12/01/11(d)(e)                         A-1+       --       7,850         7,850,000
===========================================================================================
                                                                                  9,445,000
===========================================================================================

PENNSYLVANIA-3.96%

ABN AMRO Munitops Ctfs. Trust (Pennsylvania
  (State of) Public School Building
  Authority); Series 2001-30 Non-AMT VRD
  Ctfs. (Acquired 10/31/02; Cost $5,000,000)
  3.78%, 09/01/09(e)(h)(i)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
  Series 2003-24 Non-AMT VRD Ctfs. (Acquired
  03/08/04; Cost $16,500,000) 3.78%,
  06/01/11(e)(h)(i)                               --   VMIG-1      16,500        16,500,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Reading (City
  of) School District); Series 2003-20, Non-
  AMT VRD Ctfs. (Acquired 03/02/05; Cost
  $4,225,000)
  3.78%, 07/15/11(e)(h)(i)(l)                     --       --       4,225         4,225,000
-------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center);
  Series 1990 A VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,100         1,100,000
-------------------------------------------------------------------------------------------
  Series 1990 B VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
  Series 1990 D VRD RB (INS-MBIA Insurance
  Corp.)
  3.80%, 03/01/20(c)(e)                         A-1+   VMIG-1       1,425         1,425,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Hospital Development
  Authority (Presbyterian University
  Hospital); Series 1988 B-2 Hospital
  Development VRD ACES (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1     $ 1,115    $    1,115,000
-------------------------------------------------------------------------------------------
  Series 1988 B-3 Hospital Development VRD
  ACES (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 03/01/18(d)(e)                           --   VMIG-1       3,465         3,465,000
-------------------------------------------------------------------------------------------
Butler (County of) General Authority (Mars
  Area School District Refunding Project);
  Series 2006, VRD RB (INS-Financial Security
  Assurance Inc.)
  3.75%, 09/01/19(c)(e)                          AAA      Aaa       6,200         6,200,000
-------------------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services); Series 2005,
  Refunding VRD RB (LOC-KBC Bank N.V.)
  3.77%, 01/01/38(d)(e)(g)                      A-1+       --      16,000        16,000,000
-------------------------------------------------------------------------------------------
Delaware (County of) Authority (White Horse
  Village Project); Series 2006 B VRD RB
  (LOC-Citizens Bank of Pennsylvania)
  3.86%, 07/01/30(b)(d)                           --   VMIG-1       1,215         1,215,000
-------------------------------------------------------------------------------------------
  3.86%, 07/01/36(b)(d)                           --   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority Local
  Government); Series 2004-0026 Class A, VRD
  RB (Acquired 08/01/06; Cost $5,490,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       5,490         5,490,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
  Regional Financial Authority); Series
  2001-3801 Class A, VRD COP (Acquired
  06/04/01; Cost $8,900,000)
  3.79%, 08/01/28(e)(h)(i)                      A-1+       --       8,900         8,900,000
-------------------------------------------------------------------------------------------
Emmaus (City of) General Authority; Series
  2000 A, Pennsylvania Loan Program VRD RB
  (INS-Financial Security Assurance Inc.)
  3.76%, 03/01/30(c)(e)                         A-1+       --       9,150         9,150,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(e)                         A-1+       --     $ 3,000    $    3,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Pittsburgh (City of));
  Series 2006-1367T, Unlimited Tax VRD GO
  (Acquired 06/07/06; Cost $6,195,000)
  3.78%, 03/01/14(e)(h)(i)                        --   VMIG-1       6,195         6,195,000
-------------------------------------------------------------------------------------------
Lackawanna (County of); Series 2004 B,
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.)
  3.78%, 10/15/29(c)(e)                         A-1+       --      13,135        13,135,000
-------------------------------------------------------------------------------------------
Luzerne (County of) Industrial Development
  Authority (Methodist Homes); Series 2003,
  VRD IDR (LOC-Bank of New York)
  3.80%, 02/01/29(d)(e)                         A-1+       --       3,100         3,100,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Hospital Enhancement
  Loan Program); Series 2006 A3, Treasury
  Department Hospital VRD RB (LOC-National
  City Bank of Pennsylvania)
  3.76%, 06/01/21(d)(e)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Washington &
  Jefferson Development); Series 2005 A, VRD
  RB (LOC-UniCredito Italiano S.p.A.)
  3.77%, 11/01/36(d)(e)(g)                        --   VMIG-1       3,000         3,000,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Gas Works; Series 2004
  A-2, Fifth VRD RB (LOC-Bank of Nova Scotia,
  JPMorgan Chase Bank, N.A.)
  3.80%, 09/01/34(d)(e)(g)                      A-1+   VMIG-1       9,500         9,500,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Temple
  University); Series 2005 A, Hospital VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 07/01/27(d)(e)                         A-1+   VMIG-1       9,300         9,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Pennsylvania School for the
  Deaf); Series 2002, VRD IDR (LOC-Citizens
  Bank of Pennsylvania)
  3.79%, 11/01/32(d)(e)                           --   VMIG-1     $ 2,895    $    2,895,000
-------------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 2006 A, School Unlimited Tax TRAN GO
  (LOC-Bank of America, N.A.)
  4.50%, 06/29/07(d)                           SP-1+    MIG-1       9,000         9,046,156
-------------------------------------------------------------------------------------------
Pottstown (Borough of) Authority (The Hill
  School Project); Series 2002, Educational
  Facilities VRD RB (LOC-Allied Irish Banks
  PLC)
  3.78%, 08/01/32(d)(e)(g)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard
  Estate Project); Series 1999, Refunding RB
  (LOC-JPMorgan Chase Bank, N.A.) (Acquired
  08/29/06; Cost $1,920,000)
  3.78%, 06/01/27(d)(e)(h)                      A-1+       --       1,920         1,920,000
===========================================================================================
                                                                                160,626,156
===========================================================================================

RHODE ISLAND-0.07%

Rhode Island (State of) Health & Educational
  Building Corp. (Paul Cuffee School); Series
  2002, Educational Institution VRD RB
  (LOC-Citizens Bank of Rhode Island)
  3.76%, 08/01/32(d)(e)                         A-1+       --       2,845         2,845,000
===========================================================================================

SOUTH CAROLINA-2.70%

Charleston (County of) School District
  Development Corp.; Series 2006, Unlimited
  GO Notes
  4.00%, 03/01/07                                 AA      Aa1      20,325        20,366,376
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (South Carolina (State
  of) Public Service Authority); Series
  2000-4001 A VRD COP (Acquired 09/08/00;
  Cost $10,100,000) 3.79%, 01/01/22(e)(h)(i)    A-1+       --      10,100        10,100,000
-------------------------------------------------------------------------------------------
  Series 2004-0017 Class A VRD RB (Acquired
  08/01/06; Cost $5,000,000)
  3.79%, 01/01/39(e)(h)(i)                      A-1+       --       5,000         5,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

SOUTH CAROLINA-(CONTINUED)

Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (South Carolina (State of) Transportation
  Infrastructure Bank); Series 2002-728,
  Floating Rate Trust Ctfs. VRD RB (Acquired
  11/13/02; Cost $7,185,000)
  3.78%, 10/01/22(e)(h)(i)                        --   VMIG-1     $ 7,185    $    7,185,000
-------------------------------------------------------------------------------------------
Piedmont Municipal Power Agency; Series 2004
  B-1 Refunding VRD RB (INS-MBIA Insurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       8,360         8,360,000
-------------------------------------------------------------------------------------------
  Series 2004 B-3
  Refunding VRD RB (INS-Ambac Assurance
  Corp.)
  3.73%, 01/01/34(c)(e)                         A-1+   VMIG-1       2,210         2,210,000
-------------------------------------------------------------------------------------------
  Series 2004 B-6 Refunding VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 01/01/31(c)(e)                         A-1+   VMIG-1      25,255        25,255,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Morris College Project);
  Series 1997, VRD RB (LOC-Bank of America,
  N.A.) (Acquired 07/30/02; Cost $1,900,000)
  3.79%, 07/01/17(d)(e)(h)                      A-1+       --       1,900         1,900,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Educational
  Facilities Authority for Non-Profit
  Institutions (Newberry College Project);
  Series 2005, VRD RB (LOC-Branch Banking &
  Trust Co.)
  3.78%, 09/01/35(d)(e)                           --   VMIG-1       1,250         1,250,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Series 2002, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 09/01/32(d)(e)(l)                        --       --       3,800         3,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); Series 1998, VRD
  RB (LOC-Bank of America, N.A.) (Acquired
  07/23/02; Cost $2,620,000)
  3.79%, 09/01/18(d)(e)(h)                      A-1+       --       2,620         2,620,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Goodwill Industrials
  Upper South Carolina); Series 2006, VRD RB
  (LOC-Branch Banking & Trust Co.)
  3.78%, 09/01/28(d)(e)                           --   VMIG-1     $ 2,200    $    2,200,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (MUFC Central Energy
  Plant); Series 2004, VRD RB (LOC-Bank of
  America, N.A.)
  3.74%, 08/15/32(d)(e)(l)                        --       --      14,800        14,800,000
-------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Series 2003 A, VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.80%, 04/01/20(d)(e)                         A-1+       --       4,360         4,360,000
===========================================================================================
                                                                                109,406,376
===========================================================================================

SOUTH DAKOTA-0.33%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2003, Hospital VRD RB
  (INS-MBIA Insurance Corp.)
  3.85%, 09/01/27(b)(c)                           --   VMIG-1      13,200        13,200,000
===========================================================================================

TENNESSEE-2.82%

Blount (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 2001 A-2-E VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/35(b)(c)                           --   VMIG-1       8,000         8,000,000
-------------------------------------------------------------------------------------------
  Series 2005 A-7-B
  VRD RB (INS-Ambac Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       3,045         3,045,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-A VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       3,175         3,175,000
-------------------------------------------------------------------------------------------
  Series 2005 D-5-F VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/36(b)(c)                           --   VMIG-1       1,125         1,125,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Dayton (City of) Industrial Development Board
  (Bryan College Dorm Project); Series 2001,
  VRD IDR (LOC-Regions Bank)
  3.76%, 07/01/36(d)(e)                           --   VMIG-1     $ 7,000    $    7,000,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Chattanooga (City
  of)); Series 2000-4202 A, VRD COP (Acquired
  10/10/00; Cost $14,040,000)
  3.79%, 10/01/27(e)(h)(i)                      A-1+       --      14,040        14,040,000
-------------------------------------------------------------------------------------------
Greeneville (City of) Industrial Development
  Board (Pet Inc. Project); Series 1993, VRD
  Refunding IDR (LOC-BNP Paribas)
  3.78%, 05/01/13(d)(e)(g)                        --      Aa2       1,510         1,510,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Memphis (City of)); Series
  2006 1350, Electrical System VRD RB
  (Acquired 05/24/06; Cost $4,800,000)
  3.78%, 12/01/11(e)(h)(i)                      A-1+       --       4,800         4,800,000
-------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
  Davidson (County of) Health & Educational
  Facilities Bond (Adventist Health Systems);
  Series 1997 A, VRD RB (LOC-SunTrust Bank)
  3.75%, 11/15/27(d)(e)                         A-1+   VMIG-1       2,600         2,600,000
-------------------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pooled
  Financing); Series 2002, VRD RB (LOC-Bank
  of America, N.A.)
  3.85%, 04/01/32(b)(d)                           --   VMIG-1       7,100         7,100,000
-------------------------------------------------------------------------------------------
Morristown (City of) Health Educational &
  Housing Facilities Board (All Saints
  Episcopal School); Series 2001, VRD RB
  (LOC-SunTrust Bank)
  3.80%, 08/01/16(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Oak Ridge (City of) Industrial Development
  Board (Oak Ridge Associated Universities,
  Inc.); Series 2002, VRD RB (LOC-Allied
  Irish Banks PLC)
  3.77%, 09/01/32(d)(e)(g)                        --   VMIG-1       4,200         4,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(c)(e)(n)                        --   VMIG-1     $   500    $      500,000
-------------------------------------------------------------------------------------------
  Series 1996 F-2 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/11(c)(e)                           --   VMIG-1       3,715         3,715,000
-------------------------------------------------------------------------------------------
  Series 1996 G-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/16(c)(e)                           --   VMIG-1       4,480         4,480,000
-------------------------------------------------------------------------------------------
  Series 1997 A-1 VRD RB (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/22(c)(e)                           --   VMIG-1       5,900         5,900,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/10(c)(e)                           --   VMIG-1       1,085         1,085,000
-------------------------------------------------------------------------------------------
  Series 1997 II E-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1       1,170         1,170,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         880           880,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-2 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/17(c)(e)                           --   VMIG-1         995           995,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-4 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/09(c)(e)                           --   VMIG-1         315           315,000
-------------------------------------------------------------------------------------------
  Series 1997 II F-5 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/27(c)(e)                           --   VMIG-1       2,155         2,155,000
-------------------------------------------------------------------------------------------
  Series 1999 II A-1 VRD RB (INS-Ambac
  Assurance Corp.)
  3.76%, 06/01/24(c)(e)                           --   VMIG-1       6,300         6,300,000
-------------------------------------------------------------------------------------------
  Series 2004 IV-C-3 VRD RB (INS-Ambac
  Assurance Corp.)
  3.80%, 06/01/31(b)(c)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
  Series 2005 V1-G-1 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/25(b)(c)                           --   VMIG-1       6,400         6,400,000
-------------------------------------------------------------------------------------------
  Series 2005 VI-F-4 VRD RB (INS-XL Capital
  Assurance Inc.)
  3.80%, 06/01/24(b)(c)                           --   VMIG-1       2,000         2,000,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis College
  Art Project); Series 2003, VRD RB
  (LOC-Regions Bank)
  3.77%, 08/01/23(d)(e)                           --   VMIG-1     $ 3,885    $    3,885,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Memphis
  University School Project); Series 2006,
  VRD RB (LOC-SunTrust Bank)
  3.76%, 07/01/26(d)(e)                           --   VMIG-1       4,590         4,590,000
-------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Southern College
  of Optometry Project); Series 2001, VRD RB
  (LOC-Allied Irish Banks PLC)
  3.77%, 06/01/26(d)(e)(g)                        --   VMIG-1       4,900         4,900,000
-------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Series 2003,
  Educational Facilities VRD RB (LOC-SunTrust
  Bank)
  3.85%, 04/01/23(d)(e)                           --   VMIG-1       2,300         2,300,000
===========================================================================================
                                                                                114,140,000
===========================================================================================

TEXAS-14.24%

ABN AMRO Munitops Ctfs. Trust (Duncanville
  (City of) Independent School District);
  Series 2006-22, Unlimited Asset 14 Non-AMT
  VRD GO (Acquired 05/22/06; Cost
  $10,000,000)
  3.79%, 02/15/14(e)(h)(i)(l)                     --       --      10,000        10,000,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Edinburg (City
  of) Independent School District); Series
  2005-47, Unlimited Single Non-AMT VRD GO
  (Acquired 04/27/06; Cost $5,470,000)
  3.79%, 02/15/13(e)(h)(i)(l)                     --       --       5,470         5,470,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Leander (City
  of) Independent School District); Series
  2002-16, Unlimited Multi-State Non-AMT VRD
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  3.79%, 08/15/10(e)(h)(i)                        --   VMIG-1       5,395         5,395,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (North East
  Independent School District); Series
  2000-13, Multi-State Non-AMT VRD RB
  (Acquired 11/17/05; Cost $8,500,000)
  3.77%, 02/06/08(e)(h)(i)                        --   VMIG-1     $ 8,500    $    8,500,000
-------------------------------------------------------------------------------------------
Aldine (City of) Independent School District;
  Series 2003, Unlimited Tax School Building
  VRD GO (CEP-Texas Permanent School Fund)
  3.72%, 06/15/28(k)                            A-1+   VMIG-1       3,650         3,650,000
-------------------------------------------------------------------------------------------
Arlington (City of) (Dallas Cowboys); Series
  2005 B, Special Obligation VRD RB (INS-MBIA
  Insurance Corp.)
  3.80%, 08/15/35(c)(e)                         A-1+   VMIG-1      15,465        15,465,000
-------------------------------------------------------------------------------------------
Austin (City of) Utility Systems; Series
  1998, Refunding Combined RB (INS-Ambac
  Assurance Corp.)
  6.50%, 11/15/06(c)                             AAA      Aaa       6,000         6,020,952
-------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(d)(e)                           --   VMIG-1         735           735,000
-------------------------------------------------------------------------------------------
Bowie (County of) Industrial Development
  Corp. (Texarkana Newspapers Inc.); Series
  1985, VRD IDR (LOC-Bank of New York)
  3.86%, 11/01/25(b)(d)                         A-1+       --       2,800         2,800,000
-------------------------------------------------------------------------------------------
Brownsville (City of) Utility System; Series
  2003 A, Refunding Sub Lien VRD RB (INS-MBIA
  Insurance Corp.)
  3.73%, 09/01/27(c)(e)                         A-1+   VMIG-1      12,855        12,855,000
-------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
  Package (University Parking System
  Project); Series 2004 A, Refunding VRD RB
  (LOC-BNP Paribas)
  3.83%, 05/01/35(d)(e)(g)                        --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Cypress-Fairbanks (City of) Independent
  School District; Series 2006, Unlimited Tax
  TAN GO 4.50%, 06/14/07                       SP-1+   VMIG-1      17,500        17,580,143
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Denton (County of) Upper Trinity Regulation
  Water District; Series 2006 A Commercial
  Paper RB (LOC-Bank of America, N.A.)
  3.60%, 11/16/06(d)                            A-1+      P-1     $ 2,500    $    2,500,000
-------------------------------------------------------------------------------------------
  3.65%, 11/16/06(d)                            A-1+      P-1       1,000         1,000,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       2,250         2,250,000
-------------------------------------------------------------------------------------------
  3.68%, 11/16/06(d)                            A-1+      P-1       3,750         3,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Dallas (City of)
  Waterworks & Sewer System); Series
  2006-0109 A, VRD RB (Acquired 05/10/06;
  Cost $22,295,000)
  3.79%, 10/01/35(e)(h)(i)                      A-1+       --      22,295        22,295,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Harris (County of)
  Toll Road); Series 2002-6012 A, VRD COP
  (Acquired 11/20/02; Cost $1,580,000)
  3.79%, 08/15/30(e)(h)(i)                      A-1+       --       1,580         1,580,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Airport); Series 2000-4307, VRD COP
  (Acquired 11/15/00; Cost $15,750,000)
  3.79%, 07/01/28(e)(h)(i)                      A-1+       --      15,750        15,750,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Houston (City of)
  Water & Sewer); Series 1997-4305 A VRD COP
  (Acquired 04/27/99; Cost $14,005,000)
  3.79%, 12/01/27(e)(h)(i)                      A-1+       --      14,005        14,005,000
-------------------------------------------------------------------------------------------
  Series 2002-6019 A VRD COP (Acquired
  11/13/02; Cost $8,910,000)
  3.79%, 12/01/30(e)(h)(i)                      A-1+       --       8,910         8,910,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (University of Texas
  Board of Regents); Series 2006-0108 A, VRD
  RB (Acquired 05/10/06; Cost $18,810,000)
  3.79%, 08/15/37(e)(h)(i)                      A-1+       --      18,810        18,810,000
-------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 07/19/06; Cost $1,300,000)
  3.83%, 12/01/14(d)(e)(h)                        --      Aaa       1,300         1,300,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Series 1993,
  Refunding Multi-Family Housing VRD RB
  (CEP-General Electric Corp.)
  3.80%, 06/01/10(e)                            A-1+       --     $ 2,700    $    2,700,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal);
  Series 2005 A, Refunding Hospital RB
  (INS-Financial Guaranty Insurance Co.)
  3.80%, 02/15/32(c)(e)                         A-1+   VMIG-1      12,820        12,820,000
-------------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Medical Center
  Project); Series 2001, Special Facilities
  VRD RB (INS-MBIA Insurance Corp.)
  3.89%, 09/01/31(b)(c)                         A-1+   VMIG-1      10,200        10,200,000
-------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Series
  2006 A, Sub. Lien Commercial Paper
  (LOC-Bank of America, N.A.)
  3.65%, 01/16/07(d)                            A-1+       --      13,651        13,651,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project); Series 1985, VRD PCR
  3.68%, 11/01/19(g)(m)                         A-1+      P-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corp. (AMOCO Project-Standard Oil Co.);
  Series 1983, VRD PCR 3.65%, 03/01/14(g)(m)    A-1+       --      15,000        15,007,267
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Houston Baptist University); Series
  2000, Higher Education Refunding VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/20(d)(e)(l)                        --       --       3,500         3,500,000
-------------------------------------------------------------------------------------------
Houston (City of) Higher Education Finance
  Corp. (Tierwester Oaks); Series 2003 A,
  Housing VRD RB (LOC-Bank of New York)
  3.65%, 03/01/33(d)(f)                           --   VMIG-1      11,005        11,005,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of); Series 2006 TRAN
  4.50%, 06/29/07(l)                              --       --     $10,000    $   10,058,601
-------------------------------------------------------------------------------------------
  Series 2006 B Commercial Paper Notes GO
  3.53%, 12/28/06                               A-1+      P-1       4,500         4,500,000
-------------------------------------------------------------------------------------------
  Series 2006 D Commercial Paper Notes GO
  3.53%, 10/10/06                               A-1+      P-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Alamo Heights (City of)
  Independent School District); Series
  2005-980, Unlimited VRD GO (Acquired
  08/28/06; Cost $6,430,000)
  3.78%, 02/01/12(e)(h)(i)                        --   VMIG-1       6,430         6,430,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Austin (City of) Water &
  Wastewater Systems); Series 2006-1319, VRD
  RB (Acquired 05/03/06; Cost $3,025,000)
  3.78%, 11/15/13(e)(h)(i)                      A-1+       --       3,025         3,025,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Bexar (County of)); Series
  2004-530, Limited Tax VRD GO (Acquired
  10/28/04; Cost $4,610,000)
  3.78%, 06/15/12(e)(h)(i)                        --   VMIG-1       4,610         4,610,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Brownsville (City Of));
  Series 2005-1038, Unlimited VRD GO
  (Acquired 07/21/06; Cost $6,700,000)
  3.78%, 02/15/13(e)(h)(i)                       A-1       --       6,700         6,700,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Nueces River Authority
  Water Supply); Series 2006-1412, VRD RB
  (Acquired 07/19/06; Cost $1,950,000)
  3.78%, 07/15/13(e)(h)(i)                      A-1+       --       1,950         1,950,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Texas Tech University
  System); Series 2006-1373, VRD RB (Acquired
  07/21/06; Cost $5,195,000)
  3.78%, 02/15/14(e)(h)(i)                      A-1+       --       5,195         5,195,000
-------------------------------------------------------------------------------------------
Kendleton (City of) Higher Education Finance
  Corp. (Dallas Theological Project); Series
  2003 A, VRD Limited Tax Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 07/01/33(d)(e)                         A-1+       --       2,400         2,400,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/07(c)                             AAA      Aaa     $ 4,000    $    4,060,493
-------------------------------------------------------------------------------------------
Lufkin (City of) Health Facilities
  Development Corp. (Memorial Health System
  of East Texas); Series 2005, Refunding VRD
  RB (LOC-Wachovia Bank, N.A.)
  3.85%, 02/15/35(b)(d)                         A-1+       --      16,875        16,875,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Brazosport (City of)
  Independent School District); Series 2003
  PT-1690, Refunding VRD Unlimited Tax GO
  (Acquired 02/20/03; Cost $4,838,000)
  3.78%, 08/15/10(e)(h)(i)                        --   VMIG-1       4,838         4,838,000
-------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Lamar Consolidated
  Independent School District); Series 2005
  PT-2860, VRD Unlimited Tax GO (Acquired
  09/09/05; Cost $9,725,000)
  3.78%, 02/15/25(e)(h)(i)                       A-1       --       9,725         9,725,000
-------------------------------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp.; Series 2000 C,
  Retirement Facility VRD RB (LOC-LaSalle
  Bank N.A.)
  3.77%, 02/15/30(d)(e)                          A-1       --       7,435         7,435,000
-------------------------------------------------------------------------------------------
Metropolitan Higher Education Authority
  (University of Dallas Project); Series
  1999, Higher Education VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.79%, 05/01/19(d)(e)(l)                        --       --       5,870         5,870,000
-------------------------------------------------------------------------------------------
Nueces (County of) Health Facilities
  Development Corp. (Driscoll Children's
  Foundation); Series 1985, Floating Rate RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.78%, 07/01/15(d)(e)                           --   VMIG-1       1,200         1,200,000
-------------------------------------------------------------------------------------------
Polly Ryon Hospital Authority (Polly Ryon
  Memorial Hospital); Series 2001, Hospital
  VRD RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 11/01/26(d)(e)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Series 1996, Refunding VRD PCR
  (INS-Ambac Assurance Corp.)
  3.80%, 07/01/16(c)(e)                         A-1+   VMIG-1     $ 3,350    $    3,350,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas; Series
  2006 A, Commercial Paper
  3.55%, 10/16/06                               A-1+      P-1       7,000         7,000,000
-------------------------------------------------------------------------------------------
San Antonio (City of) Water Authority; Series
  2003 A, Refunding Sub RB (INS-MBIA
  Insurance Corp.)
  3.74%, 05/15/33(c)(e)                         A-1+   VMIG-1       3,025         3,025,000
-------------------------------------------------------------------------------------------
San Gabriel Health Facilities Development
  Corp. (YMCA of Greater Williamson County
  Project); Series 2005, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.85%, 04/01/26(d)(e)                           --   VMIG-1       2,200         2,200,000
-------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(d)(e)(n)                      A-1+       --       7,519         7,519,000
-------------------------------------------------------------------------------------------
Texas (State of) Public Financing Authority;
  Series 1996 B Refunding Unlimited GO 5.75%,
  10/01/06(o)(p)                                 AAA      NRR      10,440        10,440,000
-------------------------------------------------------------------------------------------
  Series 2002 A Commercial Paper Notes GO
  3.50%, 11/16/06                               A-1+      P-1      10,500        10,500,000
-------------------------------------------------------------------------------------------
Texas (State of); Series 2006, TRAN
  4.50%, 08/31/07                              SP-1+    MIG-1      95,000        95,806,537
-------------------------------------------------------------------------------------------
Texas A&M University Board of Regents
  (Revenue Financing System); Series 2006,
  Commercial Paper Notes
  3.53%, 10/12/06                               A-1+      P-1       7,600         7,600,000
-------------------------------------------------------------------------------------------
University of Texas Board of Regents (Revenue
  Financing System); Series 2006 Commercial
  Paper Notes
  3.55%, 10/19/06                               A-1+      P-1      14,000        14,000,000
-------------------------------------------------------------------------------------------
  3.50%, 11/02/06                               A-1+      P-1      15,378        15,378,000
-------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris (County of) Toll
  Road); Series 2003-B16, VRD RB (Acquired
  02/19/03; Cost $16,005,000)
  3.78%, 08/15/25(e)(h)(i)                        --   VMIG-1      16,005        16,005,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Wachovia MERLOTs (University of Texas);
  Series 2003-B14, Refunding VRD RB (Acquired
  01/29/03; Cost $7,975,000)
  3.78%, 08/15/22(e)(h)(i)                        --   VMIG-1     $ 7,975    $    7,975,000
===========================================================================================
                                                                                576,914,993
===========================================================================================

UTAH-0.75%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1       5,000         5,009,318
-------------------------------------------------------------------------------------------
Duchesne (County of) School District (Utah
  Municipal Building Authority); Series 2005,
  Lease VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 06/01/21(d)(e)                         A-1+       --         900           900,000
-------------------------------------------------------------------------------------------
Intermountain Power Agency; Series 1985 E
  Power Supply VRD RB (INS-Ambac Assurance
  Corp.)
  3.60%, 07/01/18(c)(m)                          A-1   VMIG-1       4,260         4,260,000
-------------------------------------------------------------------------------------------
  Refunding Sub. VRD RB (INS-Ambac Assurance
    Corp.)
    3.53%, 07/01/14(c)(m)                        A-1   VMIG-1      15,000        15,000,000
-------------------------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
  (Crossroads Apartments Project); Series
  2003, Refunding Multi-Family VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 02/15/31(e)                            A-1+       --       4,435         4,435,000
-------------------------------------------------------------------------------------------
Sanpete (County of) School Facility (Wasatch
  Academy); Series 2003, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.79%, 08/01/28(d)(e)                         A-1+       --         800           800,000
===========================================================================================
                                                                                 30,404,318
===========================================================================================

VERMONT-0.25%

Vermont (State of) Industrial Development
  Authority (Central Vermont Public Service
  Corp.); Series 1984, Hydroelectric VRD IDR
  (LOC-Citizens Bank of Massachusetts)
  3.55%, 12/01/13(d)(f)                         A-1+       --       2,900         2,900,000
-------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Series 1985, Student Loan VRD RB (LOC-State
  Street Bank & Trust Co.)
  3.66%, 01/01/08(d)(f)                           --   VMIG-1       7,205         7,205,000
===========================================================================================
                                                                                 10,105,000
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


VIRGINIA-0.31%

Arlington (County of) (Ballston Public
  Parking); Series 1984, VRD RB (LOC-Bank of
  America, N.A.)
  3.80%, 08/01/17(d)(e)                         A-1+       --     $ 1,950    $    1,950,000
-------------------------------------------------------------------------------------------
Rockingham (County of) Industrial Development
  Authority (Sunnyside Presbyterian Home);
  Series 2003, Residential Care Facility VRD
  RB (LOC-Branch Banking & Trust Co.)
  3.78%, 12/01/33(d)(e)                         A-1+       --         750           750,000
-------------------------------------------------------------------------------------------
Virginia College Building Authority
  Educational Facilities (21st Century
  College & Equipment); Series 2005 A, RB
  5.00%, 02/01/07                                AAA      Aa1       6,105         6,131,049
-------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Westminster-Cantenbury); Series
  2005 B Residential Care Facility VRD IDR
  (LOC-Branch Banking & Trust Co.)
  3.78%, 01/01/10(d)(e)                           --   VMIG-1         695           695,000
-------------------------------------------------------------------------------------------
  3.78%, 01/01/35(d)(e)                           --   VMIG-1       3,000         3,000,000
===========================================================================================
                                                                                 12,526,049
===========================================================================================

WASHINGTON-3.90%

ABN AMRO Munitops Ctfs. Trust (Pierce & Lewis
  (County of), #404 Eatonville); Series
  2006-42, Unlimited Non-AMT VRD GO (Acquired
  06/22/06; Cost $8,745,000)
  3.79%, 12/01/14(e)(h)(i)(l)                     --       --       8,745         8,745,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of) Municipal Light & Power); Series
  2002-12, Multi-State Non-AMT VRD Ctfs.
  (Acquired 05/25/04; Cost $9,755,000)
  3.79%, 03/01/09(e)(h)(i)                        --   VMIG-1       9,755         9,755,000
-------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (Seattle (City
  of)); Series 2003-7, Multi-State Non-AMT
  VRD GO Ctfs. (Acquired 05/13/03; Cost
  $10,685,000)
  3.79%, 07/01/10(e)(h)(i)(l)(n)                  --       --      10,685        10,685,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust (Skagit (County
  of) Public Hospital District No. 1); Series
  2004-37, Multi-State Non-AMT VRD Ctfs.
  (Acquired 04/08/05; Cost $8,235,000)
  3.79%, 12/01/12(e)(h)(i)                        --   VMIG-1     $ 8,235    $    8,235,000
-------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
  Conference Center); Series 2003, VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 12/01/28(d)(e)(l)                        --       --       2,565         2,565,000
-------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Washington (State
  of)); Series 1998-4701 A, VRD COP (Acquired
  07/20/00; Cost $14,400,000)
  3.79%, 05/01/18(e)(h)(i)                      A-1+       --      14,400        14,400,000
-------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series 2006 A, Commercial Paper Notes
  (LOC-Bank of America, N.A.)
  3.52%, 10/02/06(d)                            A-1+       --      11,800        11,800,000
-------------------------------------------------------------------------------------------
Everett (City of); Series 2001, Limited Tax
  VRD GO (LOC-Bank of America, N.A.)
  3.79%, 12/01/21(d)(e)(l)                        --       --       2,600         2,600,000
-------------------------------------------------------------------------------------------
JPMorgan PUTTERs (Washington (State of));
  Series 2004-593 Unlimited Tax VRD GO
  (Acquired 05/24/06; Cost $4,395,000)
  3.78%, 01/01/13(e)(h)(i)                      A-1+       --       4,395         4,395,000
-------------------------------------------------------------------------------------------
  Series 2006-1346 Unlimited Tax VRD GO
  (Acquired 11/18/04; Cost $1,500,000)
  3.78%, 07/01/12(e)(h)(i)                        --   VMIG-1       1,500         1,500,000
-------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
  (Puget Sound Blood Center Project); Series
  1998, VRD RB (LOC-U.S. Bank, N.A.)
  3.80%, 04/01/23(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
King (County of) Housing Authority
  (Summerfield Apartments Project); Series
  2005, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 09/01/35(d)(e)                           --   VMIG-1       1,925         1,925,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Lake Tapps Parkway Properties; Series 1999 A
  Special Revenue VRD RB (LOC-U.S. Bank,
  N.A.)
  3.79%, 12/01/19(d)(e)(n)                        --   VMIG-1     $ 6,000    $    6,000,000
-------------------------------------------------------------------------------------------
  Series 1999 B Special Revenue VRD RB
  (LOC-U.S. Bank, N.A.)
  3.79%, 12/01/19(d)(e)                           --   VMIG-1       1,900         1,900,000
-------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (Seattle (Port of)); Series 2002-739D, VRD
  RB (Acquired 07/21/04; Cost $5,000,000)
  3.78%, 09/01/20(e)(h)(i)                       A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Series 1997,
  Special Revenue VRD RB (LOC-Bank of
  America, N.A.)
  3.75%, 01/01/27(d)(e)                         A-1+   VMIG-1      12,705        12,705,000
-------------------------------------------------------------------------------------------
Reset Option Ctfs. Trust II-R (Seattle (Port
  of) Passenger Facilities Charge); Series
  2006-638, VRD RB (Acquired 09/27/06; Cost
  $10,640,000)
  3.78%, 12/01/23(e)(h)(i)                        --   VMIG-1      10,640        10,640,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Series 1994 B, Low Income
  Housing Assistance VRD RB (LOC-U.S. Bank,
  N.A.)
  3.80%, 05/01/19(d)(e)                         A-1+       --       2,500         2,500,000
-------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Series 1995,
  Refunding VRD RB (LOC-U.S. Bank, N.A.)
  3.77%, 12/01/15(d)(e)                         A-1+       --       2,115         2,115,000
-------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(e)(n)                         A-1+   VMIG-1       2,968         2,968,000
-------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Series 2003,
  Refunding Housing VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 12/01/34(d)(e)(l)                        --       --       6,200         6,200,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Series 2000 E, Economic
  Development VRD RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/25(d)(e)                         A-1+       --     $ 2,445    $    2,445,000
-------------------------------------------------------------------------------------------
Washington (State of) Higher Education
  Facilities Authority (Cornish College Arts
  Project); Series 2003 A, VRD RB (LOC-Bank
  of America, N.A.)
  3.80%, 12/01/33(d)(e)                           --   VMIG-1       5,000         5,000,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Nikkei Concerns Project);
  Series 1994, Non-Profit Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.78%, 10/01/19(d)(e)                         A-1+       --       3,915         3,915,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Riverview Retirement Project);
  Series 1997, Elderly Housing VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 07/01/22(d)(e)                         A-1+       --       1,665         1,665,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Tacoma Art Museum Project);
  Series 2002, Non-Profit Housing VRD RB
  (LOC-Northern Trust Co.)
  3.90%, 06/01/32(b)(d)                           --   VMIG-1       4,075         4,075,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (University Preparatory Academy
  Project); Series 2000, Non-Profit VRD RB
  (LOC-Bank of America, N.A.)
  3.79%, 07/01/30(d)(e)                           --   VMIG-1       1,350         1,350,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (Wesley Homes Project); Series
  2005 A, Non-Profit Housing VRD RB (LOC-Bank
  of America, N.A.)
  3.79%, 01/01/36(b)(d)                           --   VMIG-1       4,250         4,250,000
-------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
  Commission (YMCA of Columbia-Willamette);
  Series 1999, VRD RB (LOC-U.S. Bank, N.A.)
  3.79%, 08/01/24(d)(e)(n)                      A-1+       --         750           750,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of) Housing Finance
  Commission (YMCA of Tacoma-Pierce Project);
  Series 2006, Refunding Non-Profit VRD RB
  (LOC-U.S. Bank, N.A.)
  3.80%, 12/01/32(d)(e)                           --   VMIG-1     $ 4,165    $    4,165,000
===========================================================================================
                                                                                157,848,000
===========================================================================================

WEST VIRGINIA-0.10%

Harrison (County of) (Fox Grocery Co.
  Project); Series 1991, Refunding VRD RB
  (LOC-Wachovia Bank, N.A.)
  3.78%, 06/01/14(d)(e)                           --      Aa2       4,140         4,140,000
===========================================================================================

WISCONSIN-5.77%

ABN AMRO Munitops Ctfs. Trust (Central Brown
  (County of) Water Authority); Series
  2005-25, Non-AMT VRD RB (Acquired 08/01/05;
  Cost $17,370,000)
  3.79%, 12/01/13(e)(h)(i)(l)                     --       --      17,370        17,370,000
-------------------------------------------------------------------------------------------
Appleton (City of) Redevelopment Authority
  (Fox Cities Performing Arts Center
  Project); Series 2001 B, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.; M&I
  Marshall & Ilsley Bank)
  3.80%, 06/01/36(d)(e)                           --   VMIG-1       3,600         3,600,000
-------------------------------------------------------------------------------------------
Franklin (City of) Community Development
  Authority (Indian Community School of
  Milwaukee); Series 2002, Redevelopment VRD
  RB (LOC-JPMorgan Chase Bank, N.A.)
  3.80%, 07/01/22(d)(e)                           --   VMIG-1      36,000        36,000,000
-------------------------------------------------------------------------------------------
Green Bay (City of) Housing Authority
  (Sisters of St. Francis Project); Series
  2004, VRD RB (LOC-Allied Irish Banks PLC)
  3.77%, 01/01/35(d)(e)(g)                       A-1       --       4,995         4,995,000
-------------------------------------------------------------------------------------------
Madison (City of) Metropolitan School
  District; Series 2006, TRAN GO 4.00%,
  09/07/07                                        --    MIG-1      35,000        35,154,619
-------------------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Cathedral Place Parking Facility Project);
  Series 2002, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.78%, 05/01/25(d)(e)                           --   VMIG-1       2,845         2,845,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

New Berlin (City of) School District; Series
  2006, Promissory TRAN GO 4.50%, 08/30/07        --    MIG-1     $11,500    $   11,593,164
-------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
  Exposition Center Inc.); Series 2001, VRD
  RB (LOC-U.S. Bank, N.A.)
  3.78%, 08/01/28(d)(e)                           --   VMIG-1      12,055        12,055,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Grace Lutheran
  Foundation Project); Series 1999, VRD RB
  (LOC-U.S. Bank, N.A.) (Acquired 09/12/05;
  Cost $2,555,000)
  3.76%, 07/01/14(d)(e)(h)                      A-1+       --       2,555         2,555,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Gundersen Lutheran);
  Series 2000 A VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/15(b)(c)                         A-1+       --       6,465         6,465,000
-------------------------------------------------------------------------------------------
  Series 2000 B VRD RB (INS-Financial
  Security Assurance Inc.)
  3.85%, 12/01/29(b)(c)                         A-1+       --      25,470        25,470,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Lindengrove, Inc.);
  Series 2003 B, VRD (LOC-JPMorgan Chase
  Bank, N.A.)
  3.77%, 11/01/25(d)(e)                         A-1+       --       7,080         7,080,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 2006 B,
  VRD RB (LOC-M&I Marshall & Ilsley Bank)
  3.78%, 01/15/36(d)(e)                          A-1       --       5,000         5,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish
  Project); Series 2003, VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.78%, 07/01/28(d)(e)                           --   VMIG-1       6,335         6,335,000
-------------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System);
  Series 2003 C VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/15/23(d)(e)                           --   VMIG-1     $ 6,600    $    6,600,000
-------------------------------------------------------------------------------------------
  Series 2003 I Pooled Loan VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.78%, 06/01/23(d)(e)                           --   VMIG-1       8,655         8,655,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Luke's Medical
  Center); Series 1987, VRD RB (LOC-KBC Bank
  N.V.) (Acquired 05/02/05; Cost $27,000,000)
  3.80%, 12/01/17(d)(e)(g)(h)                    A-1       --      27,000        27,000,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Mary's School);
  Series 2004, VRD RB (LOC-M&I Marshall &
  Ilsley Bank)
  3.77%, 08/01/19(d)(e)                          A-1       --       1,830         1,830,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Three Pillars Senior
  Living); Series 2004 B, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.73%, 08/15/34(d)(e)                           --   VMIG-1       1,600         1,600,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Valley Packaging
  Industries Inc.); Series 2005, VRD RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.85%, 07/01/35(d)(e)                           --   VMIG-1       1,240         1,240,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College Project); Series 2003, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.90%, 06/01/33(b)(d)                         A-1+       --       1,100         1,100,000
-------------------------------------------------------------------------------------------

Tax-Free Cash Reserve Portfolio


                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Lutheran
  College); Series 2001, VRD RB (LOC-U.S.
  Bank, N.A.)
  3.90%, 09/01/31(b)(d)                         A-1+       --     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Wisconsin (State of) Rural Water Construction
  Loan Program Commission; Series 2006, BAN
  RN 4.75%, 08/15/07                              --    MIG-1       4,000         4,035,469
===========================================================================================
                                                                                233,678,252
===========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(a)       AMOUNT
                                                S&P    MOODY'S    (000)          VALUE
-------------------------------------------------------------------------------------------


WYOMING-0.48%

Gillette (City of) Pollution Control; Series
  1991, Refunding Floating VRD PCR
  (LOC-Barclays Bank PLC)
  3.78%, 01/01/18(d)(e)(g)                      A-1+      P-1     $ 5,100    $    5,100,000
-------------------------------------------------------------------------------------------
Platte (County of) Pollution Control
  (Tri-State Generation and Transmission
  Association); Series 1984 A, Refunding VRD
  PCR 3.86%, 07/01/14(b)                          --      P-1       4,100         4,100,000
-------------------------------------------------------------------------------------------
Wyoming (State of) Educational Funding;
  Series 2006 A, TRAN
  4.50%, 06/27/07                              SP-1+       --      10,000        10,056,661
===========================================================================================
                                                                                 19,256,661
===========================================================================================
TOTAL INVESTMENTS(q)(r)-98.85%
  (Cost $4,006,153,875)                                                       4,006,153,875
===========================================================================================
OTHER ASSETS LESS LIABILITIES-1.15%                                              46,590,130
===========================================================================================
NET ASSETS-100.00%                                                           $4,052,744,005
___________________________________________________________________________________________
===========================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
P-Floats - Putable Floating Option Tax-Exempt Receipt
PUTTERs  - Putable Tax-Exempt Receipts
RANS     - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated.
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (l) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than one business day. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2006.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(g) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The total foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is 7.9%; each having a less than 5% concentration.
(h) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $996,559,500, which represented 24.59% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(i) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on September 30, 2006.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2006.
(l) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(n) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(p) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(q) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   MBIA Insurance Corp.                                              9.6%
   ------------------------------------------------------------------------
   Financial Guaranty Insurance Co.                                  8.6
   ------------------------------------------------------------------------
   Financial Security Assurance Inc.                                 7.9
   ------------------------------------------------------------------------
   Bank of America, N.A.                                             7.2
   ------------------------------------------------------------------------
   Ambac Assurance Corp.                                             6.7
   ------------------------------------------------------------------------
   JP Morgan Chase Bank, N.A.                                        6.7
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      52.0
   ________________________________________________________________________
   ========================================================================

(r) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,006,153,875)   $4,006,153,875
------------------------------------------------------------
Cash                                              54,198,348
============================================================
Receivables for:
  Investments sold                                13,663,694
------------------------------------------------------------
  Interest                                        22,896,033
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               135,972
------------------------------------------------------------
Other assets                                         142,218
============================================================
     Total assets                              4,097,190,140
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           32,628,194
------------------------------------------------------------
  Dividends                                       11,141,607
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                317,602
------------------------------------------------------------
Accrued distribution fees                            193,076
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,424
------------------------------------------------------------
Accrued transfer agent fees                           31,612
------------------------------------------------------------
Accrued operating expenses                           132,620
============================================================
     Total liabilities                            44,446,135
============================================================
Net assets applicable to shares outstanding   $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,052,710,537
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               33,468
============================================================
                                              $4,052,744,005
____________________________________________________________
============================================================


NET ASSETS:

Institutional Class                           $2,184,081,161
____________________________________________________________
============================================================
Private Investment Class                      $  178,209,699
____________________________________________________________
============================================================
Personal Investment Class                     $   39,813,008
____________________________________________________________
============================================================
Cash Management Class                         $  859,786,254
____________________________________________________________
============================================================
Reserve Class                                 $   19,558,028
____________________________________________________________
============================================================
Resource Class                                $  462,635,110
____________________________________________________________
============================================================
Corporate Class                               $  308,660,745
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,184,002,860
____________________________________________________________
============================================================
Private Investment Class                         178,191,314
____________________________________________________________
============================================================
Personal Investment Class                         39,808,937
____________________________________________________________
============================================================
Cash Management Class                            859,773,377
____________________________________________________________
============================================================
Reserve Class                                     19,555,349
____________________________________________________________
============================================================
Resource Class                                   462,630,031
____________________________________________________________
============================================================
Corporate Class                                  308,665,176
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share for each class           $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $64,687,772
=========================================================================

EXPENSES:

Advisory fees                                                   3,774,934
-------------------------------------------------------------------------
Administrative services fees                                      310,442
-------------------------------------------------------------------------
Custodian fees                                                     77,651
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        485,704
-------------------------------------------------------------------------
  Personal Investment Class                                       134,835
-------------------------------------------------------------------------
  Cash Management Class                                           354,754
-------------------------------------------------------------------------
  Reserve Class                                                    96,993
-------------------------------------------------------------------------
  Resource Class                                                  403,421
-------------------------------------------------------------------------
  Corporate Class                                                  16,953
-------------------------------------------------------------------------
Transfer agent fees                                               218,902
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          51,602
-------------------------------------------------------------------------
Other                                                             388,335
=========================================================================
  Total expenses                                                6,314,526
=========================================================================
Less: Fees waived                                              (1,231,708)
=========================================================================
  Net expenses                                                  5,082,818
=========================================================================
Net investment income                                          59,604,954
=========================================================================
Net realized gain (loss) from Investment securities                75,176
=========================================================================
Net increase in net assets resulting from operations          $59,680,130
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  59,604,954     $   81,006,602
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       75,176             20,198
==============================================================================================
    Net increase in net assets resulting from operations         59,680,130         81,026,800
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (36,124,015)       (51,535,231)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,978,341)        (5,114,924)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (504,916)          (404,324)
----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,499,373)       (15,063,769)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (238,071)          (276,474)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (6,401,163)        (8,314,990)
----------------------------------------------------------------------------------------------
  Corporate Class                                                (1,859,075)          (296,890)
==============================================================================================
    Decrease in net assets resulting from distributions         (59,604,954)       (81,006,602)
==============================================================================================
Share transactions-net:
  Institutional Class                                           291,927,149       (224,964,600)
----------------------------------------------------------------------------------------------
  Private Investment Class                                      (42,786,075)        24,371,221
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      18,909,835         10,024,848
----------------------------------------------------------------------------------------------
  Cash Management Class                                         176,106,119        (41,462,324)
----------------------------------------------------------------------------------------------
  Reserve Class                                                     504,881          9,744,079
----------------------------------------------------------------------------------------------
  Resource Class                                                121,244,070         51,762,427
----------------------------------------------------------------------------------------------
  Corporate Class                                               300,648,751          8,016,425
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         866,554,730       (162,507,924)
==============================================================================================
    Net increase (decrease) in net assets                       866,629,906       (162,487,726)
==============================================================================================

NET ASSETS:

  Beginning of period                                         3,186,114,099      3,348,601,825
==============================================================================================
  End of period (including undistributed net investment
    income of $0 and $0, respectively)                        $4,052,744,005    $3,186,114,099
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Tax-Free Cash Reserve Portfolio

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Tax-Free Cash Reserve Portfolio

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees;
(iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $788,656.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP did not reimburse any expenses.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $310,442.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2006, AIS retained $218,902.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through June 30, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2006, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $242,852, $98,879, $283,803, $84,384,
$322,737 and $16,953, respectively, after FMC waived Plan fees of $242,852, $35,956, $70,951, $12,609, $80,684 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or FMC.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2006, the Fund engaged in securities sales of $15,921,501, which resulted in net realized gains (losses) of $0 and securities purchases of $12,923,697.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

Tax-Free Cash Reserve Portfolio

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $5,418 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                         CAPITAL LOSS
EXPIRATION                                               CARRYFORWARD*
-----------------------------------------------------------------------
March 31, 2013                                                  $41,708
_______________________________________________________________________
=======================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Tax-Free Cash Reserve Portfolio


NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                           YEAR ENDED
                                                            SEPTEMBER 30, 2006(A)                       MARCH 31, 2006
                                                     ------------------------------------    ------------------------------------
                                                          SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                  13,218,005,962    $ 13,218,005,962      24,419,859,762    $ 24,419,859,762
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                288,384,797         288,384,797         590,733,012         590,733,012
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                60,996,835          60,996,835          32,503,439          32,503,439
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 3,691,867,319       3,691,867,319       7,375,896,321       7,375,896,321
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            50,075,617          50,075,617         162,245,979         162,245,979
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        1,535,997,202       1,535,997,202       2,316,222,552       2,316,222,552
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                      459,031,908         459,031,908         129,405,787         129,405,787
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      22,051,538          22,051,538          30,895,326          30,895,326
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                  2,454,612           2,454,612           3,802,001           3,802,001
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    88,820              88,820             201,846             201,846
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     9,059,815           9,059,815          11,231,407          11,231,407
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                               230,235             230,235             247,862             247,862
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            5,672,955           5,672,955           7,599,542           7,599,542
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                           55,615              55,615              10,644              10,644
=================================================================================================================================
Reacquired:
  Institutional Class                                 (12,948,130,351)    (12,948,130,351)    (24,675,719,687)    (24,675,719,687)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (333,625,484)       (333,625,484)       (570,163,791)       (570,163,791)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (42,175,820)        (42,175,820)        (22,680,438)        (22,680,438)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                (3,524,821,015)     (3,524,821,015)     (7,428,590,053)     (7,428,590,053)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (49,800,971)        (49,800,971)       (152,749,762)       (152,749,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       (1,420,426,087)     (1,420,426,087)     (2,272,059,667)     (2,272,059,667)
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                     (158,438,772)       (158,438,772)       (121,400,006)       (121,400,006)
=================================================================================================================================
                                                          866,554,730    $    866,554,730        (162,507,924)   $   (162,507,924)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 61% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

Tax-Free Cash Reserve Portfolio


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2006              2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02              0.02        0.01        0.01        0.01        0.02
=================================================================================================================================
Less distributions from net investment income             (0.02)            (0.02)      (0.01)      (0.01)      (0.01)      (0.02)
=================================================================================================================================
Net asset value, end of period                         $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            1.60%             2.37%       1.08%       0.68%       1.06%       2.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $462,635          $341,384    $289,621    $299,205    $260,178    $137,307
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.38%(b)          0.38%       0.38%       0.38%       0.38%       0.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.46%(b)          0.47%       0.47%       0.47%       0.47%       0.48%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   3.16%(b)          2.33%       1.08%       0.67%       1.04%       1.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $402,319,292.

Tax-Free Cash Reserve Portfolio

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Tax-Free Cash Reserve Portfolio

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Karen Dunn Kelley                             11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Philip A. Taylor                              INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
Prema Mathai-Davis                Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can look up the Fund's Form N-Q filings on the SEC Web site, sec.gov. The Fund's Form N-Q also may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 002-58286.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com                 TFIT-SAR-4            Fund Management Company

ITEM 2. CODE OF ETHICS.

     The Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)  Not applicable.

12(a) (2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: December 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: December 8, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 8, 2006

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.